SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/

     Pre-Effective Amendment No. ----

     Post-Effective Amendment No. 20
                                 ----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /x/

     Amendment No.  21
                   ----
                        (Check appropriate box or boxes.)

TOUCHSTONE VARIABLE SERIES TRUST       FILE NOS. 811-8416 and 33-76566
----------------------------------------------------------------------
(Exact name of Registrant as Specified in Charter)

221 East Fourth Street, Suite 300, Cincinnati, Ohio  45202
--------------------------------------------------------------------
(Address of Principal Executive Offices)      Zip Code

Registrant's Telephone Number, including Area Code (513) 362-8000
-----------------------------------------------------------------

Michael S. Spangler, 221 East Fourth Street, Cincinnati, OH 45202
----------------------------------------------------------------
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
(check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2004 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           TOUCHSTONE VARIABLE SERIES TRUST
                            -------------------------------
                                    FORM N-1A
                              CROSS REFERENCE SHEET
                             ----------------------

ITEM                          SECTION IN PROSPECTUS
----                          ---------------------

1...........................  Front Cover Page; For More Information
2...........................  Touchstone Baron Small Cap Fund, Touchstone
                              Emerging Growth Fund, Touchstone Third Avenue
                              Value Fund, Touchstone Eagle Capital Appreciation
                              Fund, Touchstone Enhanced Dividend 30 Fund,
                              Touchstone Value Plus Fund, Touchstone Growth &
                              Income Fund, Touchstone Balanced Fund, Touchstone
                              High Yield Fund, Touchstone Core Bond Fund,
                              Touchstone Money Market Fund; Investment
                              Strategies and Risks
3...........................  Touchstone Baron Small Cap Fund, Touchstone
                              Emerging Growth Fund, Touchstone Third Avenue
                              Value Fund, Touchstone Eagle Capital Appreciation
                              Fund, Touchstone Enhanced Dividend 30 Fund,
                              Touchstone Value Plus Fund, Touchstone Growth &
                              Income Fund, Touchstone Balanced Fund, Touchstone
                              High Yield Fund, Touchstone Core Bond Fund,
                              Touchstone Money Market Fund; Investment
                              Strategies and Risks
4...........................  Touchstone Baron Small Cap Fund, Touchstone
                              Emerging Growth Fund, Touchstone Third Avenue
                              Value Fund, Touchstone Eagle Capital Appreciation
                              Fund, Touchstone Enhanced Dividend 30 Fund,
                              Touchstone Value Plus Fund, Touchstone Growth &
                              Income Fund, Touchstone Balanced Fund, Touchstone
                              High Yield Fund, Touchstone Core Bond Fund,
                              Touchstone Money Market Fund; Investment
                              Strategies and Risks
5..........................   None
6...........................  The Funds' Management
7...........................  Investing with Touchstone, Distributions and Taxes
8............................ Investing with Touchstone
9...........................  Financial Highlights

                              SECTION IN STATEMENT OF
ITEM                          ADDITIONAL INFORMATION
----                          -----------------------
10..........................  Cover Page, Table of Contents
11..........................  The Trust and the Funds
12..........................  Description of the Funds and Their Investment
                              Risks; Investment  Restrictions, Portfolio
                              Turnover; Appendix
13..........................  Management of the Trust; Code of Ethics; Proxy
                              Voting Procedures
14..........................  Management of the Trust
15..........................  Investment Advisory and Other Services; The
                              Distributor; Distribution Plan; Administrator,
                              Fund Accounting Agent, Custodian and Transfer
                              Agent
16..........................  Brokerage Allocation and Other Practices
17..........................  Capital Stock and Other Securities, The Trust and
                              the Funds
18..........................  Purchase, Redemption and Pricing of Shares
19..........................  Taxation of the Funds
20..........................  Investment Advisory and Other Services
21..........................  Performance Information
22..........................  Financial Statements

Touchstone Variable Series Trust
--------------------------------------------------------------------------------

                                                                      PROSPECTUS
                                                                     May 1, 2004







o    Touchstone Baron Small Cap Fund

o    Touchstone Emerging Growth Fund

o    Touchstone Third Avenue Value Fund

o    Touchstone Eagle Capital Appreciation Fund

o    Touchstone Enhanced Dividend 30 Fund

o    Touchstone Value Plus Fund

o    Touchstone Growth & Income Fund

o    Touchstone Balanced Fund

o    Touchstone High Yield Fund

o    Touchstone Core Bond Fund

o    Touchstone Money Market Fund


The Securities and Exchange Commission has not approved the Funds' shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Notes
--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            PAGE

Information About The Funds.........................................          4

Touchstone Baron Small Cap Fund.....................................          5

Touchstone Emerging Growth Fund.....................................          8

Touchstone Third Avenue Value Fund..................................         11

Touchstone Eagle Capital Appreciation Fund..........................         15

Touchstone Enhanced Dividend 30 Fund................................         19

Touchstone Value Plus Fund..........................................         22

Touchstone Growth & Income Fund.....................................         25

Touchstone Balanced Fund............................................         29

Touchstone High Yield Fund..........................................         33

Touchstone Core Bond Fund...........................................         37

Touchstone Money Market Fund........................................         41

Investment Strategies And Risks.....................................         45

The Funds' Management...............................................         54

Investing With Touchstone...........................................         61

Distributions And Taxes.............................................         63

Financial Highlights................................................         64

For More Information................................................         71

INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Variable Series Trust (the "Trust") is a group of 11 mutual funds (each a "Fund," collectively, the "Funds"). The Trust is part of the Touchstone Funds which also consists of Touchstone Investment Trust, a group of taxable bond and money market mutual funds, Touchstone Strategic Trust, a group of equity mutual funds and Touchstone Tax-Free Trust, a group of tax-free bond and money market mutual funds. Each Fund has a different investment goal and risk level.

Shares of each Fund described in this Prospectus can be purchased by insurance company separate accounts.

You can invest indirectly in the Funds through your purchase of a variable annuity contract or variable life policy. When you purchase a variable annuity contract or variable life policy, you decide how to invest your purchase payments by selecting from the available investment options. The investment options may include the following Sub-Accounts that invest in the Funds of the
Trust: Touchstone Baron Small Cap Fund, Touchstone Emerging Growth Fund, Touchstone Third Avenue Value Fund, Touchstone Eagle Capital Appreciation Fund (formerly the Touchstone Large Cap Growth Fund), Touchstone Enhanced Dividend 30 Fund (formerly the Touchstone Enhanced 30 Fund), Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Balanced Fund, Touchstone High Yield Fund, Touchstone Core Bond Fund and Touchstone Money Market Fund.

You should read the prospectus for the variable annuity contract or variable life policy that you want to purchase to learn about purchasing a contract and selecting your investment options. That prospectus also contains information about the contract, your investment options, the Sub-Accounts and expenses related to purchasing a variable annuity contract or variable life policy.

TOUCHSTONE BARON SMALL CAP FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Touchstone Baron Small Cap Fund seeks long-term capital appreciation.

ITS PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Sub-Advisor seeks securities that it believes have (1) favorable price to value characteristics based on the Sub-Advisor's assessment of their prospects for future growth and profitability and (2) the potential to increase in value at least 50% over two subsequent years. Securities are selected for their capital appreciation potential and investment income is not a consideration in the Sub-Advisor's stock selection process.

Subject to the Fund's 80% investment policy, the Fund will add to positions in a company even though its market capitalization has increased through appreciation beyond the limits stated, if, in the Sub-Advisor's opinion, the company is still an attractive investment. The Sub-Advisor will sell securities if it believes they no longer offer the potential for 100% return over the next four years or if it uncovers inaccuracies in its stock selection process. The Sub-Advisor will also sell securities to make changes to the Fund's portfolio structure, concentration or capitalization. The Sub-Advisor will not sell positions just because their market values have increased.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o    If the stock market as a whole goes down
o Because securities of small cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies
o If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued
o Because growth oriented funds may underperform when value investing is in favor
o If the companies in which the Fund invests do not grow as rapidly as expected
o Because although the Fund is diversified, it may establish significant positions in companies that the Sub-Advisor has the greatest conviction. If the stock price of one or more of those companies should decrease, it could cause the Fund's net asset value to drop to a greater extent than a fund that does not have significant positions in one or more companies.
o If the Sub-Advisor's stock selection process does not accurately identify attractive investments.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Touchstone Baron Small Cap Fund. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The bar chart shows changes in the Fund's performance from year to year.

The Fund's past performance does not necessarily indicate how it will perform in the future.

TOUCHSTONE BARON SMALL CAP FUND PERFORMANCE*

YEAR                    TOTAL RETURN

1994                       -1.97%

1995                       19.54%

1996                       18.54%

1997                       25.08%

1998                       -0.61%

1999                       -2.57%

2000                        1.24%

2001                        6.60%

2002                      -14.08%

2003                       33.43%

*Effective April 28, 2003, substantially all of the assets of the Baron Small Cap Portfolio, a series of The Legends Fund, Inc., were transferred to the Touchstone Baron Small Cap Fund, for which shareholders of the Legends Baron Small Cap Portfolio received shares of the Touchstone Baron Small Cap Fund. The performance and accounting history of the Legends Baron Small Cap Portfolio have been assumed by the Touchstone Baron Small Cap Fund and are reflected in the bar chart above and performance table shown below.

During the periods shown in the bar chart, the highest quarterly return was 19.56% (for the quarter ended 6/30/01) and the lowest quarterly return was -18.90% (for the quarter ended 9/30/98).

The table compares the Fund's average annual returns to those of the Russell 2000 Index. The Russell 2000 Index is a widely recognized unmanaged index of small cap stock performance.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2003
                                                 1 Year     5 Years     10 Years

TOUCHSTONE BARON SMALL CAP FUND                  33.43%     3.82%       7.90%

             RUSSELL 2000 INDEX                  47.25%     7.13%       9.47%


THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

                                                  ANNUAL OPERATING EXPENSES
                                                 (expenses that are deducted
                                                       from Fund assets)

Management Fee                                               1.05%
Other Expenses                                               0.71%
                                                             -----
Total Annual Fund Operating Expenses                         1.76%
Fee Waiver and/or Expense Reimbursement*                     0.11%
                                                             -----
Net Expenses                                                 1.65%

* Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.65% (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least April 30, 2005.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Baron Small Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year             3 Years          5 Years          10 Years
$168               $543             $944             $2,064

TOUCHSTONE EMERGING GROWTH FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Touchstone Emerging Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 65% of total assets) in emerging growth companies. Emerging growth companies can include companies that have earnings that the portfolio managers believe may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates. Emerging growth companies can also include companies that the portfolio managers believe are undervalued, including companies with unrecognized asset values or undervalued growth and companies undergoing a turnaround. The Fund will invest in common stocks of small cap and mid cap companies. The Fund may also invest in companies in the technology sector.

The Fund is sub-advised by two separate management teams, a growth style team and a value style team, that use different style methodologies when evaluating which stocks to buy or sell in their portfolio's holdings. In selecting securities for the Fund, both portfolio management teams evaluate companies by using fundamental analysis of the company's financial statements, interviews with management, analysis of the company's operations and product development and consideration of the company's industry category.

The growth style management team will sell a security if the predetermined sell price is achieved, if it is concluded that the original case for investment is no longer valid or if more attractive alternative investments are available. The value style management team will sell a security if it is believed to be fairly valued, if the Fund's holding in a security becomes larger than a predetermined percentage of the Fund's portfolio or if the goals for a security cannot be achieved according to its evaluation process.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o    If the stock market as a whole goes down
o Because securities of small cap and mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies
o Because securities of emerging growth companies may have limited markets or financial resources and may have more frequent and larger price changes than securities of more established companies
o    If the stocks in the Fund's portfolio are not undervalued as expected
o If the companies in which the Fund invests do not grow as rapidly as expected
o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

o If the methodologies used by the Sub-Advisors to select stocks do not identify attractive investments

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Touchstone Emerging Growth Fund. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The bar chart shows changes in the Fund's performance from year to year.

The Fund's past performance does not necessarily indicate how it will perform in the future.

TOUCHSTONE EMERGING GROWTH FUND PERFORMANCE

YEAR                 TOTAL RETURN

1995                     19.57%

1996                     11.16%

1997                     33.67%

1998                      3.28%

1999                     46.75%

2000                     29.62%

2001                     -2.62%

2002                    -22.31%

2003                     47.26%

During the periods shown in the bar chart, the highest quarterly return was 22.30% (for the quarter ended 6/30/03) and the lowest quarterly return was -19.60% (for the quarter ended 9/30/01).

The table compares the Fund's average annual returns to those of the Russell 2000 Index and the Russell 2500 Index. During the past fiscal year, the Fund changed its comparative index from the Russell 2000 Index to the Russell 2500 Index because the Russell 2500 Index more accurately reflects the Fund's portfolio composition. The Russell 2000 Index is a widely recognized unmanaged index of small cap stock performance. The Russell 2500 Index is a widely recognized unmanaged index of the smallest 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2003
                                                                       Since
                                               1 Year    5 Years   Fund Started*

 TOUCHSTONE EMERGING GROWTH FUND               47.26%     16.21%       16.20%

               RUSSELL 2500 INDEX              45.50%      9.40%       15.70%

               RUSSELL 2000 INDEX              47.25%      7.13%       10.97%

* The Fund began operations on November 21, 1994.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity of variable life contract fees were included, expenses would be higher:

                                                   ANNUAL OPERATING EXPENSES
                                                 (expenses that are deducted
                                                       from Fund assets)

Management Fee                                               0.80%
Other Expenses                                               0.45%
                                                             -----
Total Annual Fund Operating Expenses                         1.25%
Fee Waiver and/or Expense Reimbursement*                     0.10%
                                                             -----
Net Expenses                                                 1.15%
                                                             -----

* Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.15% (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 2004.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Emerging Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year             3 Years          5 Years          10 Years
$117               $387             $677             $1,502

TOUCHSTONE THIRD AVENUE VALUE FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Touchstone Third Avenue Value Fund seeks long-term capital appreciation.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a discount to what the Sub-Advisor believes is their true value. The Fund also seeks to acquire senior securities, such as preferred stocks and debt instruments that it believes are undervalued. Acquisitions of these senior securities will generally be limited to those providing (1) protection against the issuer taking certain actions which could reduce the value of the security and (2) above-average current yields, yields to events (e.g., acquisitions and recapitalizations), or yields to maturity. The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company. The Fund invests in companies regardless of market capitalization. It also invests in both domestic and foreign securities. The mix of the Fund's investments at any time will depend on the industries and types of securities the Sub-Advisor believes hold the most value.

The Sub-Advisor will sell securities due to acquisitions or similar transactions, if the security appreciates and becomes excessively overweighted in the portfolio, if the security becomes grossly overpriced, if the company's business conditions change, or if the Sub-Advisor believes its initial analysis was not accurate. As long as the Sub-Advisor believes a company has strong fundamentals and is not overpriced, it will continue to hold the position.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o    If the stock market as a whole goes down
o Because securities of small cap and mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies
o Because the Fund frequently finds value in industries that appear to be temporarily depressed and the prices of securities in these industries may tend to go down more than those of companies in other industries
o Because the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing potentially smaller gains than a Fund invested solely in stocks
o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
o If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued
o    If the stocks in the Fund's portfolio are not undervalued as expected

o If the companies in which the Fund invests do not grow as rapidly as expected
o Because the Fund is non-diversified, it may hold a significant percentage of its assets in the securities of one company and the securities of that company may not increase in value as expected
o Because value oriented funds may underperform when growth investing is in favor

o If the Sub-Advisor's stock selection process does not identify attractive investments

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find out more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Touchstone Third Avenue Value Fund. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The bar chart shows the changes in the Fund's performance from year to year.

The Fund's past performance does not necessarily indicate how it will perform in the future.

TOUCHSTONE THIRD AVENUE VALUE FUND PERFORMANCE*

YEAR                  TOTAL RETURN

1994                     -2.07%

1995                     43.65%

1996                     24.51%

1997                     30.42%

1998                     18.41%

1999                    -12.14%

2000                     11.16%

2001                     15.22%

2002                    -17.49%

2003                     40.19%

*On April 28, 2003, substantially all of the assets of the Third Avenue Value Portfolio, a series of The Legends Fund, Inc., were transferred to the Touchstone Small Cap Value Fund, for which shareholders of the Legends Third Avenue Value Portfolio received shares of the Touchstone Small Cap Value Fund. The Touchstone Small Cap Value Fund was then renamed the Touchstone Third Avenue Value Fund. Also on April 28, 2003, the Fund replaced its previous sub-advisor, Ark Asset Management, Inc., with Third Avenue Management LLC. The performance and accounting history of the Legends Third Avenue Value Portfolio have been assumed by the Touchstone Third Avenue Value Fund and are reflected in the bar chart above and performance table shown below.

During the periods shown in the bar chart, the highest quarterly return was 16.34% (for the quarter ended 12/31/98) and the lowest quarterly return was -22.49% (for the quarter ended 9/30/02).

The table compares the Fund's average annual returns to those of the Standard & Poor's 500 Index (the "S&P 500 Index") and the Russell 2500 Value Index. In April 2004, the Fund changed its primary benchmark from the S&P 500 Index to the Russell 2500 Value Index because the Russell 2500 Value Index more accurately reflects the Fund's portfolio composition. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The Russell 2500 Value Index is composed of Russell 2500 Index securities that have a less-than-average growth orientation. (The Russell 2500 Index is composed of the smallest 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index.)

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2003
                                              1 Year      5 Years    10 Years

TOUCHSTONE THIRD AVENUE VALUE FUND            40.19%       5.42%      13.71%

          RUSSELL 2500 VALUE INDEX            44.93%      11.93%      13.63%

                     S&P 500 INDEX            28.69%      -0.57%      11.07%

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

                                                    ANNUAL OPERATING EXPENSES
                                                  (expenses that are deducted
                                                        from Fund assets)

Management Fee                                               0.80%
Other Expenses                                               0.33%
                                                             -----
Total Annual Fund Operating Expenses                         1.13%
Fee Waiver and/or Expense Reimbursement*                     0.08%
                                                             -----
Net Expenses                                                 1.05%

* Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.05% (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least April 30, 2005.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Third Avenue Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year             3 Years          5 Years          10 Years
$107               $351             $615             $1,367

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Touchstone Eagle Capital Appreciation Fund (formerly the Touchstone Large Cap Growth Fund) seeks long-term capital appreciation.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest at least 80% of assets in a diversified portfolio of common stocks of large cap companies. This may include companies in the technology sector.

In selecting equity securities for the Fund, the portfolio management team begins with the largest 500 stocks (by market capitalization) in the Russell 1000 Index. It immediately eliminates deeply cyclical stocks, stocks believed to be over valued, companies with unproven business models, businesses without a sustainable competitive advantage and companies whose business models they simply do not understand. The initial screening leaves about 150 stocks, which are assigned to the four co-portfolio managers based on sector.

Each portfolio manager then uses fundamental research to develop five-year earnings estimates for each company based on historical data, current comparables and a thorough understanding of each company and the relevant industry drivers. The portfolio managers generally do not rely on a company's earnings projections or consensus Wall Street estimates. Instead, they do their own research.

The portfolio managers will then assign either a premium or discount multiple to each stock based on what the multiple of that stock has been versus the S&P 500 Index historically and what it is expected to be over the next five years.

The earnings estimates and premium/discount assigned by each portfolio manager are then entered into a proprietary valuation model which ranks each stock based on the five year expected rates of return. The team will generally only invest in those stocks ranked in the top third of the valuation model's rankings. Any stock held which falls into the bottom third of the rankings will normally be sold by the Fund.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o    If the stock market as a whole goes down
o Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
o If the market continually values the stocks in the Fund's portfolio lower than the portfolio managers believe they should be valued
o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors
o If the detailed fundamental analysis of companies in the stock screening process is not accurate
o If the companies in which the Fund invests do not grow as rapidly or increase in value as expected
o Because growth oriented funds may underperform when value investing is in favor
o If the Sub-Advisor's stock selection process does not identify attractive investments

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Touchstone Eagle Capital Appreciation Fund. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The bar chart shows changes in the Fund's performance from year to year.

The Fund's past performance does not necessarily indicate how it will perform in the future.

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND PERFORMANCE*

YEAR                       TOTAL RETURN

1994                            2.64%

1995                           29.93%

1996                           13.95%

1997                           34.78%

1998                           35.65%

1999                           35.51%

2000                          -22.45%

2001                          -27.94%

2002                          -30.47%

2003                           32.24%

* On November 1, 2003, the Fund replaced its previous Sub-Advisor, Harris Bretall Sullivan & Smith LLC, with Eagle Asset Management, Inc.

During the periods shown in the bar chart, the highest quarterly return was 34.54% (for the quarter ended 12/31/98) and the lowest quarterly return was -25.67% (for the quarter ended 9/30/01).

The table compares the Fund's average annual returns to those of the Russell 1000 Growth Index and the S&P 500 Index. In April 2004, the Fund eliminated the Russell 1000 Growth Index as its secondary index. The Russell 1000 Growth Index measures the performance of those Russell 1000 securities with higher price-to-book ratios and higher forecasted growth. (The Russell 1000 securities offer investors access to the extensive large cap segment of the U.S. equity universe representing approximately 92% of the U.S. market). The S&P 500 Index is a widely recognized unmanaged index of common stock prices.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2003
                                                  1 Year   5 Years      10 Years

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND        32.24%    -6.98%        7.11%

                             S&P 500 INDEX        28.69%    -0.57%       11.07%

                 RUSSELL 1000 GROWTH INDEX        29.75%    -5.11%        9.21%

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

                                                  ANNUAL OPERATING EXPENSES
                                                 (expenses that are deducted
                                                       from Fund assets)

Management Fee                                               0.75%
Other Expenses                                               0.42%
                                                             -----
Total Annual Fund Operating Expenses                         1.17%
Fee Waiver and/or Expense Reimbursement*                     0.12%
                                                             -----
Net Expenses                                                 1.05%

* Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.05% (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least April 30, 2005.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Eagle Capital Appreciation Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year             3 Years          5 Years          10 Years
$107               $360             $632             $1,410

TOUCHSTONE ENHANCED DIVIDEND 30 FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Touchstone Enhanced Dividend 30 Fund (formerly the Touchstone Enhanced 30
Fund) seeks to achieve a total return that is higher than the total return of the Dow Jones Industrial Average.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund's portfolio is based on the 30 stocks that comprise the Dow Jones Industrial Average. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks. The Fund uses a quantitative approach to improve on the index returns, investing in all of the Dow Jones Industrial Average components, but increasing the weighting of those with the highest dividend yield. The Fund seeks to overweight the top three yielding stocks in the Dow Jones Industrial Average by adding approximately 8% to the original weight of each, and underweight the remaining 27 stocks of the Dow that have a lower relative dividend yield. The Fund's investments may include companies in the technology sector.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o    If the stock market as a whole goes down
o Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
o If the Sub-Advisor's quantitative approach to enhanced index investing is not accurate
o If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued
o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors
o Because the Fund is non-diversified, it may hold a significant percentage of its assets in the securities of one company and the securities of that company may not increase in value as expected

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find out more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Touchstone Enhanced Dividend 30 Fund. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The bar chart shows changes in the Fund's performance from year to year.

The Fund's past performance does not necessarily indicate how it will perform in the future.

TOUCHSTONE ENHANCED DIVIDEND 30 FUND PERFORMANCE

YEAR                   TOTAL RETURN

2000                      -3.00%

2001                     -11.45%

2002                     -22.67%

2003                      32.00%

During the periods shown in the bar chart, the highest quarterly return was 18.26% (for the quarter ended 6/30/03) and the lowest quarterly return was -20.30% (for the quarter ended 9/30/02).

The table compares the Fund's average annual returns to those of the Dow Jones Industrial Average. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2003
                                                                   Since
                                              1 Year           Fund Started*

TOUCHSTONE ENHANCED DIVIDEND 30 FUND          32.00%               -1.55%

        DOW JONES INDUSTRIAL AVERAGE          28.29%                1.22%

* The Fund began operations on May 1, 1999.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

                                                  ANNUAL OPERATING EXPENSES
                                                 (expenses that are deducted
                                                       from Fund assets)

Management Fee                                               0.65%
Other Expenses                                               0.84%
                                                             -----
Total Annual Fund Operating Expenses                         1.49%
Fee Waiver and/or Expense Reimbursement*                     0.74%
                                                             -----
Net Expenses                                                 0.75%

* Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.75% (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 12, 2005.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Enhanced Dividend 30 Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first two years, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year             3 Years          5 Years          10 Years
$  77              $321             $668             $1,648

TOUCHSTONE VALUE PLUS FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Touchstone Value Plus Fund seeks to increase the value of Fund shares over the long-term.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 65% of total assets) in common stocks of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. These may include companies in the technology sector.

At least 75% of total assets will be invested in large cap companies and the remainder will generally be invested in mid cap companies.

The Fund's securities will be sold when the Sub-Advisor believes they are overvalued relative to their growth potential, when there is a deterioration in fundamental criteria, or when their price decreases by at least 10% relative to the market.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o    If the stock market as a whole goes down
o    If the stocks in the Fund's portfolio are not undervalued as expected
o Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
o Because securities of mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies
o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors
o Because value oriented funds may underperform when growth investing is in favor
o If the Sub-Advisor's stock selection process does not identify attractive investments

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Touchstone Value Plus Fund. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The bar chart shows changes in the Fund's performance from year to year.

The Fund's past performance does not necessarily indicate how it will perform in the future.

TOUCHSTONE VALUE PLUS FUND PERFORMANCE

YEAR                  TOTAL RETURN

1999                      15.02%

2000                       2.60%

2001                      -0.88%

2002                     -26.65%

2003                      29.72%

During the periods shown in the bar chart, the highest quarterly return was 17.72% (for the quarter ended 6/30/03) and the lowest quarterly return was -19.20% (for the quarter ended 9/30/02).

The table compares the Fund's average annual returns to those of the S&P 500 Index, the S&P/Barra Value Index and the Russell 1000 Value Index. In April 2004, the Fund changed its benchmark index from the S&P 500 Index to the Russell 1000 Value Index because the Russell 1000 Value Index more accurately reflects the Fund's portfolio composition and eliminated the S&P/Barra Value Index as its secondary index. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The S&P/Barra Value Index is a capitalization-weighted index comprised of stocks of the S&P 500 Index with low price-to-book ratios relative to the S&P 500 Index as a whole. Each company of the S&P 500 Index is assigned to either the S&P 500 Value Index or S&P Growth Index so that the sum of the indices reflects the total S&P 500 Index. The Russell 1000 Value Index is a widely recognized unmanaged index of the Russell 1000 securities that have a less-than-average growth orientation. (The Russell 1000 securities offer investors access to the extensive large cap segment of the U.S. equity universe representing approximately 92% of the U.S. market.)

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2003
                                                                      Since
                                       1 Year         5 Years     Fund Started*

TOUCHSTONE VALUE PLUS FUND             29.72%           2.17%          2.29%

  RUSSELL 1000 VALUE INDEX             30.03%           3.56%          3.65%

             S&P 500 INDEX             28.69%          -0.57%          1.46%

     S&P/BARRA VALUE INDEX             31.79%           1.95%          2.00%

                                     * The Fund began operations on May 1, 1998.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

                                                 ANNUAL OPERATING EXPENSES
                                                (expenses that are deducted
                                                       from Fund assets)

Management Fee                                               0.75%
Other Expenses                                               0.72%
                                                             -----
Total Annual Fund Operating Expenses                         1.47%
Fee Waiver and/or Expense Reimbursement*                     0.32%
                                                             -----
Net Expenses                                                 1.15%

* Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.15% (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least April 30, 2005.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Value Plus Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year             3 Years          5 Years          10 Years
$   117            $   433          $  772           $ 1,730

TOUCHSTONE GROWTH & INCOME FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Touchstone Growth & Income Fund seeks to increase the value of Fund shares over the long-term, while receiving dividend income.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund generally invests (at least 50% of total assets) in dividend paying common stocks, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities which do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future. Although the yield of the Fund's portfolio usually will be greater than the yield of the S&P 500 Index and similar to the yield of a value-oriented benchmark like the Russell 1000 Value Index, not every stock in the Fund will have a premium yield.

The Fund invests in stocks with lower valuations than the broad market, that, in the portfolio manager's view, have good long-term dividend and earnings fundamentals. The portfolio manager utilizes screening techniques based on price/earnings ratios, financial strength and long-term earnings and dividend growth to identify attractive investment opportunities within a universe of large capitalization equities and American Depository Receipts (ADRs). These companies are subject to further fundamental analysis, which enables the portfolio manager to evaluate value oriented and cheap cyclical growth companies that pay little or no dividends.

The Fund may invest up to 20% of its total assets in securities of foreign companies, including ADRs and American Depository Shares (ADSs). The Fund may invest up to 20% of its total assets in investment grade non-convertible debt securities or in convertible debt securities rated as low as the highest level of non-investment grade. The Fund may also invest in stocks in the technology sector. The Fund will invest in companies of various sizes.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o    If the stock market as a whole goes down
o If any of the stocks in the Fund's portfolio do not increase in value as expected
o Because securities of small cap and mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies
o If earnings of companies the Fund invests in are not achieved and income available for interest or dividend payments is reduced
o If interest rates go up, causing the value of any debt securities held by the Fund to decline
o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
o Because the issuers of non-investment grade debt securities held by the Fund are more likely to be unable to make timely payments of interest or principal, particularly during an economic downturn or recession

o Because value oriented funds may underperform when growth investing is in favor
o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors
o Because the Fund may, at various times, invest a significant percentage of its assets in the securities of a single sector and when the Fund is over weighted in a sector, it may be more sensitive to any single economic, business, political or regulatory occurrence than a fund that is not over weighted in a sector
o If the screening techniques used by the Sub-Advisor do not identify attractive investments

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Touchstone Growth & Income Fund. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The bar chart shows changes in the Fund's performance from year to year.

The Fund's past performance does not necessarily indicate how it will perform in the future.

TOUCHSTONE GROWTH & INCOME FUND PERFORMANCE

YEAR                   TOTAL RETURN

1999                       2.39%

2000                      12.20%

2001                      -5.28%

2002                     -14.90%

2003                      32.84%

During the periods shown in the bar chart, the highest quarterly return was 18.86% (for the quarter ended 6/30/03) and the lowest quarterly return was -19.43% (for the quarter ended 9/30/02).

The table compares the Fund's average annual returns to those of the S&P 500 Index and the Russell 1000 Value Index. In April 2004, the Fund changed its benchmark from the S&P 500 Index to the Russell 1000 Value Index because the Russell 1000 Value Index more accurately reflects the Fund's portfolio composition. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The Russell 1000 Value Index measures the performance of those Russell 1000 securities with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 securities offer investors access to the extensive large cap segment of the U.S. equity universe representing approximately 92% of the U.S. market).

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2003
                                                             Since
                                               1 Year    Fund Started*

TOUCHSTONE GROWTH & INCOME FUND                32.84%        4.22%

       RUSSELL 1000 VALUE INDEX                30.03%        3.56%

                  S&P 500 INDEX                28.69%       -0.57%

                                 *The Fund began operations on January 1, 1999.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

                                                  ANNUAL OPERATING EXPENSES
                                                 (expenses that are deducted
                                                       from Fund assets)

Management Fee                                               0.80%
Other Expenses                                               0.42%
                                                             -----
Total Annual Fund Operating Expenses                         1.22%
Fee Waiver and/or Expense Reimbursement*                     0.37%
                                                             -----
Net Expenses                                                 0.85%

* Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.85% (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 2004.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Growth & Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year             3 Years          5 Years          10 Years
$  87              $  351           $  635           $ 1,445

TOUCHSTONE BALANCED FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Touchstone Balanced Fund seeks to achieve both an increase in share price and current income.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in both equity securities (generally about 60% of total assets) and debt securities (generally about 40%, but at least 25% of total assets). The equity securities will be in companies of various sizes. The debt securities will be rated investment grade or at the two highest levels of non-investment grade.

The Fund may also invest in:

o    Warrants

o    Preferred stocks

o    Convertible securities

The Fund may also invest up to 1/3 of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries.

In choosing equity securities for the Fund, the portfolio manager will seek out companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

The portfolio manager will sell a security if the security's price approaches full intrinsic value, in anticipation of changes to the company's fundamentals or risk profile, if the security's price moves sharply in either direction or if a more attractive investment opportunity becomes available.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o    If the stock market as a whole goes down
o    If the stocks in the Fund's portfolio do not increase in value as expected
o If earnings of companies the Fund invests in are not achieved and income available for interest or dividend payments is reduced
o If interest rates go up, causing the value of any debt securities held by the Fund to decline
o Because the issuers of non-investment grade debt securities held by the Fund are more likely to be unable to make timely payments of interest or principal, particularly during an economic downturn or recession
o Because investments in securities of foreign companies may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

o Because securities of small cap and mid cap companies may be more thinly traded and may have moe frequent and larger price changes than securities of more established companies
o If the Sub-Advisor's stock selection process does not identify attractive investments
o Because securities of companies in emerging market countries involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in these securities than other foreign securities
o Because value oriented funds may underperform when growth investing is in favor

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Touchstone Balanced Fund. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The bar chart shows changes in the Fund's performance from year to year.

The Fund's past performance does not necessarily indicate how it will perform in the future.

TOUCHSTONE BALANCED FUND PERFORMANCE

YEAR                 TOTAL RETURN

1995                     24.56%

1996                     16.78%

1997                     18.61%

1998                      5.44%

1999                      9.62%

2000                     12.70%

2001                      2.67%

2002                     -9.09%

2003                     21.57%

During the periods shown in the bar chart, the highest quarterly return was 10.47% (for the quarter ended 6/30/03) and the lowest quarterly return was -9.20% (for the quarter ended 9/30/02).

The table compares the Fund's average annual returns to those of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and a blended index comprised of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The Lehman Brothers Aggregate Bond Index is comprised of approximately 6,000 publicly traded bonds with an average maturity of approximately 10 years.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2003
                                                                   Since
                                            1 Year    5 Years  Fund Started*

             TOUCHSTONE BALANCED FUND       21.57%     6.99%       11.03%

                        S&P 500 INDEX       28.69%    -0.57%       12.22%

 LEHMAN BROTHERS AGGREGATE BOND INDEX        4.10%     6.62%        8.14%

BLEND-- 60% S&P 500, 40% LB AGGREGATE       18.64%     2.87%       11.09%

                                *The Fund began operations on November 21, 1994.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

                                                  ANNUAL OPERATING EXPENSES
                                                 (expenses that are deducted
                                                       from Fund assets)

Management Fee                                               0.80%
Other Expenses                                               0.49%
                                                             -----
Total Annual Fund Operating Expenses                         1.29%
Fee Waiver and/or Expense Reimbursement*                     0.39%
                                                             -----
Net Expenses                                                 0.90%

* Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.90% (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 2004.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Balanced Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year             3 Years          5 Years          10 Years
$   92             $  370           $  670           $ 1,522

TOUCHSTONE HIGH YIELD FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Touchstone High Yield Fund seeks to achieve a high level of current income as its main goal. Capital appreciation is a secondary consideration.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 80% of assets), under normal circumstances, in non-investment grade debt securities. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative. The Fund expects to have an average maturity between 6 and 10 years, but it may vary between 4 and 12 years.

In selecting securities for the Fund, the Fund's Sub-Advisor analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, the Sub-Advisor implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The next step is to apply a rigorous credit selection process in order to identify securities that offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund's portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund's portfolio.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o Because issuers of non-investment grade debt securities are more likely to be unable to make timely payments of interest or principal, particularly during an economic downturn or recession
o If interest rates go up, causing the value of any debt securities held by the Fund to decline
o If the Sub-Advisor's stock selection process does not identify attractive investments
o Because securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find out more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Touchstone High Yield Fund. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The bar chart shows changes in the Fund's performance from year to year.

The Fund's past performance does not necessarily indicate how it will perform in the future.

TOUCHSTONE HIGH YIELD FUND PERFORMANCE

YEAR                 TOTAL RETURN

2000                     -0.70%

2001                      6.93%

2002                      2.82%

2003                     23.99%

During the periods shown in the bar chart, the highest quarterly return was 8.99% (for the quarter ended 6/30/03) and the lowest quarterly return was -4.88% (for the quarter ended 3/31/00).

The table compares the Fund's average annual returns to those of the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index is an unmanaged index consisting of non-investment grade bonds with maturities of 1 year or more.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2003
                                                               Since
                                               1 Year       Fund Started*

           TOUCHSTONE HIGH YIELD FUND          23.99%           4.79%

MERRILL LYNCH HIGH YIELD MASTER INDEX          27.22%           5.27%

                                      *The Fund began operations on May 1, 1999.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

                                                ANNUAL OPERATING EXPENSES
                                                 (expenses that are deducted
                                                       from Fund assets)

Management Fee                                               0.50%
Other Expenses                                               0.36%
                                                             -----
Total Annual Fund Operating Expenses                         0.86%
Fee Waiver and/or Expense Reimbursement*                     0.12%
                                                             -----
Net Expenses                                                 0.74%

* Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.80% or below (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 2004.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone High Yield Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year             3 Years          5 Years          10 Years
$76                $262             $465             $1,050

TOUCHSTONE CORE BOND FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Touchstone Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily, under normal circumstances, at least 80% of assets in bonds. Bonds include mortgage-related securities, asset-backed securities, government securities and corporate debt securities. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund expects to have an average effective maturity of between 5 and 15 years. The Fund invests at least 65% of total assets in investment-grade debt securities, but may invest up to 35% of total assets in non-investment grade debt securities rated as low as B. The Fund may also invest in U.S. dollar denominated foreign debt securities.

In deciding what securities to buy and sell for the Fund, the Fund's Sub-Advisor analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility of the Fund's portfolio. The Sub-Advisor follows a disciplined sector allocation process in order to build a broadly diversified portfolio of bonds.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o If interest rates go up, causing the value of any debt securities held by the Fund to decline
o Because fluctuations in interest rates generally have a more pronounced effect on longer term debt securities
o Because securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities
o If the issuer of a security is unable to make timely payments of principal or interest when due
o Because mortgage-related securities and asset-backed securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment
o Because issuers of non-investment grade debt securities are more likely to be unable to make timely payments of interest or principal, particularly during an economic downturn or recession
o Because foreign securities may have unique risks and may lose more value that U.S. securities
o If the analysis used by the Sub-Advisor to select stocks does not identify attractive investments

While some of the U.S. Government securities held by the Fund are backed by the full faith and credit of the U.S. Treasury, others are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligations. Securities backed by the full faith and credit of the U.S. Treasury include Treasury bills, Treasury notes and Treasury bonds. Securities backed only by the credit of the government agency issuing the security include securities issued by the GNMA, FNMA, FHLMC, FGLMC, SLMA, SBA and TVA.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Touchstone Core Bond Fund. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The bar chart shows changes in the Fund's performance from year to year.

The Fund's past performance does not necessarily indicate how it will perform in the future.

TOUCHSTONE CORE BOND FUND PERFORMANCE

YEAR               TOTAL RETURN

1999                  -1.28%

2000                   9.20%

2001                   7.85%

2002                   7.93%

2003                   3.49%

During the periods shown in the bar chart, the highest quarterly return was 4.54% (for the quarter ended 9/30/01) and the lowest quarterly return was -0.89% (for the quarter ended 6/30/99).

The table compares the Fund's average annual returns to those of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is comprised of approximately 6,000 publicly traded bonds with an average maturity of approximately 10 years.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2003
                                                                   Since
                                                     1 Year     Fund Started*

           TOUCHSTONE CORE BOND FUND                  3.49%         5.37%

LEHMAN BROTHERS AGGREGATE BOND INDEX                  4.10%         6.61%

                                  *The Fund began operations on January 1, 1999.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

                                                  ANNUAL OPERATING EXPENSES
                                                 (expenses that are deducted
                                                       from Fund assets)

Management Fee                                               0.55%
Other Expenses                                               0.37%
                                                             -----
Total Annual Fund Operating Expenses                         0.92%
Fee Waiver and/or Expense Reimbursement*                     0.17%
                                                             -----
Net Expenses                                                 0.75%

* Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.75% (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 2004.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Core Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year             3 Years          5 Years          10 Years
$77                $276             $493             $1,116

TOUCHSTONE MONEY MARKET FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in high-quality money market instruments.

The Fund's investments may include:

o Domestic bank obligations, including certificates of deposit, bankers' acceptances and time deposits
o U.S. Government obligations issued directly by the U.S. Treasury or by agencies of the U.S. Government
o    Short-term corporate debt obligations
o    Taxable and tax-exempt municipal securities
o    Variable and floating rate securities
o    Repurchase agreements

Like all money market funds, when buying and selling securities, the Fund is subject to maturity, quality and diversification requirements designed to help it maintain a constant share price of $1.00 per share.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

The Fund's yield may decrease:

o    If interest rates decrease.
o    If issuers are unable to make timely payments of interest or principal.

While some of the U.S. Government securities held by the Fund are backed by the full faith and credit of the U.S. Treasury, others are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligations. Securities backed by the full faith and credit of the U.S. Treasury include Treasury bills, Treasury notes and Treasury bonds. Securities backed only by the credit of the government agency issuing the security include securities issued by the GNMA, FNMA, FHLMC, FGLMC, SLMA, SBA and TVA.

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in Class I (Institutional) shares of the Touchstone Money Market Fund. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.

The bar chart shows changes in the Fund's Class I performance from year to year since the Fund started. Since Service Class shares have less than one calendar year of operating history, the performance is shown for Class I shares only. The returns for Service Class shares offered by the Fund will be lower than the returns of Class I shares since Service Class shares have 12b-1 distribution fees.

The Fund's past performance does not necessarily indicate how it will perform in the future.

TOUCHSTONE MONEY MARKET FUND - CLASS I PERFORMANCE

YEAR              TOTAL RETURN

2002                  1.58%

2003                  1.01%

During the periods shown in the bar chart, the highest quarterly return was 0.46% (for the quarter ended 3/31/02) and the lowest quarterly return was 0.33% (for the quarter ended 12/31/02).

The 7-day yield of the Fund's Class I shares as of December 31, 2003 was 0.96%.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2003
                                                               Since
                                           1 Year          Fund Started*

TOUCHSTONE MONEY MARKET FUND - CLASS I      1.01%              1.76%

                                     * The Fund began operations on May 1, 2001.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

                                                ANNUAL OPERATING EXPENSES
                                                 (expenses that are deducted
                                                       from Fund assets)

                                                  Service
                                                   Class            Class I
                                                  Shares             Shares

Management Fee                                     0.19%             0.19%
Distribution (12b-1) Fees                          0.25%             None
Other Expenses                                     0.28%             0.37%
Total Annual Fund Operating Expenses               0.72%             0.56%
Fee Waiver and/or Expense Reimbursement*           0.19%             0.26%
Net Expenses                                       0.53%             0.28%**

* Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.54% or below for Service Class shares and 0.28% for Class I shares (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 2005.

** Net Expenses for Class I shares shown above have been restated to reflect current operating expenses. Actual net expenses for the fiscal year ended December 31, 2003 were 0.30%.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first two years, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year       3 Years      5 Years      10 Years

Service Class Shares          $54          $191         $362         $858

Class I Shares                $31          $126         $260         $650

INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?

Each Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions, including conditions when a Sub-Advisor is unable to identify attractive investment opportunities. During these times, a Fund may not achieve its investment goals.

DO THE FUNDS ENGAGE IN ACTIVE TRADING OF SECURITIES?

The Core Bond Fund may engage in active trading to achieve its investment goals. Frequent trading increases transaction costs, which would lower the Fund's performance.

CAN A FUND CHANGE ITS INVESTMENT GOAL?

Each Fund may change its investment goal(s) by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any such change takes effect.

DO THE FUNDS HAVE OTHER INVESTMENT STRATEGIES, IN ADDITION TO THEIR PRINCIPAL INVESTMENT STRATEGIES?

BARON SMALL CAP FUND.  The Baron Small Cap Fund may also invest in:

o    Preferred stocks and convertible preferred stocks
o    Convertible bonds and debentures
o    Warrants (up to 5% of net assets)
o    Securities of foreign companies (up to 10% of total assets)
o    U.S. Government securities
o    Mortgage-related securities (up to 5%)
o Debt securities that are rated in the medium to lowest rating categories by S&P and Moody's (up to 20% of total assets)

EMERGING GROWTH FUND.  The Emerging Growth Fund may also invest in:

o    Securities of large cap companies
o    Securities of foreign companies (up to 20% of total assets)
o American Depository Receipts (ADRs), American Depository Shares (ADSs) and other depository receipts (up to 20% of total assets)
o Securities of companies in emerging market countries (up to 10% of total assets)
o Securities designed to replicate an index, an industry or a sector of the economy
o    Cash equivalents
o    Initial public offerings

THIRD AVENUE VALUE FUND.  The Third Avenue Value Fund may also invest in:

o    Non-investment grade debt securities (up to 35% of total assets)
o    Securities of foreign companies (up to 25% of total assets)
o    U.S. Government securities
o    Mortgage-related securities
o    Warrants (up to 5% of net assets)

EAGLE CAPITAL APPRECIATION FUND. The Eagle Capital Appreciation Fund may also invest in:

o    U.S. Government securities
o    Mortgage-related securities
o    Warrants (up to 5% of net assets)
o    American Depository Receipts (ADRs) and other depository receipts
o    Preferred stock and convertible securities
o    Securities of other investment companies
o    S&P Depository Receipts (SPDRs)

VALUE PLUS FUND. The Value Plus Fund may also invest in:

o    Preferred stocks
o    Investment grade debt securities
o    Convertible securities
o    American Depository Receipts (ADRs) and other depository receipts

In addition, the Value Plus Fund may invest up to 10% of it total assets in:

o    Cash equivalent investments
o    Short-term debt securities

GROWTH & INCOME FUND.  The Growth & Income Fund may also invest in:

o    Non-convertible, non-investment grade debt securities (up to 5%)
o    Real Estate Investment Trusts (REITs) (up to 10%)

BALANCED FUND. The Balanced Fund's investments in debt securities may include U.S. Government securities and securities of foreign governments.

HIGH YIELD FUND.  The High Yield Fund may also invest in:

o Securities of foreign companies (up to 15% of total assets), but only up to 5% of its total assets in securities of foreign companies that are denominated in a currency other than the U.S. dollar
o    Debt securities of issuers in emerging market countries
o Mortgage-related securities and other types of loans and loan participations
o    U.S. Government securities and securities of foreign governments
o    Preferred stocks

CORE BOND FUND. The Core Bond Fund may also invest in:

o    Preferred stocks
o Debt securities denominated in foreign currencies (up to 20% of total assets)

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS


MONEY MARKET INSTRUMENTS include:

o    Bank obligations
o    Short-term government securities
o    Short-term corporate debt securities
o    Short-term municipal securities
o    Variable and floating rate securities

BANK OBLIGATIONS include:

o Certificates of deposit, which are issued by banks in exchange for the deposit of funds and have penalties for early withdrawal
o Bankers' acceptances, which are bills of exchange used by corporations to finance the shipment and storage of goods and to furnish dollar exchange
o Time deposits, which are deposits in a bank that earn a specified interest rate over a given period of time

U.S. GOVERNMENT SECURITIES include:

o Obligations issued directly by the U.S. Treasury such as Treasury bills, notes and bonds
o Obligations issued by agencies or instrumentalities of the U.S. Government, such as the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal Government Loan Mortgage Corporation (FGLMC), Student Loan Marketing Association (SLMA), Small Business Administration
     (SBA), Tennessee Valley Authority (TVA) and the Overseas Private Investment Corporation (OPIC)
o    U.S. Treasuries issued without interest coupons (STRIPS)
o Inflation-indexed bonds issued by the U.S. Treasury whose principal value is periodically adjusted to the rate of inflation

Some U.S. Government securities are backed by the full faith and credit of the U.S. Treasury, meaning that payment of principal and interest is guaranteed by the U.S. Treasury. Other U.S. Government securities are backed only by the credit of the agency or instrumentality issuing the security, which may include the right of the issuer to borrow from the U.S. Treasury. Securities backed by the full faith and credit of the U.S. Treasury include Treasury bills, Treasury notes, Treasury bonds and securities backed by OPIC. Securities backed only by the credit of the government agency issuing the security include securities backed by the GNMA, FNMA, FHLMC, FGLMC, SLMA, SBA and TVA.

CORPORATE DEBT SECURITIES. Corporate debt securities are obligations of a corporation to pay interest and repay principal. Corporate debt securities include commercial paper, notes and bonds.

MUNICIPAL SECURITIES. Municipal securities are issued to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to lend money to other public institutions. The two types of municipal securities are general obligation bonds and revenue bonds. General obligation bonds are secured by the issuer's full faith and credit and taxing power, while revenue bonds are backed only by the revenues of the specific project.

VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities are securities with interest rates that are adjusted when a specific interest rate index changes (floating rate securities) or on a schedule (variable rate securities).

FOREIGN DEBT SECURITIES. Foreign debt securities are obligations of a country other than the U.S. to pay interest and repay principal.

FOREIGN COMPANIES. A foreign company is a company that meets one or more of the following criteria:

o    It is organized under the laws of a foreign country
o    It maintains its principal place of business in a foreign country
o The principal trading market for its securities is located in a foreign country
o It derives at least 50% of its revenues or profits from operations in foreign countries
o    It has at least 50% of its assets located in foreign countries

AMERICAN DEPOSITORY RECEIPTS (ADRs)/AMERICAN DEPOSITORY SHARES (ADSs). ADRs and ADSs are securities that represent an ownership interest in a foreign security. They are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of the foreign security and are traded on U.S. exchanges.

INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are generally rated BBB or better by Standard & Poor's Rating Service ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's").

NON-INVESTMENT GRADE DEBT SECURITIES. Non-investment grade debt securities are higher risk, lower quality securities, often referred to as "junk bonds" and are considered speculative. They are rated below BBB by S&P or below Baa by Moody's.

ASSET-BACKED SECURITIES. Asset-backed securities represent groups of other assets, for example credit card receivables, that are combined or pooled for sale to investors.

MORTGAGE-RELATED SECURITIES. Mortgage-related securities represent groups of mortgage loans that are combined for sale to investors. The loans may be grouped together by agencies of the U.S. Government such as:

o    The Government National Mortgage Association (GNMA)
o    The Federal National Mortgage Association (FNMA)
o    The Federal Home Loan Mortgage Corporation (FHLMC)

Securities backed by the GNMA, FNMA or FHLMC are not backed by the full faith and credit of the U.S. Government, but are backed only by the credit of the government agency issuing the security.

The loans may be grouped together by private issuers such as:

o    Commercial banks
o    Savings and loan institutions
o    Mortgage bankers
o    Private mortgage insurance companies

Mortgage-related securities include Collateralized Mortgage Obligations (CMOs) and Real Estate Mortgage Investment Conduits (REMICs). CMOs and REMICs are types of mortgage-related securities that provide an investor with a specified interest in the cash flow from a pool of mortgage loans or other mortgage-backed securities. CMOs and REMICs are issued in 2 or more classes with varying maturity dates and interest rates. A REMIC is a private entity formed to hold a fixed pool of mortgagees secured by an interest in real property. A REMIC is a type of CMO that qualifies for special tax treatment under the Internal Revenue Code.

REAL ESTATE INVESTMENT TRUSTS (REITs). REITs pool investors' money to invest primarily in income-producing real estate or real estate-related loans or interests.

"LARGE CAP," "MID CAP" AND "SMALL CAP" COMPANIES. Generally companies are categorized as follows:

o    A large cap company has a market capitalization of more than $10 billion
o A mid cap company has a market capitalization between $2.5 billion and $10 billion
o    A small cap company has a market capitalization of less than $2.5 billion

EMERGING GROWTH COMPANIES. Emerging growth companies include:

o Companies that the portfolio managers believe have earnings that may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates
o Companies that the portfolio managers believe have unrecognized asset values, undervalued growth or emerging growth
o    Companies undergoing a turnaround

EMERGING MARKET COUNTRIES. Emerging market countries are countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. When a Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that meets one or more of the following criteria:

o    It is organized under the laws of an emerging market country
o    It maintains its principal place of business in an emerging market country
o It derives at least 50% of its revenues or profits from operations within emerging market countries
o    It has at least 50% of its assets located in emerging market countries

o The principal trading market for its securities is located in an emerging market country

UNDERVALUED STOCKS. A stock is considered undervalued if the portfolio manager believes it should be trading at a higher price than it is at the time of purchase. Factors considered may include:

o    Price relative to earnings
o    Price relative to cash flow
o    Price relative to financial strength

REPURCHASE AGREEMENTS. Repurchase agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies, and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

WARRANTS. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. It should also be noted that the prices of warrants do not necessarily move parallel to the prices of the underlying securities. It should also be noted that if the market price of the underlying security never exceeds the exercise price, the Fund will lose the entire investment in the warrant. Moreover, if a warrant is not exercised within the specified time period, it will become worthless and the Fund will lose the purchase price and the right to purchase the underlying security.

TO-BE-ANNOUNCED SECURITIES. To-be-announced securities are paid for and delivered within 15 to 45 days from their date of purchase. In a to-be-announced transaction, the parties to the transaction commit to purchasing or selling securities before all the specific information, particularly the face amount of the securities, is known. If a Fund invests in to-be-announced securities, it will maintain a segregated account of cash or liquid securities to pay for its to-be-announced securities and this account will be valued daily in order to account for market fluctuations in the value of its to-be-announced commitments.

S&P DEPOSITORY RECEIPTS (SPDRs). SPDRs typically trade like a share of common stock and provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Index. There can be no assurance that this can be accomplished as it may not be possible for the portfolio to replicate and maintain exactly the composition and relative weightings of the S&P 500 Index securities. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment.

RISKS OF INVESTING IN THE FUNDS

MARKET RISK. A Fund that invests in common stocks is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. In addition, stocks fall into three broad market capitalization categories - large cap, mid cap and small cap. Investing primarily in one category carries the risk that due to market conditions, that category may be out of favor. For example, if valuations of large cap companies appear to be greatly out of proportion to the valuations of small or mid cap companies, investors may migrate to the stocks of small and mid-sized companies, causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Common stock prices tend to go up and down more than those of bonds.

o SMALL CAP COMPANIES. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.
o MID CAP COMPANIES. Mid cap stock risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

o LARGE CAP COMPANIES. Large cap stock risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

o EMERGING GROWTH COMPANIES. Investment in emerging growth companies is subject to enhanced risks because such companies generally have limited product lines, markets or financial resources and often exhibit a lack of management depth. The securities of such companies can be difficult to sell and are usually more volatile than securities of larger, more established companies.
o REAL ESTATE INVESTMENT TRUSTS (REITS). Investment in REITs is subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). REITs are more sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also lose value due to changes in tax or other regulatory requirements.

o TECHNOLOGY SECURITIES. The value of technology securities may fluctuate dramatically and technology securities may be subject to greater than average financial and market risk. Investments in the high technology sector include the risk that certain products and services may be subject to competitive pressures and aggressive pricing and the risk that new products will not meet expectations or even reach the marketplace.
o INITIAL PUBLIC OFFERINGS (IPOS). IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As a Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance.

INTEREST RATE RISK. A Fund that invests in debt securities is subject to the risk that the market value of the debt securities will decline because of rising interest rates. The prices of debt securities are generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

The yield of the Money Market Fund will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interest rates increase and decrease when interest rates decrease.

o MORTGAGE-RELATED SECURITIES. Payments from the pool of loans underlying a mortgage-related security may not be enough to meet the monthly payments of the mortgage-related security. If this occurs, the mortgage-related security will lose value. Also, prepayments of mortgages or mortgage foreclosures will shorten the life of the pool of mortgages underlying a mortgage-related security and will affect the average life of the mortgage-related securities held by a Fund. Mortgage prepayments vary based on several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other demographic conditions. In periods of falling interest rates, there are usually more prepayments. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering a Fund's yield. Mortgage-related securities may be less likely to increase in value during periods of falling interest rates than other debt securities. In addition, loans and loan participations may be more difficult to sell than other investments and are subject to the risk of borrower default.

CREDIT RISK. The debt securities in a Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of investment grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

o NON-INVESTMENT GRADE DEBT SECURITIES. Non-investment grade debt securities are sometimes referred to as "junk bonds" and are very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that a Fund which invests in non-investment grade debt securities could suffer a loss caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

FOREIGN INVESTING RISK. Investing in foreign securities poses unique risks such as loss of value due to fluctuation in currency exchange rates and other factors, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. Diplomatic, political or economic developments, including nationalization or appropriation, could affect investments in foreign securities. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

o EMERGING MARKET COUNTRIES. Investments in a country that is still relatively under-developed involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems which may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries. Economic or political changes may cause larger price changes in these securities than in other foreign securities.


NON-DIVERSIFICATION RISK. A non-diversified Fund may invest a significant percentage of its assets in the securities of a single company. Because the Fund's holdings may be concentrated in a single company, the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

OTHER INVESTMENT COMPANIES. To the extent consistent with their respective investment objectives and policies, the Funds may invest in securities issued by other investment companies, including money market funds, index funds, "country funds" (i.e., funds that invest primarily in issuers located in a specific foreign country or region), iSharesSM (formerly called World Equity Benchmark Shares or "WEBS"), SPDRs and similar securities of other issuers. Investments by a Fund in other investment companies will be subject to the limitations of the 1940 Act. As a shareholder of another investment company, a Fund would be subject to the same risks as any other investor in that investment company. In addition, it would bear a proportionate share of any fees and expenses paid by that investment company. These would be in addition to the advisory and other fees paid directly by the Fund.

THE FUNDS' MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
Touchstone Advisors, Inc., (the "Advisor" or "Touchstone Advisors") located at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202 is the investment advisor of the Funds.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisors Act of 1940, as amended (the "Advisors Act") since 1994. As of December 31, 2003, Touchstone Advisors had $2.6 billion in assets under management.

Touchstone Advisors is responsible for selecting Fund sub-advisors who have shown good investment performance in their areas of expertise ("Fund Sub-Advisors"). The Board of Trustees of the Trust reviews and must approve the Advisor's selections. Touchstone Advisors considers various factors in evaluating Fund Sub-Advisors, including:

o    Level of knowledge and skill
o    Performance as compared to its peers or benchmark
o    Consistency of performance over 5 years or more
o    Level of compliance with investment rules and strategies
o    Employees, facilities and financial strength
o    Quality of service

Touchstone Advisors will also continually monitor each Fund Sub-Advisor's performance through various analyses and through in-person, telephone and written consultations with Fund Sub-Advisors. Touchstone Advisors discusses its expectations for performance with each Fund Sub-Advisor. Touchstone Advisors provides written evaluations and recommendations to the Board of Trustees, including whether or not each Fund Sub-Advisor's contract should be renewed, modified or terminated.

The Trust and Touchstone Advisors have applied for, and the SEC has granted, an exemptive order that permits the Trust or Touchstone Advisors, under certain circumstances, to select or change investment advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. A Fund must still obtain shareholder approval of any sub-advisory agreement with a Sub-Advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a Sub-Advisor to one or more Funds. Shareholders of a Fund will be notified of any changes in the Sub-Advisor to that Fund.

Two or more Fund Sub-Advisors may manage a Fund, with each managing a portion of the Fund's assets. If a Fund has more than one Fund Sub-Advisor, Touchstone Advisors allocates how much of a Fund's assets are managed by each Sub-Advisor. Touchstone Advisors may change these allocations from time to time, often based upon the results of the evaluations of the Fund Sub-Advisors.

Each Fund pays Touchstone Advisors a fee for its services at an annual rate that is computed daily based on the Fund's average daily net assets and paid monthly. Out of this fee, Touchstone Advisors pays each Fund Sub-Advisor a fee for its services. Touchstone Advisors is also responsible for running all of the operations of the Funds, except for those that are subcontracted to the Fund Sub-Advisors, custodian, transfer agent, accounting services agent and administrator.

The fee paid to Touchstone Advisors by each Fund during the fiscal period ended December 31, 2003 is shown in the table below:

                                                     Fee to Touchstone
                                                     (as % of average
                                                     daily net assets)

BARON SMALL CAP FUND                                       1.05%

EMERGING GROWTH FUND                                       0.80%

THIRD AVENUE VALUE FUND                                    0.80%

EAGLE CAPITAL APPRECIATION FUND                            0.75%

ENHANCED DIVIDEND 30 FUND                                  0.65%

VALUE PLUS FUND                                            0.75%

GROWTH & INCOME FUND                                       0.80%

BALANCED FUND                                              0.80%

HIGH YIELD FUND                                            0.50%

CORE BOND FUND                                             0.55%

MONEY MARKET FUND                                          0.19%

FUND SUB-ADVISORS

The Fund Sub-Advisors make the day-to-day decisions regarding buying and selling specific securities for a Fund. Each Fund Sub-Advisor manages the investments held by the Fund it serves according to the applicable investment goals and strategies.

FUND SUB-ADVISOR TO THE BARON SMALL CAP FUND

BAMCO, Inc. ("BAMCO")
767 Fifth Avenue, New York, NY 10153

BAMCO has been registered as an investment advisor since 1987. BAMCO provides investment management services to investment companies. BAMCO has managed the Fund since November 1, 2000.

Ronald Baron, the portfolio manager of the Baron Small Cap Fund, is the founder, chief executive officer and chairman of BAMCO and Baron Capital Management, Inc. and is the principal owner of Baron Capital. Mr. Baron has been the portfolio manager of the Baron Asset Fund and Baron Growth Fund since their inception. He has managed money for others since 1975. Baron Capital Management, Inc. and its affiliates, including BAMCO, have been managing money since 1982.

FUND SUB-ADVISORS TO THE EMERGING GROWTH FUND

TCW INVESTMENT MANAGEMENT COMPANY LLC ("TCW")
865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

TCW has been registered as an investment advisor since 1987. TCW provides investment advisory services to individual and institutional clients. TCW has managed the Fund since May 2001.

Nicholas F. Gallucio and Susan I. Suvall have primary responsibility for the day-to-day management of the Fund's assets allocated to TCW. Mr. Gallucio is a Group Managing Director of TCW and has been with the firm since 1982. Ms. Suvall is a Managing Director of TCW and has been with the firm since 1985.

WESTFIELD CAPITAL MANAGEMENT COMPANY, LLC ("WESTFIELD")
One Financial Center, Boston, MA 02111

Westfield has been registered as an investment advisor since 1989 and provides investment advisory services to individual and institutional clients. Westfield has managed the Fund since its inception.

Westfield uses a team approach to investment management. William A. Muggia, President and Chief Investment Officer of Westfield, has primary responsibility for the day-to-day management of the Fund's assets allocated to Westfield by the Advisor. Mr. Muggia has been with Westfield since 1994 and has managed the Fund since 1999.

FUND SUB-ADVISOR TO THE THIRD AVENUE VALUE FUND

THIRD AVENUE MANAGEMENT LLC ("TAM")
622 Third Avenue, New York, NY 10017

TAM has been a registered investment advisor since 1986 and provides investment management services to private and institutional investors. TAM has managed the Fund since November 1, 2000.

Martin J. Whitman, Curtis R. Jensen and Ian Lapey manage the Fund's portfolio. Mr. Whitman is Co-Chief Investment Officer of TAM and has served as a Director of various public and private companies, currently including Danielson Holding Corporation and Nabors Industries, Inc. Mr. Whitman has been a Distinguished Management Fellow at the Yale School of Management for 30 years. Mr. Whitman managed the Fund's predecessor since its inception on November 1, 1990.

Mr. Jensen is Co-Chief Investment Officer of TAM and manages the Third Avenue Small-Cap Value Fund and several sub-advised portfolios. Mr. Jensen is also a senior research analyst for the Third Avenue Value Fund and a portfolio manager for TAM's private and institutional advisory business.

Mr. Lapey has been employed by TAM and its predecessor since 2001 as a portfolio manager and senior research analyst. Prior to joining TAM, Mr. Lapey was an equity research analyst with Credit Suisse First Boston from 1997 to 2001.

FUND SUB-ADVISOR TO ENHANCED DIVIDEND 30 FUND

TODD INVESTMENT ADVISORS, INC. ("Todd")
101 South Fifth St., Suite 3160, Louisville, KY  40202

Todd has been registered as an investment advisor since 1967. Todd provides investment advisory services to individual and institutional clients. Todd has managed the Fund since its inception.

Curtiss M. Scott, Jr., CFA, has primary responsibility for the day-to-day management of the Fund. Mr. Scott joined Todd in 1996. He has 25 years of experience as a large cap portfolio manager. Mr. Scott is supported by Robert P. Bordogna, President and Chief Executive Officer, and Bosworth M. Todd, founder and Chairman. Mr. Bordogna and Mr. Todd have worked together since 1980.

Todd is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Todd as a Fund Sub-Advisor. The Board of Trustees reviews Touchstone Advisors' decisions, with respect to the retention of Todd, to reduce the possibility of a conflict of interest situation.

FUND SUB-ADVISOR TO THE GROWTH & INCOME FUND

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC. ("DIMA")
345 Park Avenue, New York, NY 10154

DIMA and its predecessor, Zurich Scudder Investments, Inc., have provided investment advisory services to mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts since 1919. DIMA has managed the Fund since its inception.

Tom Sassi, Managing Director and Lead Portfolio Manager, has more than 30 years of investment experience. He has been a portfolio manager since 1973 and joined Zurich Scudder in August of 1996. Fred Gaskin, Managing Director, is also a portfolio manager. He has been a portfolio manager since 1993 and joined Zurich Scudder in November of 1996.

FUND SUB-ADVISOR TO THE BALANCED FUND

OPCAP ADVISORS LLC ("OpCap")
1345 Avenue of the Americas, New York, NY 10105

OpCap has been registered as an investment advisor since 1968 and has managed the Fund since May 1997.

Louis Goldstein has managed the equity portion of the Fund since April 1999. Matthew Greenwald has managed the fixed-income portion of the Fund since 1997. Mr. Goldstein joined OpCap in 1991 and is Managing Director. Mr. Greenwald joined OpCap in 1989 and is Senior Vice President.

FUND SUB-ADVISOR TO THE EAGLE CAPITAL APPRECIATION FUND

EAGLE ASSET MANAGEMENT, INC. ("EAGLE")
880 Carillon Parkway, St. Petersburg, FL 33716

Eagle has been registered as an investment advisor since 1984. Eagle provides investment management services to individuals, corporations, trusts, municipalities, foundations and endowments. Eagle has managed the Fund since November 1, 2003.

The Fund is managed by a team of four co-portfolio managers each with buy and sell authority based on sector: Richard Skeppstrom, II, E. Craig Dauer, John G. Jordan, III, CFA and Robert Marshall. Mr. Skeppstrom joined Eagle in 2001 and is a Managing Director and Senior Vice President. He has 12 years of investment experience and has been a portfolio manager since 1995. Mr. Dauer joined Eagle in 2001 and is a Vice President. He has seven years of investment experience and has been a portfolio manager since 1999. Mr. Jordan joined Eagle in 2001 and is a Vice President. He has 10 years of investment experience and has been a portfolio manager since 1999. Mr. Marshall joined Eagle in 2002 and is a Vice President. He has 12 years of investment experience and has been a portfolio manager since 2002.

FUND SUB-ADVISOR TO THE VALUE PLUS FUND, HIGH YIELD FUND, CORE BOND FUND AND MONEY MARKET FUND

FORT WASHINGTON INVESTMENT ADVISORS, INC. ("FORT WASHINGTON")
420 East Fourth Street, Cincinnati, OH 45202

Fort Washington has been registered as an investment advisor since 1990. Fort Washington provides investment advisory services to individual and institutional clients. Fort Washington has been managing the Touchstone High Yield Fund, the Touchstone Value Plus Fund, the Touchstone Core Bond Fund and the Touchstone Money Market Fund since each Fund's inception.

VALUE PLUS FUND: John C. Holden, CFA, has managed the Fund since May 1998. Mr. Holden joined Fort Washington in May 1997 and is Vice President and Senior Portfolio Manager. Mr. Holden previously served as senior portfolio manager with Mellon Private Asset Management in Pittsburgh, senior portfolio manager and investment analyst for Star Bank's Stellar Performance Group in Cincinnati, and senior employee benefit portfolio manager for First Kentucky Trust Company in Louisville.

HIGH YIELD FUND: Brendan M. White, CFA, has managed the Fund since its inception. He joined Fort Washington in 1993 and is Vice President and Senior Portfolio Manager. Mr. White has 15 years of fixed income management experience.

CORE BOND FUND: Timothy J. Policinski, CFA, has managed the Fund since June 2001. He has been Vice President and Senior Portfolio Manager of Fort Washington since June 2001. Prior to joining Fort Washington, he was employed by Lincoln Investment Management, Fort Wayne, Indiana, as Vice President, Public Bond Manager from 1997 until 2000 and Vice President, portfolio manager-mutual funds from 1994-1997.

MONEY MARKET FUND: John J. Goetz, CFA, has managed the Fund since its inception. Mr. Goetz has been a Vice President and Senior Portfolio Manager of Fort Washington since October 1999. From 1981 until 1999 he was employed by an investment advisor that was acquired by Fort Washington in 1999.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as a Fund Sub-Advisor. The Board of Trustees reviews Touchstone Advisors' decisions, with respect to the retention of Fort Washington, to reduce the possibility of a conflict of interest situation.

Touchstone Advisors pays each Fund Sub-Advisor a fee at an annual rate that is computed daily and paid monthly based on the Fund's average daily net assets. The fee paid to each Fund Sub-Advisor by Touchstone Advisors during the Fund's most recent fiscal year is shown below:

BARON SMALL CAP FUND
BAMCO, Inc.                                                  0.80%

EMERGING GROWTH FUND (percentage of assets managed)
TCW Investment Management Company LLC                        0.50%
Westfield Capital Management Company LLC                     0.50%

THIRD AVENUE VALUE FUND
Third Avenue Management LLC                                  0.50%

EAGLE CAPITAL APPRECIATION FUND
Eagle Asset Management, Inc.                                 0.40%

ENHANCED DIVIDEND 30 FUND
Todd Investment Advisors, Inc.                               0.25%

VALUE PLUS FUND
Fort Washington Investment Advisors, Inc.                    0.45%

GROWTH & INCOME FUND
Deutsche Investment Management Americas Inc.                 0.50%

BALANCED FUND
OpCap Advisors LLC                                           0.59%

HIGH YIELD FUND
Fort Washington Investment Advisors, Inc.                    0.30%

CORE BOND FUND
Fort Washington Investment Advisors, Inc.                    0.30%

MONEY MARKET FUND
Fort Washington Investment Advisors, Inc.                    0.06%

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE FUNDS TO MATCH YOUR GOALS

Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals. Your financial advisor can help you buy a variable annuity contract or variable life policy that would allow you to invest in the Funds you choose.

PURCHASING SHARES

You cannot buy shares of the Funds directly. You can invest indirectly in the Funds through your purchase of a variable annuity contract or variable life policy. You should read this prospectus and the prospectus of the variable annuity contract or variable life policy carefully before you choose your investment options.

o Investor Alert: The Trust reserves the right to refuse any purchase order that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

SHARE CLASSES

The Touchstone Money Market Fund offers two classes of shares, Service Class and Class I shares. Service Class shares have adopted a distribution plan under Rule 12b-1 of the 1940 Act. This plan allows the Fund to pay an annual fee of up to 0.25% of the average daily net assets of Service Class shares for the sale and distribution of shares. Because these fees are paid out of the assets of Service Class shares on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges. Service Class shareholders will receive certain additional services provided by broker-dealers.

THE UNDERWRITER

Touchstone Securities, Inc. ("Touchstone"), the Trust's principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. Touchstone pursues a focused distribution strategy with a limited number of dealers who have sold shares of a Fund or other Touchstone Funds. Additional compensation is limited to such dealers. Touchstone reviews and makes changes to the focused distribution strategy on a continual basis. These payments are generally based on a pro rata share of a dealer's sales. Touchstone may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs.

SELLING SHARES

To meet various obligations under the contracts, the separate accounts may sell Fund shares to generate cash. For example, a separate account may sell Fund shares and use the proceeds to pay a contract owner who requested a partial withdrawal or who canceled a contract. Proceeds from the sale are usually sent to the separate account on the next business day. The Fund may suspend sales of shares or postpone payment dates when the New York Stock Exchange ("NYSE") is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as otherwise permitted by the SEC.

PRICING OF FUND SHARES

Each Fund's share price, also called net asset value ("NAV"), is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the NYSE is open. Each Fund calculates its NAV per share by dividing the total value of its net assets by the number of its shares outstanding. Shares are purchased or sold at the NAV next determined after your purchase or sale order is received in proper form.

The Funds' equity investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction). All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Some specific pricing strategies follow:

o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost.
o Securities that do not have available market prices are priced at their fair value using consistent procedures established in good faith by the Board of Trustees.
o Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Trustees might decide to value the security based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of NAV.
o Because portfolio securities that are primarily listed on non-U.S. exchanges may trade on weekends or other days when a Fund does not price its shares, a Fund's NAV may change on days when the separate accounts will not be able to buy or sell shares.

The value of debt securities held by the Funds is determined as follows: (1) Securities that have available market quotations are priced according to the most recent bid price quoted by 1 or more of the major market makers; (2) Securities that do not have available market prices are priced at their fair value using procedures approved by the Board of Trustees.

The Money Market Fund seeks to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities which meet its quality standards and present minimal credit risks. The Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable the Fund to maintain a stable net asset value per share. However, there is no assurance that the Fund will be able to do so.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, other than the Touchstone Money Market Fund, will declare and pay dividends annually. The Touchstone Money Market Fund will declare dividends daily and pay dividends monthly.

Distributions of any net realized long-term and short-term capital gains earned by a Fund will be made at least annually.

TAX INFORMATION

Because you do not own shares of the Funds directly, your tax situation is not likely to be affected by a Fund's distributions. The separate accounts, which issue your variable annuity contract or variable life policy, as the owner of the Funds' shares, may be affected. Each Fund's distributions may be taxed as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets). Each Fund's distributions may be subject to federal income tax whether distributions are reinvested in Fund shares or received as cash.

[sidebar]

ooo You should consult with your tax advisor to address your own tax situation.

[end sidebar]

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are incorporated by reference in the Statement of Additional Information, which is available upon request.

------------------------------------------------------------------------------------------------------------------------------------
Touchstone Baron Small Cap Fund
Period Ended                                             12/31/03(a)     6/30/03     6/30/02     6/30/01    6/30/00     6/30/99
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $  12.40       $  12.53    $  12.90    $  11.64   $  12.17    $  17.58
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
        Net investment income (loss)                         (0.09)         (0.16)      (0.13)      (0.03)      0.21        0.10
        Net realized and unrealized gain (loss)
         on investments                                       2.14           0.03       (0.24)       1.51      (0.64)      (1.80)
------------------------------------------------------------------------------------------------------------------------------------
                Total from investment operations              2.05          (0.13)      (0.37)       1.48      (0.43)      (1.70)
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                   --             --          --       (0.22)     (0.10)      (0.04)
        In excess of net investment income                      --             --          --          --         --          --
        Realized capital gains                                  --             --          --          --         --       (3.67)
------------------------------------------------------------------------------------------------------------------------------------
                Total dividends and distributions               --             --          --       (0.22)     (0.10)      (3.71)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $  14.45      $   12.40    $  12.53    $  12.90   $  11.64    $  12.17
====================================================================================================================================
Total return                                                 16.53%(b)      (1.04%)     (2.87)%     12.83%     (3.52)%     (9.24)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                        $ 16,133      $  11,926    $ 11,978    $  6,698   $  5,917    $ 10,994
Ratios to average net assets:
        Net expenses                                          1.65%(c)      1.62%       1.55%       1.55%      1.55%        1.54%
        Expenses before voluntary expense reimbursement         NA          2.44%       2.32%       3.10%      2.25%        1.64%
        Net investment income (loss)                        (1.44)%(c)    (1.49)%     (1.33)%     (0.33)%      1.33%        0.71%
        Income (loss) before voluntary
        expense reimbursement                                   NA        (2.32)%     (2.10)%     (1.88)%      0.63%        0.61%
Portfolio turnover                                              32%(c)        29%         91%        221%       224%          76%
------------------------------------------------------------------------------------------------------------------------------------

(a) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.
(b)  Not annualized.
(c)  Annualized.

Touchstone Emerging Growth Fund
Period Ended                                                     12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $  13.45      $  18.14      $  20.22      $  19.23      $  15.33
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
        Net investment income (loss)                                (0.12)        (0.14)        (0.13)        (0.05)        (0.05)
        Net realized and unrealized gain (loss) on investments       6.47         (3.90)        (0.39)         5.71          7.13
------------------------------------------------------------------------------------------------------------------------------------
                Total from investment operations                     6.35         (4.04)        (0.52)         5.66          7.08
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                          --            --            --            --            --
        Realized capital gains                                      (0.16)        (0.65)        (1.56)        (4.67)        (3.18)
------------------------------------------------------------------------------------------------------------------------------------
                Total dividends and distributions                   (0.16)        (0.65)        (1.56)        (4.67)        (3.18)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $  19.64      $  13.45      $  18.14      $  20.22      $  19.23
====================================================================================================================================
Total return                                                        47.26%       (22.31)%       (2.62)%      (29.62)%       46.75%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                               $ 37,537      $ 25,408      $ 36,305      $ 42,117      $ 36,879
Ratios to average net assets:
        Net expenses                                                 1.15%         1.15%         1.15%         1.12%         1.15%
        Expenses before voluntary expense reimbursement                NA            NA            NA            NA            NA
        Net investment income                                       (0.74)%      (0.89)%        (0.72)%       (0.24)%       (0.34)%
        Income (loss) before voluntary expense reimbursement           NA            NA            NA            NA            NA
Portfolio turnover                                                     88%           63%           85%           77%           89%
------------------------------------------------------------------------------------------------------------------------------------

Touchstone Third Avenue Value Fund
Period Ended                                                    12/31/03(a)     6/30/03   6/30/02     6/30/01    6/30/00    6/30/99
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $  14.65      $ 16.08   $ 16.79     $ 13.97    $ 22.06    $ 21.02
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
        Net investment income (loss)                                (0.00)(b)     0.05      0.02        0.15       0.39       0.33
        Net realized and unrealized gain (loss) on investments       4.06        (1.17)    (0.61)       4.31      (5.12)      3.22
------------------------------------------------------------------------------------------------------------------------------------
                Total from investment operations                     4.06        (1.12)    (0.59)       4.46      (4.73)      3.55
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                          --        (0.09)    (0.12)      (0.40)     (0.33)     (0.28)
        Realized capital gains                                         --        (0.22)       --       (1.24)     (3.03)     (2.23)
------------------------------------------------------------------------------------------------------------------------------------
                Total dividends and distributions                      --        (0.31)    (0.12)      (1.64)     (3.36)     (2.51)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $  18.71      $ 14.65   $ 16.08     $ 16.79    $ 13.97    $ 22.06
====================================================================================================================================
Total return                                                        27.72%(c)    (6.78)%   (3.45)%     35.66%    (23.88)%    18.09%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                               $ 71,600      $50,499   $48,221     $35,066    $20,994    $50,169
Ratios to average net assets:
        Net expenses                                                 1.05%(d)     1.10%     1.08%       1.15%      1.08%      0.96%
        Expenses before voluntary expense reimbursement                NA         1.15%     1.08%       1.21%      1.08%      0.96%
        Net investment income (loss)                               (0.01)%(d)     0.41%     0.23%       1.15%      1.80%      1.56%
        Income (loss) before voluntary expense reimbursement           NA         0.36%     0.23%       1.09%      1.80%      1.56%
Portfolio turnover                                                     23%(d)       23%       23%        128%        42%        50%
------------------------------------------------------------------------------------------------------------------------------------

(a) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.
(b)  Less than $0.01 per share.
(c)  Not annualized.
(d)  Annualized.

Touchstone Eagle Capital Appreciation Fund
Period Ended                                               12/31/03(a)     6/30/03     6/30/02     6/30/01    6/30/00     6/30/99
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $   9.83      $   9.85    $  15.93    $  30.25    $  26.00   $  21.11
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
        Net investment income (loss)                            0.03         (0.01)      (0.04)      (0.10)      (0.05)     (0.06)
        Net realized and unrealized gain (loss)
         on investments                                         1.61         (0.01)      (4.73)      (9.42)       4.83       7.17
---------------------------------------------------------------------------------------------------------------------------------
                Total from investment operations                1.64         (0.02)      (4.77)      (9.52)       4.78       7.11
---------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                  (0.01)           --          --          --          --         --
        Realized capital gains                                    --            --       (1.31)      (4.80)      (0.53)     (2.22)
---------------------------------------------------------------------------------------------------------------------------------
                Total dividends and distributions              (0.01)           --       (1.31)      (4.80)      (0.53)     (2.22)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $  11.46      $   9.83    $   9.85    $  15.93    $  30.25   $  26.00
=================================================================================================================================
Total return                                                   16.70%(b)     (0.16)%    (30.55)%    (37.42)%     18.89%     35.19%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                          $ 33,897      $ 28,623    $ 20,309    $ 32,008    $ 56,879   $ 55,428
Ratios to average net assets:
        Net expenses                                            1.05%(c)      1.16%       1.15%       1.07%       1.01%      0.96%
        Expenses before voluntary expense reimbursement           NA          1.51%       1.17%       1.07%       1.01%      0.96%
        Net investment income                                   0.52%(c)    (0.19)%     (0.33)%     (0.45)%     (0.39)%    (0.29)%
        Income (loss) before voluntary expense reimbursement      NA        (0.54)%     (0.35)%     (0.45)%     (0.39)%    (0.29)%
Portfolio turnover                                               241%(c)        70%         31%         47%         40%        27%
---------------------------------------------------------------------------------------------------------------------------------

(a) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.
(b)  Not annualized.
(c)  Annualized.

Touchstone Enhanced Dividend 30 Fund
Period Ended                                                      12/31/03     12/31/02      12/31/01     12/31/00     12/31/99(a)
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $   6.81     $   8.93      $  10.18     $  10.55      $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
        Net investment income (loss)                                  0.09         0.10          0.09         0.06         0.05
        Net realized and unrealized gain (loss) on investments        2.09        (2.12)        (1.25)       (0.37)        0.55
-----------------------------------------------------------------------------------------------------------------------------------
                Total from investment operations                      2.18        (2.02)        (1.16)       (0.31)        0.60
-----------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                        (0.09)       (0.10)        (0.09)       (0.06)       (0.05)
        Realized capital gains                                          --           --            --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
                Total dividends and distributions                    (0.09)       (0.10)        (0.09)       (0.06)       (0.05)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $   8.90     $   6.81      $   8.93     $  10.18      $ 10.55
===================================================================================================================================
Total return                                                         32.00%      (22.67)%      (11.45)%     (3.00)%       5.99%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                $ 30,258     $  7,561      $ 11,020     $ 12,701      $13,532
Ratios to average net assets:
        Net expenses                                                  0.75%        0.75%         0.75%        0.75%        0.75%(c)
        Expenses before voluntary expense reimbursement                 NA           NA            NA           NA           NA
        Net investment income                                         1.57%        1.10%         0.90%        0.58%        0.83%(c)
        Income (loss) before voluntary expense reimbursement            NA           NA            NA           NA           NA
Portfolio turnover                                                     140%          27%            6%          27%           9%(c)
-----------------------------------------------------------------------------------------------------------------------------------

(a)  The Fund commenced operations on May 1, 1999.
(b)  Not annualized.
(c)  Annualized.

Touchstone Value Plus Fund
Period Ended                                                      12/31/03     12/31/02      12/31/01     12/31/00       12/31/99
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   7.53      $  10.40      $  10.61      $  11.22      $  10.18
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
        Net investment income (loss)                                 0.08          0.05          0.04          0.06          0.03
        Net realized and unrealized gain (loss) on investments       2.15         (2.83)        (0.13)         0.24          1.49
------------------------------------------------------------------------------------------------------------------------------------
                Total from investment operations                     2.23         (2.78)        (0.09)         0.30          1.52
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                       (0.08)        (0.09)           --         (0.06)        (0.03)
        Realized capital gains                                         --            --         (0.12)        (0.85)        (0.45)
------------------------------------------------------------------------------------------------------------------------------------
                Total dividends and distributions                   (0.08)        (0.09)        (0.12)        (0.91)        (0.48)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $   9.68      $   7.53      $  10.40      $  10.61      $  11.22
====================================================================================================================================
Total return                                                        29.72%       (26.65)%       (0.88)%        2.60%        15.02%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                               $ 19,561      $  5,144      $  7,175      $  6,793      $  7,171
Ratios to average net assets:
        Net expenses                                                 1.15%         1.15%         1.15%         1.15%         1.15%
        Expenses before voluntary expense reimbursement                NA            NA            NA            NA            NA
        Net investment income (loss)                                 0.98%         0.59%         0.43%         0.49%         0.26%
        Income (loss) before voluntary expense reimbursement           NA            NA            NA            NA            NA
Portfolio turnover                                                     97%           68%           50%           55%          101%
------------------------------------------------------------------------------------------------------------------------------------

Touchstone Growth & Income Fund
Period Ended                                                      12/31/03     12/31/02      12/31/01     12/31/00     12/31/99(a)
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $  7.78       $   9.93      $ 11.26       $10.71        $ 10.46
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
        Net investment income (loss)                                0.16           0.19         0.23         0.19           0.23
        Net realized and unrealized gain (loss) on investments      2.38          (1.67)       (0.82)        1.11           0.02
------------------------------------------------------------------------------------------------------------------------------------
                Total from investment operations                    2.54          (1.48)       (0.59)        1.30           0.25
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                      (0.16)         (0.33)       (0.23)       (0.23)            --
        In excess of net investment income                            --             --           --           --             --
        Realized capital gains                                     (0.25)         (0.34)       (0.51)       (0.52)            --
------------------------------------------------------------------------------------------------------------------------------------
                Total dividends and distributions                  (0.41)         (0.67)       (0.74)       (0.75)            --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $  9.91       $   7.78      $  9.93       $11.26        $ 10.71
====================================================================================================================================
Total return                                                       32.84%        (14.90)%      (5.28)%      12.20%          2.39%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                               $32,768       $ 25,263      $34,123       $57,335       $64,779
Ratios to average net assets:
        Net expenses                                                0.85%          0.85%        0.85%         0.85%         0.85%
        Net investment income                                       1.85%          1.78%        1.13%         1.30%         1.49%
Portfolio turnover                                                    58%            69%         149%           88%           65%
------------------------------------------------------------------------------------------------------------------------------------

(a)  The Fund commenced operations on January 1, 1999.

Touchstone Balanced Fund
Period Ended                                                  12/31/03     12/31/02      12/31/01(a)     12/31/00      12/31/99
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $   12.42    $   13.96      $   14.24      $  13.80      $  13.96
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
        Net investment income (loss)                               0.22         0.30           0.38(b)       0.50          0.43
        Net realized and unrealized gain (loss) on investments     2.46        (1.57)            --          1.25          0.90
------------------------------------------------------------------------------------------------------------------------------------
                Total from investment operations                   2.68        (1.27)          0.38          1.75          1.33
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                     (0.09)       (0.27)         (0.38)        (0.52)        (0.43)
        In excess of net investment income                           --           --          (0.07)           --            --
        Realized capital gains                                       --           --          (0.21)        (0.79)        (1.06)
------------------------------------------------------------------------------------------------------------------------------------
                Total dividends and distributions                 (0.09)       (0.27)         (0.66)        (1.31)        (1.49)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $   15.01    $   12.42      $   13.96      $  14.24      $  13.80
====================================================================================================================================
Total return                                                      21.57%       (9.09)%         2.67%        12.70%         9.62%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                            $  27,015    $  23,616      $  28,227      $ 33,763      $ 36,716
Ratios to average net assets:
        Net expenses                                               0.90%        0.90%         0.90%          0.92%         0.90%
        Expenses before voluntary expense reimbursement              NA           NA            NA             NA            NA
        Net investment income (loss)                               1.86%        2.22%         2.69%          3.20%         2.55%
        Income (loss) before voluntary expense reimbursement         NA           NA             NA            NA            NA
Portfolio turnover                                                   75%          86%           59%            54%           73%
------------------------------------------------------------------------------------------------------------------------------------

(a) The Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies in 2001 and began amortizing premiums and discounts on debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001 for the Fund was a decrease in net investment income of $.013, an increase in net realized and unrealized gains of $.013, and a decrease in the ratio of net investment income from 2.78% to 2.69%. The periods prior to 1/1/2001 have not been restated to reflect the change in presentation.
(b)  Calculated using average shares outstanding throughout the period.

Touchstone High Yield Fund
Period Ended                                                    12/31/03     12/31/02    12/31/01(a)     12/31/00     12/31/99(b)
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $  7.13      $  7.47      $  7.73       $  8.61        $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
        Net investment income (loss)                                0.72         0.58         0.78(c)       0.82           0.58
        Net realized and unrealized gain (loss) on investments      0.99        (0.37)       (0.25)        (0.88)         (1.39)
------------------------------------------------------------------------------------------------------------------------------------
                Total from investment operations                    1.71         0.21         0.53         (0.06)         (0.81)
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                      (0.72)       (0.55)       (0.78)        (0.82)         (0.58)
        In excess of net investment income                            --           --        (0.01)           --             --
        Realized capital gains                                        --           --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
                Total dividends and distributions                  (0.72)       (0.55)       (0.79)        (0.82)         (0.58)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $  8.12      $  7.13      $  7.47       $  7.73        $  8.61
====================================================================================================================================
Total return                                                       23.99%        2.82%        6.93%        (0.70)%        (8.11)%(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                               $45,844      $32,529      $18,024       $15,748        $14,916
Ratios to average net assets:
        Net expenses                                                0.74%(f)     0.80%        0.80%         0.80%          0.80%(e)
        Net investment income                                       8.16%        9.72%        9.59%         9.82%          9.41%(e)
Portfolio turnover                                                   101%          40%          25%           62%            42%
------------------------------------------------------------------------------------------------------------------------------------

(a) The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies in 2001 and began amortizing premiums and discounts on debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001 for the Fund was a decrease in net investment income of $.014, an increase in net realized and unrealized gains of $.014 and a decrease in the ratio of net investment income from 9.78% to 9.59%. The periods prior to 1/1/2001 have not been restated to reflect the change in presentation.
(b)  The Fund commenced operations on May 1, 1999.
(c)  Calculated using average shares outstanding throughout the period.
(d)  Not annualized.
(e)  Annualized.
(f) Absent voluntary fee waivers by the Adviser, the ratio of expenses to average net assets would have been 0.80%.

Touchstone Core Bond Fund
Period Ended                                                    12/31/03     12/31/02    12/31/01(a)     12/31/00     12/31/99(b)
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $  10.23    $  10.38       $  10.25       $   9.98    $  10.20
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
        Net investment income (loss)                                 0.40        0.40           0.60(c)        0.74        0.76
        Net realized and unrealized gain (loss) on investments      (0.04)       0.42           0.20           0.18       (0.89)
------------------------------------------------------------------------------------------------------------------------------------
                Total from investment operations                     0.36        0.82           0.80           0.92       (0.13)
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                       (0.40)      (0.97)           (0.67)       (0.65)      (0.09)
        In excess of net investment income                             --          --             --             --          --
        Realized capital gains                                         --          --             --             --          --
------------------------------------------------------------------------------------------------------------------------------------
                Total dividends and distributions                   (0.40)      (0.97)         (0.67)         (0.65)      (0.09)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $  10.19    $  10.23       $  10.38       $  10.25    $   9.98
====================================================================================================================================
Total return                                                         3.49%       7.93%          7.85%          9.20%      (1.28)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                               $ 42,580    $ 41,924       $ 34,838       $ 32,998    $ 34,700
Ratios to average net assets:
        Net expenses                                                 0.75%       0.75%          0.75%          0.75%       0.75%
        Expenses before voluntary expense reimbursement                NA          NA             NA             NA          NA
        Net investment income (loss)                                 3.62%       4.57%          5.59%          6.36%       6.04%
        Income (loss) before voluntary expense reimbursement           NA          NA             NA
Portfolio turnover                                                    287%        152%            92%           123%         45%
------------------------------------------------------------------------------------------------------------------------------------

(a) The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies in 2001 and began amortizing premiums and discounts on debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001 for the Fund was a decrease in net investment income of $.013, an increase in net realized and unrealized gains of $.013, and a decrease in the ratio of net investment income from 5.72% to 5.59%. The periods prior to 1/1/2001 have not been restated to reflect the change in presentation.
(b)  The Fund commenced operations on January 1, 1999.
(c)  Calculated using average shares outstanding throughout the period.

Touchstone Money Market Fund -- Class I
Period Ended                                                     12/31/03      12/31/02    12/31/01(a)
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   1.00      $    1.00    $  1.00
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
        Net investment income (loss)                                 0.01           0.02       0.02(b)
        Net realized and unrealized gain (loss) on investments         --             --       0.00(c)
--------------------------------------------------------------------------------------------------------
                Total from investment operations                     0.01           0.02       0.02
--------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                       (0.01)         (0.02)     (0.02)
        In excess of net investment income                             --             --         --
        Realized capital gains                                         --             --       0.00(c)
--------------------------------------------------------------------------------------------------------
                Total dividends and distributions                   (0.01)         (0.02)     (0.02)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $   1.00      $    1.00    $  1.00
========================================================================================================
Total return                                                         1.01%          1.58%      2.09%(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                               $ 73,278      $   9,482    $10,300
Ratios to average net assets:
        Net expenses                                                 0.30%          0.60%      0.60%(e)
        Net investment income                                        0.91%          1.53%      2.95%(e)
Portfolio turnover                                                     NA             NA         NA
--------------------------------------------------------------------------------------------------------

(a)  The Fund commenced operations on May 1, 2001.
(b)  Calculated using average shares outstanding throughout the period.
(c)  Less than $0.01 per share.
(d)  Not annualized.
(e)  Annualized.

Touchstone Money Market Fund -- Class SC
Period Ended                                                        12/31/03(a)
Per Share Operating Performance
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $  1.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
        Net investment income (loss)                                    0.00(b)
        Net realized and unrealized gain (loss) on investments            --
--------------------------------------------------------------------------------
                Total from investment operations                        0.00(b)
--------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                           0.00(b)
        In excess of net investment income                                --
        Realized capital gains                                            --
--------------------------------------------------------------------------------
                Total dividends and distributions                       0.00(b)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $  1.00
================================================================================
Total return                                                            0.28%(c)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                   $27,883
Ratios to average net assets:
        Net expenses                                                    0.53%(d)
        Net investment income                                           0.63%(d)
Portfolio turnover                                                        NA
--------------------------------------------------------------------------------

(a)  This Class commenced operations on July 15, 2003.
(b)  Less than $0.01 per share.
(c)  Not annualized.
(d)  Annualized.

FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

ANNUAL/SEMIANNUAL REPORTS: The Funds' annual and semiannual reports (the "reports") provide additional information about the Funds' investments. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at:

                            Touchstone Service Center
                                  400 Broadway
                             Cincinnati, Ohio 45202
                             800.669.2796 (Press 2)

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington D.C. You can receive information about the operation of the Public Reference Room by call the SEC at 1.202.942.8090.

Reports and other information about the Funds are available on the SEC's Internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information, by writing the Public Reference Room of the SEC, 450 Fifth Street, NW, Washington, D.C. 20549-0102, or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-8416

                        TOUCHSTONE VARIABLE SERIES TRUST

                         Touchstone Baron Small Cap Fund
                         Touchstone Emerging Growth Fund
                       Touchstone Third Avenue Value Fund
                   Touchstone Eagle Capital Appreciation Fund
                      Touchstone Enhanced Dividend 30 Fund
                           Touchstone Value Plus Fund
                         Touchstone Growth & Income Fund
                            Touchstone Balanced Fund
                           Touchstone High Yield Fund
                            Touchstone Core Bond Fund
                          Touchstone Money Market Fund


                       Statement of Additional Information

                                   May 1, 2004

This Statement of Additional Information is not a Prospectus, but relates to the Prospectus of Touchstone Variable Series Trust dated May 1, 2004.

The Funds' financial statements are contained in the Annual and Semiannual Reports, which are incorporated by reference into this Statement of Additional Information.

You can get a free copy of the Prospectus of Touchstone Variable Series Trust or the Funds' most recent annual and semi-annual reports, request other information and discuss your questions about the Funds by contacting your financial advisor or Touchstone at:

                   Touchstone Variable Annuity Service Center
                                 Mail Station 74
                                  400 Broadway
                             Cincinnati, Ohio 45202
                            (800) 669-2796 (Press 2)
                      http://www.touchstoneinvestments.com

You can view the Funds' Prospectus as well as other reports at the Public Reference Room of the Securities and Exchange Commission.

You can get text-only copies:

            For a fee by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-0102.
            Telephone:  202-942-8090.
            Free from the Commission's Internet website at http://www.sec.gov.

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------
                                                                            PAGE
--------------------------------------------------------------------------------
The Trust and the Funds                                                        3
--------------------------------------------------------------------------------
Description of the Funds and Their Investments and Risks                       4
--------------------------------------------------------------------------------
Investment Restrictions                                                       30
--------------------------------------------------------------------------------
Code of Ethics                                                                36
--------------------------------------------------------------------------------
Proxy Voting Procedures                                                       36
--------------------------------------------------------------------------------
Management of the Trust                                                       42
--------------------------------------------------------------------------------
Investment Advisory and Other Services                                        48
--------------------------------------------------------------------------------
The Distributor                                                               52
--------------------------------------------------------------------------------
Distribution Plan                                                             52
--------------------------------------------------------------------------------
Portfolio Turnover                                                            53
--------------------------------------------------------------------------------
Administrator, Fund Accounting Agent, Custodian and Transfer Agent            53
--------------------------------------------------------------------------------
Brokerage Allocation and Other Practices                                      55
--------------------------------------------------------------------------------
Capital Stock and Other Securities                                            58
--------------------------------------------------------------------------------
Purchase, Redemption and Pricing of Shares                                    58
--------------------------------------------------------------------------------
Taxation of the Funds                                                         60
--------------------------------------------------------------------------------
Performance Information                                                       63
--------------------------------------------------------------------------------
Financial Statements                                                          65
--------------------------------------------------------------------------------
Appendix                                                                      66
--------------------------------------------------------------------------------

                             THE TRUST AND THE FUNDS

      Touchstone Variable Series Trust (the "Trust") is composed of eleven funds: Baron Small Cap Fund, Emerging Growth Fund, Third Avenue Value Fund, Eagle Capital Appreciation Fund (formerly the Large Cap Growth Fund), Enhanced Dividend 30 Fund (formerly the Enhanced 30 Fund), Value Plus Fund, Growth & Income Fund, Balanced Fund, High Yield Fund, Core Bond Fund and Money Market Fund (each, a "Fund" and collectively, the "Funds"). Each Fund (except the Third Avenue Value Fund and the Enhanced Dividend 30 Fund) is an open-end, diversified, management investment company. The Third Avenue Value Fund and the Enhanced Dividend 30 Fund are each an open-end, non-diversified, management investment company. The Trust was formed as a Massachusetts business trust on February 7, 1994.

      Touchstone Advisors, Inc. (the "Advisor") is the investment advisor of each Fund. The specific investments of each Fund are managed on a day-to-day basis by their respective portfolio advisers (collectively, the "Fund Sub-Advisors"). Integrated Fund Services, Inc. ("Integrated") serves as administrator, fund accounting and transfer agent to each Fund.

      Shares of each Fund have equal voting rights and liquidation rights. Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise. Each class of shares of a Fund having multiple classes shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

On April 28, 2003, certain Funds of the Trust (each an "Acquiring Fund") were reorganized by acquiring a similar series of The Legends Fund, Inc. (each an "Acquired Fund") as listed below. Each Acquired Fund liquidated by transferring substantially all of its assets to the corresponding Acquiring Fund.

ACQUIRING FUND                       ACQUIRED FUND                         ACCOUNTING SURVIVOR
--------------                       -------------                         -------------------
Eagle Capital Appreciation Fund      Harris Bretall Sullivan & Smith       Harris Bretall Sullivan & Smith
                                     Equity Growth Portfolio               Equity Growth Portfolio
Eagle Capital Appreciation Fund      Touchstone Growth/Value Fund          Harris Bretall Sullivan & Smith
                                                                           Equity Growth Portfolio
Small Cap Value Fund                 Third Avenue Value Portfolio          Third Avenue Value Portfolio
Money Market Fund - Class I          Touchstone Standby Income Fund        Money Market Fund Class I
Value Plus Fund                      Gabelli Large Cap Value Portfolio     Value Plus Fund
Touchstone Baron Small Cap Fund      Legends Baron Small Cap Fund          Legends Baron Small Cap Fund


      Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

      Both Service Class and Class I shares of the Money Market Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (vi) each class offers different features and services to shareholders. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

      Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust, as does a partner of a partnership. However, numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

      The Prospectus, dated May 1, 2004, provides the basic information investors should know before investing, and may be obtained without charge by calling the Trust at the telephone number listed on the cover. This Statement of Additional Information, which is not a prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectus. This Statement of Additional Information is not an offer of any Fund for which an investor has not received a Prospectus.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

INVESTMENT GOALS

      The investment goal(s) of each Fund is described in the Prospectus. There can be no assurance that any Fund will achieve its investment goal(s).

INVESTMENT STRATEGIES AND RISKS

      The following provides additional information about the investment policies and types of securities in which one or more Funds may invest.

FIXED-INCOME AND OTHER DEBT INSTRUMENT SECURITIES

      Fixed-income and other debt instrument securities include all bonds, high yield or "junk" bonds, municipal bonds, debentures, U.S. Government securities, mortgage-related securities including government stripped mortgage-related securities, zero coupon securities and custodial receipts. The market value of fixed-income obligations of the Funds will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Funds. The market value of the obligations held by a Fund can be expected to vary inversely to changes in prevailing interest rates. As a result, shareholders should anticipate that the market value of the obligations held by the Fund generally will increase when prevailing interest rates are declining and generally will decrease when prevailing interest rates are rising. Shareholders also should recognize that, in periods of declining interest rates, a Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, a Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will tend to be invested in instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which a Fund may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, less creditworthiness or longer maturities.

    Ratings made available by Standard & Poor's Rating Service("S&P")and Moody's Investors Service, Inc. ("Moody's"), are relative and subjective and are not absolute standards of quality. Although these ratings are initial criteria for selection of portfolio investments, a Fund Advisor also will make its own evaluation of these securities. Among the factors that will be considered are the long term ability of the issuers to pay principal and interest and general economic trends.

      Fixed-income securities may be purchased on a when-issued or delayed-delivery basis. See "When-Issued and Delayed-Delivery Securities" below.

COMMERCIAL PAPER

      Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

      For a description of commercial paper ratings, see the Appendix.

SECTION 4(2) PAPER

      Commercial paper issues which include securities issued by major corporations without registration under the Securities Act of 1933 Act (the "1933 Act") in reliance on the exemption from registration afforded by Section 3(a)(3) of the 1933 Act, and commercial paper issued in reliance on the private placement exemption from registration which is afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must also be made through an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.
Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described under "Illiquid Securities" below. The Funds' percentage limitations on investments in illiquid securities include
Section 4(2) paper other than Section 4(2) paper that the Fund Sub-Advisor has determined to be liquid pursuant to guidelines established by the Fund's Board of Trustees. The Board has delegated to the Fund Sub-Advisors the function of making day-to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Board that require the Fund Sub-Advisors to take into account the same factors described under "Illiquid Securities" below for other restricted securities and require the Fund Sub-Advisors to perform the same monitoring and reporting functions.

MEDIUM AND LOWER RATED AND UNRATED SECURITIES

      Securities rated in the fourth highest category by S&P or Moody's, BBB and Baa, respectively, although considered investment grade, may possess speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than is the case with respect to issuers of higher grade bonds.

      Generally, medium or lower-rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds," offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The yield of junk bonds will fluctuate over time.

      The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower-rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Since the risk of default is higher for lower rated debt securities, the Fund Sub-Advisor's research and credit analysis are an especially important part of managing securities of this type held by a Fund. In light of these risks, the Board of Trustees of the Trust has instructed the Fund Sub-Advisor, in evaluating the creditworthiness of an issue, whether rated or unrated, to take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

      Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for shareholders. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by a Fund may decline relatively proportionately more than a portfolio consisting of higher rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently.

      Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of these securities by the Fund, but the Fund Sub-Advisor will consider this event in its determination of whether the Fund should continue to hold the securities.

      While the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980's brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated debt securities that defaulted rose significantly above prior levels.

      In addition, the market value of securities in lower-rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower-rated or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing their respective portfolios and calculating their respective net asset values. Moreover, the lack of a liquid trading market may restrict the availability of securities for the Funds to purchase and may also have the effect of limiting the ability of a Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures approved by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the ability of outside pricing services to value lower-rated debt securities and the ability to dispose of these securities.

      In considering investments for the Fund, the Fund Sub-Advisor will attempt to identify those issuers of high yielding debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Fund Sub-Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

      Third Avenue Value Fund may invest up to 35% of its total assets in lower-rated debt securities. Third Avenue Value Fund may also purchase or retain debt obligations of issuers not currently paying interest or in default (i.e., with a rating from Moody's of C or lower or S&P's of C1 or lower). In addition, the Fund may purchase securities of companies that have filed for protection under Chapter 11 of the United States Bankruptcy Code. Defaulted securities will be purchased or retained if, in the opinion of the Fund Sub-Advisor, they may present an opportunity for subsequent price recovery, the issuer may resume payments, or other advantageous developments appear likely.

      Baron Small Cap Fund may invest up to 20% of its total assets in debt securities that are rated in the medium rating category or lowest rating category by S&P and Moody's. The Fund will rely on the Fund Sub-Advisor's judgment, analysis and experience in evaluating debt securities. The Fund Sub-Advisor believes that the difference between perceived risk and actual risk creates the opportunity for profit which can be realized through thorough analysis. Ratings by S&P and Moody's evaluate only the safety of principal and interest payments, not market value risk. Because the creditworthiness of an issuer may change more rapidly than can be timely reflected in changes in credit ratings, the Fund Sub-Advisor monitors the issuers of corporate debt securities held in the Fund's portfolio. The credit ratings assigned by a rating agency to a security are not considered by the Fund Sub-Advisor in selecting a security. The Fund Sub-Advisor examines the intrinsic value of a security in light of market conditions and the underlying fundamental values. Because of the nature of medium and lower rated corporate debt securities, achievement by the Fund of its investment objective when investing in such securities is dependent on the credit analysis of the Fund Sub-Advisor. The Fund Sub-Advisor could be wrong in its analysis. If the Fund purchased primarily higher rated debt securities, risks would be substantially reduced.

ILLIQUID SECURITIES

      Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as "private placements" or "restricted securities" and are purchased directly from the issuer or in the secondary market. Investment companies do not typically hold a significant amount of these restricted securities or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

      In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

      The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act on resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

      Each Fund Sub-Advisor will monitor the liquidity of Rule 144A securities in each Fund's portfolio under the supervision of the Board of Trustees. In reaching liquidity decisions, the Fund Sub-Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers wishing to purchase or sell the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

RELATED INVESTMENT POLICIES

      No Fund may invest more than 15% of its net assets in securities that are illiquid or otherwise not readily marketable. The Money Market Fund and the Eagle Capital Appreciation Fund may not invest more than 10% of its net assets in such securities. If a security becomes illiquid after purchase by the Fund, the Fund will normally sell the security unless it would not be in the best interests of shareholders to do so.

      Each Fund may purchase securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A or under an exemption from such laws. Provided that a dealer or institutional trading market in such securities exists, these restricted securities or Rule 144A securities are treated as exempt from the Fund's 15% (10% in the case of the Money Market Fund and the Eagle Capital Appreciation Fund) limit on illiquid securities. The Board of Trustees of the Trust, with advice and information from the respective Fund Sub-Advisor, will determine the liquidity of restricted securities or Rule 144A securities by looking at factors such as trading activity and the availability of reliable price information and, through reports from such Fund Sub-Advisor, the Board of Trustees of the Trust will monitor trading activity in restricted securities. If institutional trading in restricted securities or Rule 144A securities were to decline, a Fund's illiquidity could be increased and the Fund could be adversely affected.

      No Fund will invest more than 10% of its total assets in restricted securities (excluding Rule 144A securities).

FOREIGN SECURITIES

      Investing in securities issued by foreign companies and governments involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions and custody fees are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended clearance and settlement periods.

      The Baron Small Cap Fund and the Third Avenue Value Fund may invest up to 10% and 25%, respectively, of total assets at the time of purchase in the securities of foreign issuers, including Emerging Market Securities.

EMERGING MARKET SECURITIES

      Emerging Market Securities are securities that are issued by a company that (i) is organized under the laws of an emerging market country (any country other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Holland, Hong Kong, Ireland, Italy, Japan, Luxembourg, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States, (ii) has its principal trading market for its stock in an emerging market country, or (iii) derives at least 50% of its revenues or profits from corporations within emerging market countries or has at least 50% of its assets located in emerging market countries.

The following Funds may invest in Emerging Market Securities:

            Third Avenue Value - up to 25% of total assets, Baron Small Cap Fund - up to 10% of total assets, Emerging Growth Fund - up to 10% of total assets, Balanced Fund - up to 15% of total assets, and High Yield Fund - up to 10% of total assets.

      Investments in securities of issuers based in underdeveloped countries entail all of the risks of investing in foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including restrictions on investing in issuers in industries deemed sensitive to relevant national interests; and (iv) the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events.

CURRENCY EXCHANGE RATES

      A Fund's share value may change significantly when the currencies, other than the U.S. dollar, in which the Fund's investments are denominated strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

OPTIONS

      Baron Small Cap Fund will attempt to limit losses from all options transactions to 5% of its average net assets per year, or cease options transactions until in compliance with the 5% limitation, but there can be no absolute assurance of adherence to these limits.

OPTIONS ON SECURITIES

      The respective Funds may write (sell), to a limited extent, only covered call and put options ("covered options") in an attempt to increase income. However, the Fund may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Fund.

      When a Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

      When a Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Fund has no control, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price.

      A Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

      When a Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written.

      When a Fund writes a call option, it will "cover" its obligation by segregating the underlying security on the books of the Fund's custodian or by placing liquid securities in a segregated account at the Fund's custodian. When a Fund writes a put option, it will "cover" its obligation by placing liquid securities in a segregated account at the Fund's custodian.

      A Fund may purchase call and put options on any securities in which it may invest. The Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

      A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell a security, which may or may not be held in the Fund's portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options also may be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which the Fund does not own. The Fund would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

      Each Fund has adopted certain other nonfundamental policies concerning option transactions that are discussed below.

      The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

      A Fund may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. Government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Fund will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Fund Sub-Advisor will monitor the creditworthiness of dealers with whom a Fund enters into such options transactions under the general supervision of the Board of Trustees.

RELATED INVESTMENT POLICIES

      Each Fund that invests in equity securities may write or purchase options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying stock at the exercise price at any time during the option period. A covered call option with respect to which a Fund owns the underlying stock sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by a Fund exposes the Fund during the term of the option to a decline in price of the underlying stock.

      To close out a position when writing covered options, a Fund may make a "closing purchase transaction" which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Fund will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund may make a "closing sale transaction" which involves liquidating the Fund's position by selling the option previously purchased.

OPTIONS ON SECURITIES INDEXES

      Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities" or, to the extent allowed by law, as a substitute for investment in individual securities.

      Options on securities indexes entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indexes is more likely to occur, although the Fund generally will only purchase or write such an option if the Fund Sub-Advisor believes the option can be closed out.

      Use of options on securities indexes also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. A Fund will not purchase such options unless the Advisor and the respective Fund Sub-Advisor each believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

      Price movements in a Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge. Because options on securities indexes require settlement in cash, the Fund Sub-Advisor may be forced to liquidate portfolio securities to meet settlement obligations.

      When a Fund writes a put or call option on a securities index it will cover the position by placing liquid securities in a segregated asset account with the Fund's custodian.

      Options on securities indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a security index gives the holders the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by
(b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

      Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of securities prices in the market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in price of a particular security. Accordingly, successful use by a Fund of options on security indexes will be subject to the Fund Sub-Advisor's ability to predict correctly movement in the direction of that securities market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities.

RELATED INVESTMENT POLICIES

      Each Fund may purchase and write put and call options on securities indexes listed on domestic and, in the case of those Funds which may invest in foreign securities, on foreign exchanges. A securities index fluctuates with changes in the market values of the securities included in the index.

OPTIONS ON FOREIGN CURRENCIES

      Options on foreign currencies are used for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, are utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

      Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in such rates.

      Options on foreign currencies may be written for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates; it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

      Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

      Certain Funds intend to write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and liquid securities in a segregated account with its custodian.

      Certain Funds also intend to write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with its custodian, cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

RELATED INVESTMENT POLICIES

      Each Fund that may invest in foreign securities may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Fund's position, it may not forfeit the entire amount of the premium plus related transaction costs. In addition, the Fund may purchase call options on currency when the Fund Sub-Advisor anticipates that the currency will appreciate in value.

      There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Fund pays brokerage commissions or spreads in connection with its options transactions.

      As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. The Fund's ability to terminate over-the-counter options ("OTC Options") will be more limited than the exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Fund will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

FORWARD CURRENCY CONTRACTS

      Because, when investing in foreign securities, a Fund buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, such Funds from time to time may enter into forward currency transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward currency contracts to purchase or sell foreign currencies.

      A forward currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward currency contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward currency contract generally has no deposit requirement and is traded at a net price without commission. Each Fund maintains with its custodian a segregated account of liquid securities in an amount at least equal to its obligations under each forward currency contract. Neither spot transactions nor forward currency contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

      A Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into a Fund Sub-Advisor's long-term investment decisions, a Fund will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, the Fund Sub-Advisors believe that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in a Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward currency contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

      While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward currency contracts. In such event the Fund's ability to utilize forward currency contracts in the manner set forth in the Prospectus may be restricted. Forward currency contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of forward currency contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated portfolio securities and the use of such techniques will subject a Fund to certain risks.

      The matching of the increase in value of a forward currency contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into forward currency contracts at attractive prices and this will limit the Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

      The successful use of such instruments draws upon the Fund Sub-Advisor's skill and experience with respect to such instruments and usually depends on the Fund Sub-Advisor's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

FUTURES CONTRACTS

      A Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indexes including any index of U.S. Government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Fund may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. A Fund may also enter into futures contracts which are based on bonds issued by entities other than the U.S. Government.

      At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

      At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

      Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

      The purpose of the acquisition or sale of a futures contract, in the case of a Fund which holds or intends to acquire fixed-income securities, is to attempt to protect the Fund from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt security in the Fund would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

      Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

      When a Fund enters into a futures contract for any purpose, the Fund will establish a segregated account with the Fund's custodian to collateralize or "cover" the Fund's obligation consisting of cash or liquid securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts.

      The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Fund Sub-Advisor may still not result in a successful transaction.

      In addition, futures contracts entail risks. Although each applicable Fund Sub-Advisor believes that use of such contracts will benefit the respective Fund, if the Fund Sub-Advisor's investment judgment about the general direction of interest rates is incorrect, a Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS

      Each Fund may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

      The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

      The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

      The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

      The Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund would exceed 5% of the market value of the total assets of the Fund.

ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

      Unlike transactions entered into by a Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

      Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

      The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

      As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options. A Fund's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Fund will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

      In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

FUTURES CONTRACTS AND RELATED OPTIONS

      Each Fund may enter into futures contracts and purchase and write (sell) options on these contracts, including but not limited to interest rate, securities index and foreign currency futures contracts and put and call options on these futures contracts. These contracts will be entered into only upon the agreement of the Fund Sub-Advisor that such contracts are necessary or appropriate in the management of the Fund's assets. These contracts will be entered into on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. These transactions may be entered into for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase.

      No Fund will hedge more than 25% of its total assets by selling futures, buying puts, and writing calls under normal conditions. In addition, no Fund will buy futures or write puts whose underlying value exceeds 25% of its total assets, and no Fund will buy calls with a value exceeding 5% of its total assets.

      Each Fund, except the Third Avenue Value Fund and the Baron Small Cap Fund, will not enter into futures contracts and related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of the Fund's assets after taking into account unrealized profits and unrealized losses on any contracts it has entered into.

      A Fund may lose the expected benefit of these futures or options transactions and may incur losses if the prices of the underlying commodities move in an unanticipated manner. In addition, changes in the value of the Fund's futures and options positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities. Successful use of futures and related options is subject to a Fund Sub-Advisor's ability to predict correctly movements in the direction of the securities markets generally, which ability may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures and options contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or a linked exchange), and as a result of daily price fluctuation limits there can be no assurance that an offsetting transaction could be entered into at an advantageous price at any particular time. Consequently, a Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or a Fund may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.

CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS

      Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Investments in time deposits maturing in more than seven days will be subject to each Fund's restrictions on illiquid investments.

      The Money Market Fund may also invest in certificates of deposit, bankers' acceptances and time deposits issued by foreign branches of national banks. Eurodollar certificates of deposit are negotiable U.S. dollar denominated certificates of deposit issued by foreign branches of major U.S. commercial banks. Eurodollar bankers' acceptances are U.S. dollar denominated bankers' acceptances "accepted" by foreign branches of major U.S. commercial banks. Investments in the obligations of foreign branches of U.S. commercial banks may be subject to special risks, including future political and economic developments, imposition of withholding taxes on income, establishment of exchange controls or other restrictions, less governmental supervision and the lack of uniform accounting, auditing and financial reporting standards that might affect an investment adversely.

LENDING OF FUND SECURITIES

      By lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Each Fund will adhere to the following conditions whenever its securities are loaned: (i) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities.

      Each Fund may lend securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 30% (except for the Eagle Capital Appreciation Fund, Third Avenue Value Fund and Baron Small Cap
Fund) of a Fund's assets taken at value. A Fund's loans of securities will be collateralized by cash, letters of credit or U.S. Government securities.
The cash or instruments collateralizing a Fund's loans of securities will be maintained at all times in a segregated account with the Fund's custodian, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities. In lending securities to brokers, dealers and other financial organizations, a Fund is subject to risks, which, like those associated with other extensions of credit, include delays in recovery and possible loss of rights in the collateral should the borrower fail financially.

      It is the present intention of the Eagle Capital Appreciation Fund to limit the amount of loans of portfolio securities to no more than 25% of the Fund's net assets. The Third Avenue Value Fund and the Baron Small Cap Fund intend to limit the amount of loans of portfolio securities to not more than 10% and 25% of total assets, respectively.

BORROWING

      Each Fund may borrow money from banks or from other lenders to the extent permitted by applicable law, for temporary or emergency purposes and to meet redemptions and may pledge assets to secure such borrowings. In addition, the Core Bond Fund may enter into dollar roll transactions and each Fund, except the Third Avenue Value Fund, may enter into reverse repurchase agreements that are treated as borrowing by a Fund. The 1940 Act requires the Funds to maintain asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of at least 300% for all such borrowings. It at any time the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within 3 days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this test. To reduce its borrowings, a Fund might be required to sell securities at a time when it would be disadvantageous to do so. In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Fund may have less net investment income during periods when its borrowings are substantial. The interest paid by a Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions. A Fund will not make any borrowing or enter into a reverse repurchase agreement or dollar roll transaction that would cause its outstanding borrowings to exceed one-third of the value of its total assets.

      As a matter of current operating policy, and except for the use of reverse repurchase agreements and dollar rolls, the Core Bond Fund may borrow money from banks or other persons in an amount not exceeding 10% of its total assets, for temporary or emergency purposes. The Fund will not purchase any security while outstanding borrowings, other than reverse repurchase agreements and dollar rolls, exceed 5% of the value of its total assets. These operating policies are not fundamental and may be changed by the Board without shareholder approval.

      Borrowing magnifies the potential for gain or loss on a Fund's portfolio securities and, therefore, if employed, increases the possibility of fluctuation in its net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, each Fund will limit its borrowings as described above. See also "Investment Restrictions."

DERIVATIVES

      The Funds may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as certain mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. A Fund Sub-Advisor will use derivatives only in circumstances where the Fund Sub-Advisor believes they offer the most economic means of improving the risk/reward profile of the Fund. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Fund. The use of derivatives for non-hedging purposes may be considered speculative. A description of the derivatives that the Funds may use and some of their associated risks is found below.

ADRS, ADSS, EDRS, CDRS AND GDRS

      ADRs and ADSs are U.S. dollar-denominated receipts typically issued by domestic banks or trust companies that represent the deposit with those entities of securities of a foreign issuer. They are publicly traded on exchanges or over-the-counter in the United States. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs") and Global Depository Receipts ("GDRs"), may also be purchased by the Funds. EDRs, GDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities. Certain institutions issuing ADRs, ADSs or EDRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securities. All Funds except the Third Avenue Value Fund may invest in ADRs, ADSs, EDRs, CDRs and GDRs. The Third Avenue Value Fund may only invest in ADRs and ADSs.

U.S. GOVERNMENT SECURITIES

      Each Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some U.S. Government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association. No assurance can be given that the U.S. Government will provide financial support in the future to U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

      Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or any of its agencies, authorities or instrumentalities; and (ii) participation interests in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participation interests is limited and, therefore, may be regarded as illiquid.

MORTGAGE-RELATED SECURITIES

      Each Fund may invest in mortgage-related securities. There are several risks associated with mortgage-related securities generally. One is that the monthly cash inflow from the underlying loans may not be sufficient to meet the monthly payment requirements of the mortgage-related security.

      Prepayment of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage-related security. Early returns of principal will affect the average life of the mortgage-related securities remaining in a Fund. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage-related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund. Because prepayments of principal generally occur when interest rates are declining, it is likely that a Fund will have to reinvest the proceeds of prepayments at lower interest rates than those at which the assets were previously invested. If this occurs, a Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable maturity, although these securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that a Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

      CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

      Stripped mortgage-related securities are either issued and guaranteed, or privately-issued but collateralized by securities issued, by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-related certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the stripped mortgage-related securities represent all or part of the beneficial interest in pools of mortgage loans. The Fund will invest in stripped mortgage-related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when its Fund Sub-Advisor believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of stripped mortgage-related securities may offset all or a portion of any decline in value of the securities held by the Fund.

      Investing in stripped mortgage-related securities involves the risks normally associated with investing in mortgage-related securities. See "Mortgage-Related Securities" above. In addition, the yields on stripped mortgage- related securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only stripped mortgage-related securities and increasing the yield to maturity on principal-only stripped mortgage-related securities. Sufficiently high prepayment rates could result in a Fund not fully recovering its initial investment in an interest-only stripped mortgage-related security. Under current market conditions, the Fund expects that investments in stripped mortgage-related securities will consist primarily of interest-only securities. Stripped mortgage-related securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that the Fund will be able to effect a trade of a stripped mortgage-related security at a time when it wishes to do so. The Fund will acquire stripped mortgage-related securities only if a secondary market for the securities exists at the time of acquisition. Except for stripped mortgage-related securities based on fixed rate FNMA and FHLMC mortgage certificates that meet certain liquidity criteria established by the Board of Trustees, the Funds will treat government stripped mortgage-related securities and privately-issued mortgage-related securities as illiquid and will limit its investments in these securities, together with other illiquid investments, to not more than 15% of net assets.

      Mortgage-related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Fund Sub-Advisor, the investment restriction limiting a Fund's investment in illiquid instruments to not more than 15% (or 10% for the Money Market Fund and the Eagle Capital Appreciation
Fund) of the value of its net assets will apply. The Baron Small Cap Fund may not invest more than 5% of its net assets in mortgage-related securities, including stripped mortgage-related securities.

ZERO COUPON SECURITIES

      Zero coupon corporate or U.S. Government securities and step-coupon securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Pay-in-kind securities pay interest through the issuance of additional securities. Zero coupon securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than securities that make regular payments of interest. The secondary market value of corporate debt securities structured as zero coupon securities or payment-in-kind securities may be more volatile in response to changes in interest rates than debt securities which pay interest periodically in cash. Because such securities do not pay current interest, but rather, income is accrued, to the extent that the Fund does not have available cash to meet distribution requirements with respect to such income, it could be required to dispose of portfolio securities that it otherwise would not. Such disposition could be at a disadvantageous price. Investment in such securities also involves certain tax considerations.

      A Fund accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations, in which case the Fund will forego the purchase of additional income producing assets with these funds. Zero coupon securities include STRIPS, that is, securities underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. government, its agencies, authorities or instrumentalities. They also include Coupons Under Book Entry System ("CUBES"), which are component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS

      These are instruments in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables - see "Trade Claims") or to other parties. Direct debt instruments purchased by a Fund may have a maturity of any number of days or years, may be secured or unsecured, and may be of any credit quality. Direct debt instruments involve the risk of loss in the case of default or insolvency of the borrower. Direct debt instruments may offer less legal protection to a Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments also may include standby financing commitments that obligate a Fund to supply additional cash to the borrower on demand at the time when a Fund would not have otherwise done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

      Baron Small Cap Fund from time to time may also purchase indebtedness and participations therein, both secured and unsecured, of debtor companies in reorganization or financial restructuring. Such indebtedness may be in the form of loans, notes, bonds or debentures. When the Fund purchases a participation interest it assumes the credit risk associated with the bank or other financial intermediary as well as the credit risk associated with the issuer of any underlying debt instrument. The Fund may also purchase trade and other claims against, and other unsecured obligations of, such debtor companies, which generally represent money due a supplier of goods or services to such company. Some debt securities purchased by the Fund may have very long maturities. The length of time remaining until maturity is one factor the Fund Sub-Advisor considers in purchasing a particular indebtedness. The purchase of indebtedness of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. The Fund Sub-Advisor believes that the difference between perceived risk and actual risk creates the opportunity for profit which can be realized through thorough analysis. There are no established markets for some of this indebtedness and it is less liquid than more heavily traded securities. Indebtedness of the debtor company to a bank are not securities of the banks issuing or selling them. The Fund may purchase loans from national and state chartered banks as well as foreign ones. The Fund may invest in senior indebtedness of the debtor companies, although on occasion subordinated indebtedness may also be acquired. The Fund may also invest in distressed first mortgage obligations and other debt secured by real property. The Fund does not currently anticipate investing more than 5% of its total assets in trade and other claims.

      These instruments will be considered illiquid securities and so will be limited, along with a Fund's other illiquid securities, to not more than 15% of the Fund's net assets.

TRADE CLAIMS

      Third Avenue Value Fund may invest in trade claims. Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty. For purchasers such as the Fund, trade claims offer the potential for profits since they are often purchased at a significant discount from face value and, consequently, may generate capital appreciation in the event that the market value of the claim increases as the debtor's financial position improves or the claim is paid.

      An investment in trade claims is speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. The markets in trade claims are not regulated by federal securities laws or the SEC. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

SWAP AGREEMENTS

      To help enhance the value of its portfolio or manage its exposure to different types of investments, the Funds may enter into interest rate, currency and mortgage swap agreements and may purchase and sell interest rate "caps," "floors" and "collars."

      In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that notional principal amount is tied to a reference pool of mortgages.

      In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

      Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on a Fund's performance. Swap agreements involve risks depending upon the other party's creditworthiness and ability to perform, as judged by the Fund Sub-Advisor, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

      All swap agreements are considered as illiquid securities and, therefore, will be limited, along with all of a Fund's other illiquid securities, to 15% of that Fund's net assets.

CUSTODIAL RECEIPTS

      Custodial receipts or certificates, such as Certificates of Accrual on Treasury Securities ("CATS"), Treasury Investors Growth Receipts ("TIGRs") and Financial Corporation certificates ("FICO Strips"), are securities underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. The underwriters of these certificates or receipts purchase a U.S. Government security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the U.S. Government security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. Government securities, described above. Although typically under the terms of a custodial receipt a Fund is authorized to assert its rights directly against the issuer of the underlying obligation, the Fund may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, if the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, if the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

      To secure prices deemed advantageous at a particular time, each Fund may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. A Fund will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by the Fund may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring.

      Securities purchased on a when-issued or delayed-delivery basis may expose a Fund to risk because the securities may experience fluctuations in value prior to their actual delivery. The Fund does not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself. The Baron Small Cap Fund will limit its investments in when-issued securities to 5% of its total assets.

REPURCHASE AGREEMENTS

      Each of the Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. A Fund may enter into repurchase agreements with respect to U.S. Government securities with member banks of the Federal Reserve System and certain non-bank dealers approved by the Board of Trustees. Under each repurchase agreement, the selling institution is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Fund Sub-Advisor reviews on an ongoing basis the value of the collateral and the creditworthiness of those non-bank dealers with whom the Fund enters into repurchase agreements. In entering into a repurchase agreement, a Fund bears a risk of loss in the event that the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement. Repurchase agreements are considered to be collateralized loans under the Investment Company Act of 1940, as amended (the "1940 Act").

REVERSE REPURCHASE AGREEMENTS

      The Funds, except the Third Avenue Value Fund, may enter into reverse repurchase agreements. In a reverse repurchase agreement the Fund agrees to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price. At the time the Fund enters into a reverse repurchase agreement it will place in a segregated custodial account cash or liquid securities having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. Reverse repurchase agreements are considered to be borrowings by a Fund for purposes of the limitations described in "Investment Restrictions" below. Also see "Borrowings" below.

COVERED DOLLAR ROLLS

      The Core Bond Fund may enter into dollar rolls (also referred to as forward roll transactions) in which the Fund sells mortgage-based or other fixed-income securities and simultaneously commits to repurchase substantially similar, but not identical, securities on a specified future date. The Fund will not use such transactions for leveraging purposes and, accordingly, at the time the Fund enters into a dollar roll, it will set aside permissible liquid assets in a segregated custodial account to secure its obligation for the forward commitment to buy the securities. The value of such segregated assets must be at least equal to the value of the forward commitment or repurchase obligation (principal plus accrued interest), as applicable.

The segregated assets effectively collateralize the Fund's right to receive the securities at the end of the roll period, and also serve to minimize the leveraging effect of the transaction.

      In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest, including prepayments, paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

      Dollar roll transactions are considered to be borrowings by the Fund and the use of such transactions will be subject to the Fund's investment limitations on borrowings. See "Borrowing" and "Investment Restrictions."

      The risks associated with dollar rolls are market risk, since the price of the securities could drop lower than the agreed upon repurchase price during the roll period, or the securities that the Fund is required to repurchase may be worth less than the securities that the Fund originally held; and credit risk, since the counterparty to the transaction could fail to deliver the securities. If the counterparty to whom the Fund sells the securities becomes insolvent, the Fund's right to purchase or repurchase the securities may be restricted. Finally, there can be no assurance that Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

TEMPORARY INVESTMENTS

      For temporary defensive purposes during periods when the Fund Sub-Advisor of a Fund believes, in consultation with the Advisor, that pursuing the Fund's basic investment strategy may be inconsistent with the best interests of its shareholders, the Fund may invest its assets without limit in the following money market instruments: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including those purchased in the form of custodial receipts), repurchase agreements, certificates of deposit, master notes, time deposits and bankers' acceptances issued by banks or savings and loan associations having assets of at least $500 million as of the end of their most recent fiscal year and high quality commercial paper.

      In addition, for the same purposes, each Fund may also hold a portion of its assets in money market instruments or cash in amounts designed to pay expenses, to meet anticipated redemptions or pending investments in accordance with its objectives and policies. Any temporary investments may be purchased on a when-issued basis.

INITIAL PUBLIC OFFERINGS (IPOS)

      An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

      The Funds' investments in IPO shares may include the securities of "unseasoned" companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product. The Third Avenue Value Fund intends to invest occasionally in the common stock of selected "unseasoned" companies.

CONVERTIBLE SECURITIES

      Convertible securities may offer higher income than the common stocks into which they are convertible and include fixed-income or zero coupon debt securities, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both non-convertible debt securities and equity securities.

      While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

REAL ESTATE INVESTMENT TRUSTS

      The Third Avenue Value Fund, the Baron Small Cap Fund and the Growth & Income Fund may invest in the equity securities of real estate investment trusts ("REITs"), which can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments on real estate mortgages in which they are invested. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

      Investment in REITs is subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). REITs are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

STANDARD & POOR'S DEPOSITARY RECEIPTS ("SPDRS")

      The Growth & Income Fund may invest up to 5% of its total assets in SPDRs. The Eagle Capital Appreciation Fund may also invest in SPDRs. SPDRs typically trade like a share of common stock and provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Index. There can be no assurance that this can be accomplished as it may not be possible for the portfolio to replicate and maintain exactly the composition and relative weightings of the S&P 500 Index securities. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment.

OTHER INVESTMENT COMPANIES

      The Funds reserve the right to invest in the securities of other investment companies including money market funds, index funds, "country funds" (i.e., funds that invest primarily in issuers located in a specific foreign country or region), iSharesSM (formerly called World Equity Benchmark Shares or "WEBS"), S&P's Depository Receipts ("SPDRs"), business development companies and small business investment companies. A Fund may not invest more than 5% of its total assets in the securities of any one investment company nor in more than 3% of the voting securities of any other investment company. A Fund will indirectly bear its proportionate share of any advisory fees paid by investment companies in which it invests in addition to the management fee paid by such Fund.

SHORT SALES

      The Third Avenue Value Fund and the Baron Small Cap Fund may engage in short sales. When a Fund makes a short sale, it sells a security it does not own in anticipation of a decline in market price. The proceeds from the sale are retained by the broker until the Fund replaces the borrowed security. To deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund will become obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. The Fund may have to pay a premium to borrow the security. The Fund may, but will not necessarily, receive interest on such proceeds. The Fund must pay to the broker any dividends or interest payable on the security until it replaces the security.

      The Fund's obligation to replace the security borrowed will be secured by collateral deposited with the broker, consisting of cash or U.S. Government securities or other securities acceptable to the broker. In addition, the Fund will be required to deposit cash or U.S. Government securities as collateral in a segregated account with its custodian in an amount such that the value of both collateral deposits is at all times equal to at least 100% of the current market value of the securities sold short. The Fund will receive the interest accruing on any U.S. Government securities held as collateral in the segregated account with the custodian. The deposits do not necessarily limit the Fund's potential loss on a short sale, which may exceed the entire amount of the collateral deposits.

      If the price of a security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and if the price declines during this period, the Fund will realize a capital gain. Any realized capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend, or interest which the Fund may have to pay in connection with such short sale.

      The Third Avenue Value Fund and the Baron Small Cap Fund may enter into short sales against the box. A short sale is against the box when, at all times during which a short position is open, the Fund owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short.

ASSET-BACKED SECURITIES

      The Third Avenue Value Fund and the Balanced Fund may also invest in asset-backed securities that, through the use of trusts and special purpose vehicles, are securitized with various types of assets, such as automobile receivables, credit card receivables and home-equity loans in pass-through structures similar to the mortgage-related securities described below. In general, the collateral supporting asset-backed securities is of shorter maturity than the collateral supporting mortgage loans and is less likely to experience substantial prepayments. However, asset-backed securities are not backed by any governmental agency.

OVERSEAS PRIVATE INVESTMENT CORPORATION CERTIFICATES

      The Funds may invest in Certificates of Participation issued by the Overseas Private Investment Corporation ("OPIC"). OPIC is a U.S. Government agency that sells political risk insurance and loans to help U.S. businesses invest and compete in over 140 emerging markets and developing nations worldwide. OPIC provides medium to long-term loans and guaranties to projects involving significant equity or management participation. OPIC can lend up to $250 million per project on either a project finance or a corporate finance basis in countries where conventional institutions are often unable or unwilling to lend on such a basis. OPIC issues Certificates of Participation to finance projects undertaken by U.S. companies. These certificates are guaranteed by OPIC and backed by the full faith and credit of the U.S. Government.

FLOATING RATE, INVERSE FLOATING RATE AND INDEX OBLIGATIONS

      The Third Avenue Value Fund may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with (or inversely to) an underlying index or price. These securities may be backed by U.S. Government or corporate issuers, or by collateral such as mortgages. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. However, the Fund will not invest in any instrument whose value is computed based on a multiple of the change in price or value of an asset or an index of or relating to assets in which the Fund cannot or will not invest.

      Floating rate securities pay interest according to a coupon that is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities.

      The Third Avenue Value Fund does not intend to invest more than 5% of its total assets in inverse floating rate securities. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. Interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures a gain or loss may be realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

ASSET COVERAGE

      To assure that a Fund's use of futures and related options, as well as when-issued and delayed-delivery transactions, forward currency contracts and swap transactions, are not used to achieve investment leverage, the Fund will cover such transactions, as required under applicable SEC interpretations, either by owning the underlying securities or by establishing a segregated account with the Trust's custodian containing liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

WARRANTS AND RIGHTS

      Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Baron Small Cap Fund and the Eagle Capital Appreciation Fund may purchase warrants and rights, provided that neither Fund presently intends to invest more than 5% of its net assets at the time of purchase in warrants and rights other than those that have been acquired in units or attached to other securities.

INVESTMENT IN EQUITY AND DEBT SECURITIES BY THE THIRD AVENUE VALUE FUND

      In selecting common stocks, the Fund Sub-Advisor of Third Avenue Value Fund generally seeks issuing companies that exhibit the following characteristics:

o A strong financial position, as measured not only by balance sheet data but also by off-balance sheet assets, liabilities and contingencies (as disclosed in footnotes to financial statements and as determined through research of public information), where debt service1 consumes a small part of such companies' cash flow.

o Responsible management and control groups, as gauged by managerial competence as operators and investors as well as by an apparent absence of intent to profit at the expense of stockholders.

o Availability of comprehensive and meaningful financial and related information. A key disclosure is audited financial statements and information which the Fund Sub-Advisor believes are reliable benchmarks to aid in understanding the business, its values and its dynamics.

o Availability of the security at a market price which the Fund Sub-Advisor believes is at a substantial discount to the Fund Sub-Advisor's estimate of what the issuer is worth as a private company or as a takeover or merger and acquisition candidate.

      In selecting preferred stocks, the Fund Sub-Advisor will use its selection criteria for either common stocks or debt securities, depending on the Fund Sub-Advisor's determination as to how the particular issue should be viewed, based, among other things, upon the terms of the preferred stock and where it fits in the issuer's capital structure. Preferred stocks are usually entitled to rights on liquidation, which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks of the same issuer. Such securities may pay cumulative dividends. Because the dividend rate is pre-established, and as they are senior to common stocks, such securities tend to have less possibility of capital appreciation.

      The Third Avenue Value Fund intends its investment in debt securities to be, for the most part, in securities which the Fund Sub-Advisor believes will provide above-average current yields, yields to events, or yields to maturity. In selecting debt instruments for the Fund, the Fund Sub-Advisor requires the following characteristics:

--------
1 "Debt service" means the current annual required payment of interest and principal to creditors.

o     Strong covenant protection, and

o Yield to maturity at least 500 basis points above that of a comparable credit.

      In acquiring debt securities for the Fund, the Fund Sub-Advisor generally will look for covenants that protect holders of the debt issue from possible adverse future events such as, for example, the addition of new debt senior to the issue under consideration. Also, the Fund Sub-Advisor will seek to analyze the potential impacts of possible extraordinary events such as corporate restructurings, refinancings, or acquisitions. The Fund Sub-Advisor will also use its best judgment as to the most favorable range of maturities. In general, Third Avenue Value Fund will acquire debt issues which have a senior position in an issuer's capitalization and will avoid "mezzanine" issues such as non-convertible subordinated debentures. See also "Fixed-Income and Other Debt Investment Securities."

RATING SERVICES

      The ratings of nationally recognized statistical rating organizations represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, each Fund Sub-Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event would require a Fund to eliminate the obligation from its portfolio, but a Fund Sub-Advisor will consider such an event in its determination of whether a Fund should continue to hold the obligation. A description of the ratings used herein and in the Trust's Prospectuses is set forth in the Appendix.

                             INVESTMENT RESTRICTIONS

      FUNDAMENTAL POLICIES. The "fundamental policies" of each Fund may not be changed with respect to the Fund without the approval of a "majority of the outstanding voting securities" of the Fund. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in this Statement of Additional Information and the Prospectus, means, the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund.

      NONFUNDAMENTAL OPERATING POLICIES. Each Fund (or the Trust, on behalf of each Fund) has adopted additional restrictions as a matter of "operating policy." These restrictions are nonfundamental and are changeable by the Board of Trustees without a shareholder vote.

THE FOLLOWING FUNDAMENTAL POLICIES ARE APPLICABLE TO ALL FUNDS:

      Each Fund may not:

      (1) issue senior securities except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act;

      (2) engage in borrowing except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act;

      (3) underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies;

      (4) purchase the securities of an issuer (other than securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

      (5) purchase or sell real estate except that the Fund may (i) hold and sell real estate acquired as a result of the Fund's ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by real estate, or interests in real estate; and (iii) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate;

      (6) purchase or sell physical commodities except that the Fund may (i) hold and sell physical commodities acquired as a result of the Fund's ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by physical commodities; (iii) purchase or sell options, and
(iv) purchase or sell futures contracts; and

      (7) make loans to other persons except that the Fund may (i) engage in repurchase agreements; (ii) lend portfolio securities, (iii) purchase debt securities; (iv) purchase commercial paper; and (v) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

THE FOLLOWING NONFUNDAMENTAL OPERATING POLICIES ARE APPLICABLE TO ALL FUNDS EXCEPT THE EMERGING GROWTH FUND, THE BARON SMALL CAP VALUE FUND, THE THIRD AVENUE VALUE FUND, THE EAGLE CAPITAL APPRECIATION FUND AND THE MONEY MARKET FUND.

      The Funds may not:

(i) ENHANCED DIVIDEND 30 FUND, VALUE PLUS FUND, GROWTH & INCOME FUND, BALANCED FUND AND HIGH YIELD FUND - borrow money (including through reverse repurchase agreements or covered dollar rolls involving mortgage-backed securities or similar investment techniques entered into for leveraging purposes), except that the Fund may borrow for temporary or emergency purposes up to 10% of its total assets; provided, however, that no Fund may purchase any security while outstanding borrowings exceed 5%;

(ii) CORE BOND FUND ONLY - except for the use of reverse repurchase agreements and covered dollar rolls, borrow money from banks or other persons in an amount not exceeding 10% of its total assets, as a temporary measure for extraordinary or emergency purposes.

(ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

(iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

(iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

(v) invest for the purpose of exercising control or management;

(vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; provided further that, except in the case of a merger or consolidation, the Fund shall not purchase any securities of any open-end investment company unless the Fund (1) waives the investment advisory fee, with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment;

(vii) invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (defined as a security that cannot be sold in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security) not including (a) Rule 144A securities that have been determined to be liquid in accordance with guidelines approved by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which is not traded flat or in default as to interest or principal and either (i) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations ("NRSRO'S") and the Fund's Board of Trustees have determined the commercial paper to be liquid in accordance with the guidelines approved by the Fund's Board of Trustees; or (ii) if only one NRSRO rates the security, the security is rated in one of the two highest categories by that NRSRO and the Fund Advisor has determined that the commercial paper is equivalent quality and is liquid in accordance with guidelines approved by the Fund's Board of Trustees;

(viii) invest more than 10% of the Fund's total assets in securities that are restricted from being sold to the public without registration under the 1933 Act (other than Rule 144A Securities deemed liquid in accordance with guidelines approved by the Fund's Board of Trustees);

(ix) purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

(x) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time;

(xi) purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of the Fund's aggregate investment in such classes of securities will exceed 5% of its total assets;

(xii) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the OCC, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or liquid securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written); and

(xiii) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets.

THE FOLLOWING NONFUNDAMENTAL OPERATING POLICIES ARE APPLICABLE TO THE EMERGING GROWTH FUND.

(i) The Emerging Growth Fund intends to borrow money only as a temporary measure for extraordinary or emergency purposes. In addition, the Fund may engage in reverse repurchase agreements, forward roll transactions involving mortgage-backed securities or other investment techniques entered into for the purpose of leverage.

(ii) The following activities will not be considered to be issuing senior securities with respect to the Fund: (a) collateral arrangements in connection with any type of option, futures contract, forward contract or swap; (b) collateral arrangements in connection with initial and variation margin; (c) a pledge, mortgage or hypothecation of the Fund's assets to secure its borrowings; or (d) a pledge of the Fund's assets to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.

THE FOLLOWING NONFUNDAMENTAL OPERATING POLICIES ARE APPLICABLE TO THE BARON SMALL CAP VALUE FUND AND THE THIRD AVENUE VALUE FUND:

(i) The Funds do not currently intend to borrow money or issue senior securities, except that the Third Avenue Value Fund may borrow in an amount up to 10% of its total assets from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge its assets in connection with such borrowing. Baron Small Cap Fund may borrow money from banks on an unsecured basis and may pay interest thereon in order to raise additional cash for investment or to meet redemption requests. The Baron Small Cap Fund may not borrow amounts in excess of 20% of its total assets taken at cost or at market value, whichever is lower, and then only from banks as a temporary measure for extraordinary or emergency purposes. If such borrowings exceed 5% of the Baron Small Cap Fund's total assets, the Fund will make no further investments until such borrowing is repaid. It is the current intention of the Baron Small Cap Fund not to borrow money in excess of 5% of its assets. A Fund may pledge up to 5% (10% in the case of Baron Small Cap Fund) of its total assets as security for such borrowing. For purposes of this restriction, the deposit of initial or maintenance margin in connection with futures contracts will not be deemed to be a pledge of the assets of a Fund.

(ii) The Funds do not currently intend to mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by a Fund except as may be necessary in connection with permitted borrowings and then not in excess of 5% of the Fund's total assets taken at cost (10% in the case of Baron Small Cap Fund), provided that this does not prohibit escrow, collateral or margin arrangements in connection with the use of options, futures contracts and options on futures contracts by a Fund that may use options or futures strategies.

(iii) The Funds do not currently intend to purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that a Fund that may use options or futures strategies and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts.

(iv) The Funds do not currently intend to make short sales of securities or maintain a short position, except to the extent described in the Prospectus or Statement of Additional Information.

(v) BARON SMALL CAP FUND ONLY. The Fund may write call options if the calls written by any of the Fund are covered throughout the life of the option. A call is covered if the Fund (i) owns the optioned securities, (ii) has an immediate right to acquire such securities, without additional consideration, upon conversion or exchange of securities currently held in the Fund or (iii) in the case of options on certain U.S. Government securities or which are settled in cash, the Fund maintains, in a segregated account with the custodian, cash or U.S. Government securities or other appropriate high-grade debt obligations with a value sufficient to meet its obligations under the call.

(vi) BARON SMALL CAP FUND ONLY. The Fund may write listed put options only if they are secured. A put is secured if a Fund (i) maintains in a segregated account with the custodian, cash or U.S. Government securities or other appropriate high-grade debt obligations with a value equal to the exercise price or (ii) holds a put on the same underlying security at an equal or greater exercise price.

(vii) The Funds may purchase a put or call option, including any straddles or spreads, only if the value of its premium, when aggregated with the premiums on all other options held by the Fund, does not exceed 5% of the Fund's total assets.

(viii) The Funds do not currently intend to purchase or sell futures contracts or related options if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and margin and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. For purposes of this guideline, options on futures contracts and foreign currency options traded on a commodities exchange will be considered related options.

(ix) The Funds do not currently intend to enter into futures contracts, options on futures contracts or foreign currency options traded on a commodities exchange for which the aggregate initial margin and premiums exceed 5% of a Fund's total assets (calculated in accordance with CFTC regulations).

THE FOLLOWING NONFUNDAMENTAL OPERATING POLICIES ARE APPLICABLE TO THE EAGLE CAPITAL APPRECIATION FUND.

(i) The Fund does not currently intend to borrow money or issue senior securities, except in an amount up to 10% of its total assets from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge up to 5% of its total assets as security for such borrowing.

(ii) The Fund does not currently intend to mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with permitted borrowings and then not in excess of 5% of the Fund's total assets taken at cost.

(iii) The Fund does not currently intend to purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions.

(iv) The Fund does not currently intend to purchase any securities issued by any other investment company except (i) by purchase in the open market where no commission or profit, other than a customary broker's commission, is earned by any sponsor or dealer associated with the investment company whose shares are acquired as a result of such purchase, (ii) in connection with the merger, consolidation or acquisition of all the securities or assets of another investment company and (iii) purchases of collateralized mortgage obligations or asset-backed securities, the issuers of which are investment companies.

(v) The Fund does not currently intend to make short sales of securities or maintain a short position.

(vi) The Fund does not currently intend to purchase or sell puts, calls, options, straddles, commodities or commodities futures.

THE FOLLOWING NONFUNDAMENTAL OPERATING POLICIES ARE APPLICABLE ONLY TO THE MONEY MARKET FUND.

(i) The Money Market Fund does not currently intend to issue or sell any senior security as defined by the 1940 Act except insofar as any borrowing that the Fund may engage in may be deemed to be an issuance of a senior security.

(ii) The Money Market Fund does not currently intend to borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets. The Money Market Fund does not currently intend to make any borrowing that would cause outstanding borrowings to exceed one-third of the value of its total assets.

(iii) The Money Market Fund does not currently intend to purchase, hold or deal in real estate.

(iv) The Money Market Fund does not currently intend to purchase, hold or deal in commodities.

(v) The Money Market Fund does not currently intend to engage in the purchase or sale of put or call options.

(vi) The Money Market Fund does not currently intend to make loans to other persons if, as a result, more than one-third of the value of the Fund's total assets would be subject to such loans. This limitation does not apply to (a) the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies and limitations or (b) engaging in repurchase transactions.

(vii) The Money Market Fund does not currently intend to invest in oil, gas or other mineral explorative or development programs.

(viii) The Money Market Fund does not currently intend to invest more than 25% of its total assets in the securities of issuers in any particular industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or repurchase agreements with respect thereto.

(ix) The Money Market Fund does not currently intend to purchase the securities of any issuer if such purchase at the time thereof would cause more than 5% of the value of its total assets to be invested in the securities of such issuer (the foregoing limitation does not apply to investments in government securities as defined in the Investment Company Act of 1940).

(x) The Money Market Fund does not currently intend to invest more than 25% of its total assets in a particular industry, except that the Fund may invest more than 25% of total assets in securities of banks. Currently, the Securities and Exchange Commission defines the term "bank" to include U.S. banks and their foreign branches if, in the case of foreign branches, the parent U.S. bank is unconditionally liable for such obligations. These limitations do not apply to obligations of the U.S. government or any of its agencies or instrumentalities. The Money Market Fund does not consider utilities or companies engaged in finance generally to be one industry. Finance companies will be considered a part of the industry they finance (e.g., GMAC-auto; VISA-credit cards). Utilities will be divided according to the types of services they provide; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

(xi) The Money Market Fund does not currently intend to purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities.

(xii) The Money Market Fund does not currently intend to invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of the value of its total assets in securities of other investment companies.

(xiii) The Money Market Fund does not currently intend to purchase securities or evidence of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities.

(xiv) The Money Market Fund does not currently intend to make short sales of securities, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

THE FOLLOWING NONFUNDAMENTAL OPERATING POLICY IS APPLICABLE ONLY TO THE HIGH YIELD FUND, THE CORE BOND FUND AND THE BARON SMALL CAP FUND.

      Each Fund may not change its policy of investing, under normal circumstances, at least 80% of its net assets (defined as net assets, plus the amount of any borrowings for investment purposes), in investments suggested by the Fund's name as described in the Prospectus, without providing shareholders with at least 60 days' prior notice of such change. The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

                                 CODE OF ETHICS

      The Trust, the Distributor, the Advisor and the Fund Sub-Advisors have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act governing the personal investment activity by investment company personnel, including portfolio managers, and other persons affiliated with the Funds who may be in a position to obtain information regarding investment recommendations or purchases and sales of securities for a Fund. These Codes permit persons covered by the Codes to invest in securities for their own accounts, including securities that may be purchased or held by a Fund, subject to restrictions on investment practices that may conflict with the interests of the Funds.

                             PROXY VOTING PROCEDURES

      Each Fund has adopted its Sub-Advisor's policies and procedures for voting proxies relating to portfolio securities held by the Funds, including procedures used when a vote presents a conflict between the interests of a Fund's shareholders and those of the Sub-Advisor or its affiliates. Listed below is a summary of each Sub-Advisor's proxy voting procedures:

TCW INVESTMENT MANAGEMENT COMPANY, INC. TCW has adopted proxy voting guidelines on issues involving board of directors, proxy contests, auditors, miscellaneous governance provisions, capital structure, mergers and corporate restructuring, mutual fund proxies and social and environmental issues. When voting proxies, TCW's foremost concern is that all decisions be made solely in the interests of the Fund and with the goal of maximizing the value of the Fund's investments. The voting guidelines identify certain voting matters that will be decided on a case-by-case basis. Proposals that are to be decided on a case-by-case basis are typically referred to the portfolio managers, who will exercise their best judgment to vote proxies in a manner that will enhance the economic value of a client's assets, keeping in mind the best interest of the beneficial owners. The portfolio managers may, in their discretion, take into account the recommendations of TCW management, the Proxy Committee and/or outside services.

      Consistent with the approaches described above, the following are examples of TCW's voting position on specific matters.

      o Votes on director nominees are made on a case-by-case basis, examining factors such as composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO and whether a retired CEO sits on the board.

      o TCW will vote against proposals that provide that directors may be removed only for cause.

      o     TCW will vote against proposals to eliminate cumulative voting.

      o TCW will vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

      o TCW will review proposals to increase the number of authorized shares of common stock on a case-by-case basis.

      o Votes with respect to executive and director compensation plans are determined on a case-by-case basis.

      o Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account anticipated financial and operating benefits, offer price, prospects of the combined companies, how the deal was negotiated, changes in corporate governance and impact on shareholder rights.

      If a potential conflict of interest arises, the primary means by which TCW will avoid a conflict is by casting such votes solely in the interests of the Fund and in the interests of maximizing the value of its portfolio holdings. If a conflict of interest arises and the proxy vote is predetermined, TCW will vote accordingly. If a conflict of interest arises and there is no predetermined vote, TCW will refer the vote to an outside service for its consideration in the event the Fund's relationship is determined to be material to TCW. If TCW identifies a conflict of interest between a portfolio manager and an issuer soliciting proxy votes from TCW clients, the Proxy Committee will cast the vote.

WESTFIELD CAPITAL MANAGEMENT COMPANY LLC. Westfield's policy is to vote all proxies in the best interest of the Fund in accordance with its fiduciary obligations and applicable law. Westfield has a Proxy Committee composed of individuals from the investment committee, operations staff and compliance department. The Proxy Committee is responsible for setting general policy as to proxies. Westfield maintains written voting guidelines setting forth the voting positions determined by its Proxy Committee on those issues believed most likely to arise day to day. These issues include board-approved proposals (election of directors, executive compensation, capitalization, acquisitions, mergers, reorganizations and anti-takeover measures) and shareholder proposals. Westfield will vote proxies in accordance with these guidelines, subject to two exceptions: 1) if the portfolio manager believes that following the guidelines would not be in the Fund's best interests and 2) for clients with plan assets subject to ERISA, Westfield may accept instructions to vote proxies in accordance with AFL-CIO proxy voting guidelines except when voting in accordance with AFL-CIO guidelines would be inconsistent with ERISA. The following are examples of Westfield's voting position on specific matters.

      o Westfield will withhold votes for the entire board of directors if the board does not have a majority of independent directors or the board does not have a nominating, audit and compensation committee composed solely of independent directors.

      o Westfield will vote on a case-by-case basis board approved proposals relating to executive compensation. Westfield may vote against executive compensation proposals where compensation is excessive by reasonable corporate standards or where a company fails to provide transparent disclosure of executive compensation.

      o Westfield will vote against board proposals to adopt anti-takeover measures such as a shareholder rights plan, supermajority voting provisions, adoption of fair price provisions, issuance of blank check preferred stock and the creation of a separate class of stock with disparate voting rights, except Westfield will vote on a case-by-case basis poison pill proposals and proposals to adopt fair price provisions.

      If a conflict of interest should arise when voting proxies of an issuer that has a significant business relationship with Westfield, Westfield will vote proxies based solely on the investment merits of the proposal.

FORT WASHINGTON INVESTMENT ADVISORS, INC. Fort Washington's policy is to vote proxies in the best interests of a Fund at all times. Fort Washington has adopted procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of a Fund in accordance with its fiduciary duties and SEC rules governing investment advisers. Reflecting a basic investment philosophy that good management is shareholder focused, proxy votes will generally be cast in support of management on routine corporate matters and in support of any management proposal that is plainly in the interest of all shareholders. Specifically, proxy votes generally will be cast in favor of proposals that:

      o maintain or strengthen the shared interests of stockholders and management;
      o     increase shareholder value; and
      o     maintain or increase shareholder rights generally.

      Proxy votes will generally be cast against proposals having the opposite effect of the above. Where Fort Washington perceives that a management proposal, if approved, would tend to limit or reduce the market value of the company's securities, it will generally vote against it. Fort Washington generally supports shareholder rights and recapitalization measures undertaken unilaterally by boards of directors properly exercising their responsibilities and authority, unless such measures could have the effect of reducing shareholder rights or potential shareholder value. In cases where shareholder proposals challenge such actions, Fort Washington's voting position will generally favor not interfering with the directors' proper function in the interest of all shareholders.

      Fort Washington may delegate its responsibilities under its proxy voting procedures to a third party, provided that Fort Washington retains final authority and fiduciary responsibility for proxy voting. Fort Washington has retained The Investor Responsibility Research Center ("IRRC") to assist it in the proxy voting process and will use IRRC's proxy voting guidelines as a resource in its proxy voting.

      Fort Washington will review each proxy to assess the extent, if any, to which there may be a material conflict between it and the interests of a Fund. If Fort Washington determines that a potential conflict may exist, it will be reported to the Proxy Voting Committee. The Proxy Voting Committee is authorized to resolve any conflict in a manner that is in the collective best interests of a Fund (excluding any Funds that may have a potential conflict). The Proxy Voting Committee may resolve a potential conflict in any of the following manners:

      o If the proposal is specifically addressed in the proxy voting procedures, Fort Washington may vote the proxy in accordance with these policies, provided that such pre-determined policy involves little discretion on Fort Washington's part;

      o Fort Washington may engage an independent third party to determine how the proxy should be voted;

      o Fort Washington may establish an ethical wall or other informational barriers between the person involved in the potential conflict and the persons making the voting decision in order to insulate the potential conflict from the decision maker.

TODD INVESTMENT ADVISORS, INC. Todd will vote proxies solely in the best long-term interests of the Fund. Todd has adopted guidelines on key issues such as election of directors, stock incentive plans, expensing of options, severance agreements, takeover provisions, and social and environmental issues. Todd employs Institutional Shareholder Services ("ISS") to help it analyze particular issues. The following are examples of Todd's position on specific matters.

      o Todd will generally vote for proposals seeking to end the staggered election of directors and prefers that all directors be elected annually.

      o Todd will generally support proposals requiring a majority of independent directors on the board.

      o     Todd prefers to see the separation of Chairman and CEO positions.

      o     Todd prefers that all incumbent directors own company stock.

      o Todd prefers that all stock incentive plans be limited to restricted stock or other truly long-term incentive plans, but recognizes that short-term incentive plans do have a place in providing key executives with a balanced compensation program.

      o     Todd supports proposals requiring the expensing of options.

      If a conflict of interest should arise, Todd will inform its Executive Committee of the conflict and notify the shareholder why Todd's vote may differ from the shareholder's request. Todd will consider a shareholder's request but will vote only for what it believes will best advance the long-term interests of shareholders.

OPCAP ADVISORS, LLC. OpCap (the "Company") has adopted written Proxy Policy Guidelines and Procedures (the "Proxy Guidelines") that are reasonably designed to ensure that the Company is voting in the best interest of the Fund. The
Proxy Guidelines reflect the Company's general voting positions on specific corporate governance issues and corporate actions. Some issues may require a case-by-case analysis prior to voting and may result in a vote being cast that will deviate from the Proxy Guidelines. Upon receipt of the Fund's written request, the Company may also vote proxies for that Fund's account in a particular manner that may differ from the Proxy Guidelines. Deviation from the Proxy Guidelines will be documented and maintained in accordance with Rule 204-2 under the Investment Advisers Act of 1940.

      In accordance with the Proxy Guidelines, the Company may review additional criteria associated with voting proxies and evaluate the expected benefit to the Fund when making an overall determination on how or whether to vote the proxy. The Company may vote proxies individually for an account or aggregate and record votes across a group of accounts, strategies or products. In addition, the Company may refrain from voting a proxy on behalf of the Fund's accounts due to de-minimis holdings, impact on the portfolio, items relating to foreign issuers, timing issues related to the opening/closing of accounts and contractual arrangements with clients and/or their authorized delegate. For example, the Company may refrain from voting a proxy of a foreign issuer due to logistical considerations that may have a detrimental effect on the Company's ability to vote the proxy. These issues may include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person,
(iv) restrictions on a foreigner's ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

      To assist in the proxy voting process, the Company may retain an independent third party service provider to assist in providing research, analysis and voting recommendations on corporate governance issues and corporate actions as well as assist in the administrative process. The services provided offer a variety of proxy-related services to assist in the Company's handling of proxy voting responsibilities.

THIRD AVENUE MANAGEMENT LLC ("TAM"). TAM has adopted proxy voting policies and procedures for the voting of proxies on behalf of accounts for which TAM has voting discretion, including the Third Avenue Value Fund. Under TAM's proxy voting policy, the Fund's portfolio securities must be voted in the best interests of the Fund.

Normally, TAM exercises proxy voting discretion on particular types of proposals in accordance with guidelines set forth in its proxy voting policy. The proxy guidelines address, for example, the election of directors, classified boards, cumulative voting and blank check preferred stock. The guidelines are subject to exceptions on a case-by-case basis. On issues not specifically addressed by the guidelines, TAM will analyze how the proposal may affect the value of the Fund and vote in accordance with what it believes to be the best interests of the Fund's shareholders.

TAM will normally abstain from voting when it believes the cost of voting will exceed the expected benefit to the Fund. The most common circumstances where that may be the case involve foreign proxies and securities out on loan. In addition, TAM may be restricted from voting proxies of a given issuer during certain periods if it has made certain regulatory filings with respect to that issuer.

An employee of TAM who may have direct or indirect influence on a proxy voting decision who becomes aware of a potential or actual conflict of interest in voting a proxy or the appearance of a conflict of interest is required to bring the issue to TAM's General Counsel. TAM's General Counsel will analyze each potential or actual conflict of interest presented to determine materiality and will document each situation and its resolution. When presented with an actual or potential conflict in voting a proxy, TAM's General Counsel is required to address the matter using an appropriate method to assure that the proxy vote is free from any improper influence, by (1) determining that there is no conflict or that it is immaterial, (2) ensuring that TAM votes in accordance with a predetermined policy, (3) following the published voting policy of ISS, (4) engaging an independent third party professional to vote the proxy or advise TAM how to vote or (5) presenting the conflict to the Board of Trustees and obtaining discretion on how to vote.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC. Deutsche has adopted Proxy Voting Guidelines that set forth its standard voting positions on various common proxy voting matters, including but not limited to, proposals on board of director elections, management compensation, mergers and acquisitions, changes to capital structure, social responsibility issues and anti-takeover provisions. Any client proxy vote that (i) is not addressed by specific instructions from the Fund,(ii) is not covered by the Proxy Voting Guidelines, or (iii) is one in which Deutsche believes that voting in accordance with the Proxy Voting Guidelines may not be in the best economic interests of the Fund, will be evaluated and voted by Deutsche's proxy voting committee in accordance with the Proxy Voting Policies.

      Deutsche's Proxy Voting Policies also contain policies that are designed to ensure that material conflicts of interest are avoided and/or resolved in a manner consistent with Deutsche's fiduciary role and the best economic interests of Deutsche's clients.

Generally, under normal circumstances, Deutsche will vote proxies in accordance with the pre-determined Proxy Voting Guidelines. In the limited circumstances where Deutsche's proxy voting committee evaluates and votes a particular proxy, the proxy voting committee shall vote those proxies in accordance with what it, in good faith, determines to be the best economic interests of clients. If Deutsche determines, however, that a material conflict of interest exists with respect to a particular proxy that is being considered by its proxy voting committee, Deutsche will either follow (i) the instructions obtained from affected clients, or (ii) the recommendations of an independent third-party proxy voting specialist.

BAMCO INC. It is the policy of BAMCO in voting proxies to consider and vote each proposal with the objective of maximizing long-term investment returns for the Fund. To ensure consistency in voting proxies on behalf of the Fund, BAMCO utilizes proxy voting guidelines. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues.

      BAMCO will vote the Fund's proxies in the best interests of the Fund and not its own. In voting proxies, BAMCO will avoid material conflicts of interests between the interests of BAMCO and its affiliates on the one hand and the interests of the Fund on the other. BAMCO recognizes that it may have a material conflict of interest in voting a client proxy where (i) it manages assets, administers employee benefit plans, or provides brokerage, underwriting or insurance to companies whose management is soliciting proxies; (ii) it manages money for an employee group that is the proponent of a proxy proposal;
(iii) it has a personal relationship with participants in a proxy solicitation or a director or candidate for director; or (iv) it otherwise has a personal interest in the outcome in a particular matter before shareholders. Notwithstanding the above categories, BAMCO understands that the determination of whether a "material conflict" exists depends on all of the facts and circumstances of the particular situation. BAMCO acknowledges the existence of a relationship of the type discussed above is sufficient for a material conflict to exist, even in the absence of any active efforts to solicit the investment adviser with respect to a proxy vote.

EAGLE ASSET MANAGEMENT INC. It is the policy of Eagle to generally vote proxies in furtherance of the long-term economic value of the underlying securities. Eagle considers each proxy proposal on its own merits, and makes an independent determination of the advisability of supporting or opposing management's position. Eagle believes that the recommendations of management should be given substantial weight, but will not support management proposals which Eagle believes are detrimental to the underlying value of the Fund's positions.

      Eagle usually opposes proposals that dilute the economic interest of shareholders, and also opposes those that reduce shareholders' voting rights or otherwise limit their authority. With respect to takeover offers, Eagle calculates a "going concern" value for every holding. If the offer approaches or exceeds Eagle's value estimate, Eagle will generally vote for the merger, acquisition or leveraged buy-out.

      The following guidelines deal with a number of specific issues, particularly in the area of corporate governance. While they are not exhaustive, they do provide a good indication of Eagle's general approach to a wide range of issues.

I.    Directors and Auditors

      Eagle generally supports the management slate of directors, although Eagle may withhold its votes if the board has adopted excessive anti-takeover measures. Eagle favors inclusion of the selection of auditors on the proxy as a matter for shareholder ratification. As a general rule, in the absence of any apparent conflict of interest, Eagle will support management's selection of auditors.

II.   Corporate Governance

      In the area of corporate governance, Eagle will generally support proxy measures that it believes tends to increase shareholder rights.

      Eagle generally votes against anti-takeover proposals that it believes would diminish shareholder rights.

      Eagle generally votes on other corporate governance issues as follows:

      A. Other Business. Absent any compelling grounds, Eagle usually authorizes management to vote in its discretion.
      B. Differential Voting Rights. Eagle usually votes against the issuance of new classes of stock with differential voting rights, because such rights can dilute the rights of existing shares.

      C. Directors-Share Ownership. While Eagle views some share ownership by directors as having a positive effect, it will usually vote against proposals requiring directors to own a specific number of shares.
      D. Independent Directors. While Eagle opposes proposals that would require that a board consist of a majority of independent directors, it may support proposals which call for some independent positions on the board.
      E. Preemptive Rights. Eagle generally votes against preemptive rights proposals, as they may tend to limit share ownership, and they limit management's flexibility to raise capital.
      F. Employee Stock Ownership Plans (ESOPs). Eagle evaluates ESOPs on a case-by-case basis. Eagle usually votes for unleveraged ESOPs if they provide for gradual accumulation of moderate levels of stock. For leveraged ESOPs, Eagle examines the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for ESOP and number of shares held by insiders. Eagle may also examine where the ESOP shares are purchased and the dilutive effect of the purchase. Eagle votes against leveraged ESOPs if all outstanding loans are due immediately upon a change in control or if the ESOP appears to be primarily designed as an anti-takeover device.

III.  Compensation and Stock Option Plans

            Eagle reviews compensation plan proposals on a case-by-case basis. Eagle believes that strong compensation programs are needed to attract, hold and motivate good executives and outside directors, and so Eagle generally tends to vote with management on these issues. However, if the proposals appear excessive, or bear no rational relation to company performance, Eagle may vote in opposition.

            With respect to compensation plans that utilize stock options or stock incentives, Eagle generally votes with management. However, if the awards of options appear excessive, or if the plans reserve an unusually large percentage of the company's stock for the award of options, Eagle may oppose them because of concerns regarding the dilution of shareholder value. Compensation plans that come within the purview of this guideline include long-range compensation plans, deferred compensation plans, long-term incentive plans, performance stock plans, and restricted stock plans and share option arrangements.

IV.   Social Issues

            Eagle has a fiduciary duty to vote on all proxy issues in furtherance of the long-term economic value of the underlying shares. Consistent with that duty, Eagle has found that management generally analyzes such issues on the same basis, and so Eagle generally supports management's recommendations on social issue proposals.

V.    Conflicts of Interest

            Eagle addresses the potential conflict of interest issue primary by voting proxies in accordance with the predetermined set of Guidelines described above. With very few exceptions, Eagle's proxy votes are cast as prescribed by Eagle's guidelines. On the rare occasion where a portfolio manager may recommend a vote contrary to Eagle's Guidelines, Eagle's Compliance Department will review the proxy issue and the recommended vote to ensure that the vote is cast in compliance with Eagle's overriding obligation to vote proxies in the best interests of clients and to avoid conflicts of interest. By limiting the discretionary factor in the proxy voting process, Eagle is confident that potential conflicts of interest will not affect the manner in which proxy voting rights are exercised.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

      Overall responsibility for management and supervision of the Trust rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Trust.

      The names, ages, addresses, present position(s) with the Trust, principal occupation(s) for the past 5 years and other directorships held outside the fund complex for each Trustee and principal officer of the Trust are set forth in the following table:

TRUSTEES OF THE TRUST

---------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES(1):
---------------------------------------------------------------------------------------------------------
       NAME          POSITION   TERM OF     PRINCIPAL OCCUPATION(S) DURING    NUMBER         OTHER
      ADDRESS        HELD WITH  OFFICE(2)             PAST 5 YEARS            OF FUNDS       DIRECTORSHIPS
       AGE           TRUST      AND                                           OVERSEEN        HELD(4)
                                LENGTH                                        IN THE
                                OF TIME SERVED                                TOUCHSTONE FUNDS (3)
-----------------------------------------------------------------------------------------------------------
Jill T. McGruder     Trustee    Until      Senior Vice President of The           29         Director of
Touchstone                      retirement Western and Southern Life                         LaRosa's (a
Advisors, Inc.                  at age     Insurance Company, President and                  restaurant
221 East Fourth                 75 or      a director of IFS Financial                       chain).
Street                          until      Services, Inc. (a holding
Cincinnati, OH                  she        company). She is a director of
Age: 48                         resigns    Capital Analysts Incorporated
                                or is      (an investment advisor and
                                removed    broker-dealer), Integrated
                                           Fund Services, Inc. (the Trust's
                                Trustee    administrator and transfer
                                since      agent), IFS Fund Distributors,
                                1999       Inc. (a broker-dealer),
                                           Touchstone Advisors, Inc. (the
                                           Trust's investment advisor) and
                                           Touchstone Securities, Inc. (the
                                           Trust's distributor). She is
                                           also President and a director of
                                           IFS Agency Services, Inc. (an
                                           insurance agency) and W&S
                                           Financial Group Distributors,
                                           Inc. She is Vice President and a
                                           director of Fort Washington
                                           Brokerage Services, Inc. (a
                                           broker-dealer). She was
                                           President of Touchstone Tax-Free
                                           Trust, Touchstone Investment
                                           Trust, Touchstone Variable
                                           Series Trust and Touchstone
                                           Strategic Trust until 2002. She
                                           was President of Touchstone
                                           Advisors, Inc. and Touchstone
                                           Securities, Inc. until 2004.
---------------------------------------------------------------------------------------------------------
John F. Barrett      Trustee    Until      Chairman of the Board, President       29     Director of
The Western and                 retirement and Chief Executive Officer of                The Andersons
Southern Life                   at age     The Western and Southern Life                 Inc. (an
Insurance Company               75 or      Insurance Company and Western-                agribusiness
400 Broadway                    until he   Southern Life Assurance Company;              and retailing
Cincinnati, OH                  resigns    Director and Chairman of                      company),
Age: 54                         or is      Columbus Life Insurance Company;              Convergys
                                removed    Fort Washington Investment                    Corporation (a
                                           Advisors, Inc., Integrity Life                provider of
                                Trustee    Insurance Company and National                integrated
                                since      Integrity Life Insurance                      billing
                                2000       Company; Director of Eagle                    solutions,
                                           Realty Group, Inc., Eagle Realty              customer care
                                           Investments, Inc.; Integrated                 services and
                                           Fund Services, Inc. and IFS                   employee care
                                           Holdings, Inc.; Director,                     services) and
                                           Chairman and CEO of WestAd,                   Fifth Third
                                           Inc.; President and Trustee of                Bancorp.
                                           Western & Southern Foundation.
---------------------------------------------------------------------------------------------------------
John R. Lindholm     Trustee    Until      President, CEO and Director of         11     None
Integrity Life                  retirement Integrity Life Insurance Company
Insurance Company               at age     and National Integrity Life
515 West Market                 75 or      Insurance Company.  He was the
Street, 8th Floor               until he   President of the Retail Business
Louisville, KY                  resigns    Division of Arm Financial Group
Age: 55                         or is      from 1996 until 2000.
                                removed

                                Trustee
                                since 2003
---------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
---------------------------------------------------------------------------------------------------------
J. Leland Brewster II  Trustee  Until      Retired Senior Partner of Frost        29     Director of
5155 Ivyfarm Road               retirement Brown Todd LLC (a law firm).                  Consolidated
Cincinnati, OH                  in 2005                                                  Health
Age: 75                         or until                                                 Services, Inc.
                                he resigns
                                or is removed

                                Trustee
                                since 2000
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
William O. Coleman   Trustee    Until      Retired Vice President of The          29     Director of
c/o Touchstone                  retirement Procter & Gamble Company.  A                  LCA-Vision (a
Advisors, Inc.                  at age     Trustee of The Procter & Gamble               laser vision
221 East Fourth                 75 or      Profit Sharing Plan and The                   correction
Street                          until he   Procter & Gamble Employee Stock               company) and
Cincinnati, OH                  resigns    Ownership Plan until 2000.                    Millennium
Age: 74                         or is                                                    Bancorp.
                                removed

                                Trustee
                                since
                                1999
---------------------------------------------------------------------------------------------------------
Phillip R. Cox       Trustee    Until      President and Chief Executive          29     Director of
105 East Fourth                 retirement Officer of Cox Financial Corp.                the Federal
Street                          at age     (a financial services company).               Reserve Bank
Cincinnati, OH                  75 or                                                    of Cleveland;
Age: 56                         until he                                                 Broadwing,
                                resigns                                                  Inc. (a
                                or is                                                    communications
                                removed                                                  company); and
                                                                                         Cinergy Corporation
                                since                                                    (a utility
                                1999                                                     company).
---------------------------------------------------------------------------------------------------------
H. Jerome            Trustee    Until      Principal of HJL Enterprises (a        29     None
Lerner                          retirement privately held investment
2828 Highland                   at age     company); Chairman of Crane
Avenue                          75 or      Connectors (a manufacturer of
Cincinnati, OH                  until he   electronic connectors).
Age: 65                         resigns
                                or is
                                removed

                                Trustee
                                since
                                1989
---------------------------------------------------------------------------------------------------------
Robert E.            Trustee    Until      Retired Partner of KPMG LLP (a         29     Trustee of
Stautberg                       retirement certified public accounting                   Good Samaritan
4815 Drake Road                 at age     firm).  He is Vice President of               Hospital,
Cincinnati, OH                  75 or      St. Xavier High School.                       Bethesda
Age: 69                         until he                                                 Hospital and
                                resigns                                                  Tri-Health,
                                or is                                                    Inc.
                                removed

                                Trustee
                                since
                                1999
---------------------------------------------------------------------------------------------------------
John P. Zanotti      Trustee    Until      CEO and Chairman of Avaton, Inc.       29     None
5400 Waring Drive               retirement (a wireless entertainment
Cincinnati, OH                  at age     company).  CEO and Chairman of
Age: 55                         75 or      Astrum Digital Information (an
                                until he   information monitoring company)
                                resigns    from 2000 until 2001; President
                                or is      of Great American Life Insurance
                                removed    Company from 1999 until 2000; A
                                           Director of Chiquita Brands
                                Trustee    International, Inc. until 2000;
                                since      Senior Executive of American
                                2002       Financial Group, Inc. (a
                                           financial services company) from
                                           1996 until 1999.
---------------------------------------------------------------------------------------------------------
1    Ms. McGruder, as a director of Touchstone Advisors, Inc., the Trust's investment advisor, and
     Touchstone Securities, Inc., the Trust's distributor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman
     of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company,
     parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., and Chairman of
     Fort Washington Investment Advisors, Inc., a Trust sub-advisor, is an "interested person" of the
     Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Lindholm, as President and a
     director of National Integrity Life Insurance Company and Integrity Life Insurance Company,
     subsidiaries of The Western and Southern Life Insurance Company, is an "interested person" of the
     Trust within the meaning of Section 2(a)(19) of the 1940 Act.

2    Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he or she sooner resigns or is removed.

3    The Touchstone Funds consist of eleven series of the Trust, six series of the Touchstone Strategic
     Trust, six series of Touchstone Tax-Free Trust and six series of Touchstone Investment Trust.

4    Each Trustee, except Mr. Lindholm, is also a Trustee of Touchstone Tax-Free Trust, Touchstone
     Investment Trust and Touchstone Strategic Trust.


---------------------------------------------------------------------------------------------------------
PRINCIPAL
OFFICERS:
---------------------------------------------------------------------------------------------------------
      NAME         POSITION   TERM OF     PRINCIPAL OCCUPATION(S) DURING     NUMBER OF         OTHER
     ADDRESS       HELD       OFFICE                PAST 5 YEARS             FUNDS         DIRECTORSHIPS
       AGE         WITH       AND                                            OVERSEEN IN       HELD
                   TRUST(1)   LENGTH OF                                      THE
                              TIME                                           TOUCHSTONE
                              SERVED                                         FUNDS(2)
---------------------------------------------------------------------------------------------------------
Michael S.         President  Until             President of Touchstone         29              None
Spangler                      resignation,      Advisors, Inc. and Vice President
Touchstone                    removal           of Touchstone Securities, Inc.;
Advisors, Inc.                or                Vice President of Evergreen
221 E. Fourth                 disqualification  Investment Services until
Street                                          July 2002.
Cincinnati, OH                President
Age: 37                       since 2004

---------------------------------------------------------------------------------------------------------
Brian E. Hirsch    Vice       Until             Vice President-Compliance of    29              None
Touchstone         President  resignation,      IFS Financial Services, Inc.,
Advisors, Inc.     and        removal           Director of Compliance of Fort
221 E. Fourth      Compliance or                Washington Brokerage Services,
Street             Officer    disqualification  Inc.; Chief Compliance Officer
Cincinnati, OH                                  of Puglisi & Co. from May 2001
Age: 47                                         until August 2002; Vice
                              Vice              President - Compliance of
                              President         Palisade Capital Management
                              since 2003        from June 1997 until January
                                                2000.
---------------------------------------------------------------------------------------------------------
James R. Grifo     Vice       Until             President of Touchstone         29              None
Touchstone         President  resignation,      Securities, Inc.
Securities, Inc.              removal or        Managing Director, Deutsche Asset
221 E. Fourth                 disqualification  Management until 2003.
Street
Cincinnati, OH
Age: 52

                              Vice
                              President
                              since 2004
---------------------------------------------------------------------------------------------------------
Terrie A.          Controller Until             Senior Vice President, Chief    29              None
Wiedenheft         and        resignation,      Financial Officer and Treasurer
Touchstone         Treasurer  removal,          of Integrated Fund Services,
Advisors, Inc.                or                Inc., IFS Fund Distributors,
221 E. Fourth                 disqualification  Inc. and Fort Washington
Street                                          Brokerage Services, Inc. She is
Cincinnati, OH                                  Chief Financial Officer of IFS
Age: 41                       Controller        Financial Services, Inc.,
                              since 2000        Touchstone Advisors, Inc. and
                                                Touchstone Securities, Inc. and
                              Treasurer         Assistant Treasurer of Fort
                              since 2003        Washington Investment Advisors,
                                                Inc.

---------------------------------------------------------------------------------------------------------
Tina H. Bloom      Secretary  Until             Vice President - Managing       29              None
Integrated Fund               resignation,      Attorney of Integrated Fund
Services, Inc.                removal           Services, Inc. and IFS Fund
221 E. Fourth                 or                Distributors, Inc.
Street                        disqualification
Cincinnati, OH
Age: 35                       Secretary
                              since 1999
---------------------------------------------------------------------------------------------------------

1 Each officer also holds the same office with Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Strategic Trust.
2 The Touchstone Funds consist of eleven series of the Trust, six series of the Touchstone Strategic Trust, six series of Touchstone Tax-Free Trust and six series of Touchstone Investment Trust.

Messrs. Brewster, Lerner and Stautberg are members of the Audit Committee. The Audit Committee is responsible for overseeing the Trust's accounting and financial reporting policies, practices and internal controls. There were four Audit Committee meetings held during the fiscal year ended December 31, 2003.

Messrs. Coleman, Cox and Zanotti are members of the Valuation Committee. The Valuation Committee is responsible for overseeing procedures for valuing securities held by the Trust and responding to any pricing issues that may arise. There were four Valuation Committee meetings held during the fiscal year ended December 31, 2003.

Messrs. Brewster, Coleman, Cox and Stautberg are members of the Nominating Committee. The Nominating Committee is responsible for selecting candidates to serve on the Board and its operating committees. There were no Nominating Committee meetings held during the fiscal year ended December 31, 2003. The Nominating Committee does not consider nominees recommended by shareholders.

TRUSTEES' OWNERSHIP IN FUNDS

The following table reflects the Trustees' beneficial ownership as of December 31, 2003:

                                                                Aggregate Dollar
                                             Dollar Range of   Range of Shares in
                                          Equity Securities in   the Touchstone
                                               the Trust         Funds Complex(2)
                                          --------------------   --------------
John F. Barrett                                   None          $10,001 - $50,000
J. Leland Brewster II                             None          $50,001 - $100,000
William O. Coleman                                None          $10,001 - $50,000
Phillip R. Cox                                    None                 None
H. Jerome Lerner                                  None            Over $100,000
John R. Lindholm                           $50,001 - $100,000     Over $100,000
Jill T. McGruder                                  None          $50,001 - $100,000
Robert E. Stautberg                               None          $50,001 - $100,000
John P. Zanotti                                   None          $10,001 - $50,000

The following table reflects the fees paid to the Independent Trustees for the year ended December 31, 2003;

INDEPENDENT TRUSTEES' COMPENSATION TABLE


                           Compensation      Total Compensation
                             from            from the Trust
                              the            and the Fund
                             Trust(1)        Complex(2)
                          ------------       ------------
J. Leland Brewster II        $ 7,450           $28,600
William O. Coleman           $ 7,450           $28,600
Phillip R. Cox               $ 7,950           $30,600
H. Jerome Lerner             $ 7,950           $30,600
Robert E. Stautberg          $ 7,950           $30,600
John P. Zanotti              $ 6,950           $26,600

(1) Effective January 1, 2001, each Trustee who is not an interested person of the Trust (an "Independent Trustee") is eligible to participate in the Touchstone Trustee Deferred Compensation Plan that allows the Independent Trustees to defer payment of a specific amount of their Trustee compensation, subject to a minimum quarterly reduction of $1,000. The total amount of deferred compensation accrued by the Independent Trustees from the Touchstone Funds during the fiscal year ended December 31, 2003 is as follows: J. Leland Brewster II - $20,099, Robert E. Stautberg - $20,000 and John P. Zanotti - $18,683.

(2) The Touchstone Funds consist of eleven series of the Trust, six series of Touchstone Tax-Free Trust, six series of Touchstone Strategic Trust and six series of Touchstone Investment Trust. Each Trustee, except Mr. Lindholm, is also a Trustee of Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Investment Trust.

For the fiscal year ended December 31, 2003 each Independent Trustee received a quarterly retainer of $3,000 and a fee of $3,000 for each Board meeting attended in person and $250 for attendance by telephone. Each Committee member received a fee of $1,000 for each committee meeting attended in person and $300 for attendance by telephone. The lead Trustee and Committee Chairmen received an additional $500 quarterly retainer. All fees were split equally among the Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust. Effective January 1, 2004, the quarterly retainer paid to each Independent Trustee was increased to $4,000.

      As of April 12, 2004, the Trustees and officers of the Trust as a group owned of record or beneficially less than 1% of the outstanding shares of the Trust and each Fund (or class thereof).

CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS

      As of April 12, 2004, (i) Separate Account 1 of Western-Southern Life Assurance Company, 400 Broadway, Cincinnati, Ohio 45202, an Ohio corporation ("WSLAC"), was the record owner of 59.05% of the outstanding shares of the Growth & Income Fund, 25.90% of the Core Bond Fund, 53.86% of the Emerging Growth Fund, 65.90% of the Balanced Fund, 22.04% of the Value Plus Fund, 6.62% of the Eagle Capital Appreciation Fund, 27.59% of the High Yield Fund, 5.40% of the Enhanced Dividend 30 Fund, 2.12% of the Baron Small Cap Fund, 3.86% of the Third Avenue Value Fund and 15.16% of the outstanding shares of the Money Market Fund-Class I; (ii) Western and Southern Life Insurance Company ("WSLIC"), 400 Broadway, MS 80, Cincinnati, Ohio 45202, an Ohio corporation, was the record owner of 26.46% of the outstanding shares of the Enhanced Dividend 30 Fund , 11.37% of the Third Avenue Value Fund, 6.85% of the High Yield Fund, 20.15% of the Eagle Capital Appreciation Fund, 26.43% of the Growth & Income Fund, 44.87% of the Core Bond Fund and 4.39% of the outstanding shares of the Value Plus Fund; (iii) Separate Account A of WSFG, 400 Broadway, Cincinnati, Ohio 45202, an Ohio corporation ("WSFG"), was the record owner of 19.94% of the outstanding shares of the Emerging Growth Fund, 6.81% of the Balanced Fund, and 4.34% of the outstanding shares of the Money Market Fund-Class I; (iv) Integrity Life Insurance Company, 515 W. Market Street, Louisville, Kentucky, an Ohio corporation, was the record owner of 38.93% of the outstanding shares of the Money Market Fund-Class I, 16.65% of the Core Bond Fund, 20.93% of the Emerging Growth Fund, 21.29% of the Balanced Fund, 59.46% of the Third Avenue Value Fund, 44.00% of the Value Plus Fund, 66.29% of the Enhanced Dividend 30 Fund, 62.62% of the Baron Small Cap Fund, 44.78% of the Eagle Capital Appreciation Fund, 67.29% of the Money Market Fund-Class SC, 41.68% of the High Yield Fund, 8.45% of the outstanding shares of the Growth & Income Fund; (v) Separate Account I of the Columbus Life Insurance Company, 400 Broadway, Cincinnati, Ohio 45202, an Ohio Corporation, was the record owner of 12.32% of the outstanding shares of the Value Plus Fund, 1.69% of the Emerging Growth Fund, 5.19% of the High Yield Fund, 7.02% of the Eagle Capital Appreciation Fund, 1.15% of the Baron Small Cap Fund, and 4.82% of the outstanding shares of the Core Bond Fund; and (vi) National Integrity Life Insurance Company, 515 W. Market Street, Louisville, Kentucky, a New York corporation, was the record owner of 7.58% of the outstanding shares of the Core Bond Fund, 17.10% of the Value Plus Fund, 34.11% of the Baron Small Cap Fund, 24.40% of the Third Avenue Value Fund, 14.15% of the Eagle Capital Appreciation Fund, 32.70% of the Money Market Fund-Class SC, 40.81% of the Money Market Fund-Class I, 18.50% of the High Yield Fund, 1.44% of the Enhanced Dividend 30 Fund, 5.63% of the Growth & Income Fund, 3.09% of the Emerging Growth Fund and 5.53% of the outstanding shares of the Balanced Fund;
(vii) Western-Southern Financial Group, MS 80 - Investment Accounting, 400 Broadway, Cincinnati, OH, an Ohio Corporation, was the record owner of 7.28% of the outstanding shares of the Eagle Capital Appreciation Fund.

      WSLAC, Columbus Life Insurance Company and Integrity Life Insurance Company are wholly owned subsidiaries of WSLIC. National Integrity Life Insurance Company is a subsidiary of Integrity Life Insurance Company. Because it is the owner of record of more than 25% of a Fund's outstanding shares as of April 12, 2004, Separate Account 1 of WSLAC may be deemed to control the Growth & Income Fund, the Core Bond Fund, the Emerging Growth Fund, the Balanced Fund and the High Yield Fund; WASLIC may be deemed to control the Enhanced Dividend 30 Fund. Separate Account A of WSLIC may be deemed to control the Growth & Income Fund and the Core Bond Fund, Integrity Life may be deemed to control the Value Plus Fund, the High Yield Fund, the Money Market Fund-Class I and SC shares, the Baron Small Cap Fund, the Third Avenue Value Fund, the Enhanced Dividend 30 Fund and the Eagle Capital Appreciation Fund; and National Integrity Life Insurance Company may be deemed to control the Money Market Fund-Class I and Service Class shares and the Baron Small Cap Fund.

                   INVESTMENT ADVISORY AND OTHER SERVICES

ADVISOR

      Touchstone Advisors, Inc. (the "Advisor"), located at 221 East Fourth Street, Cincinnati, Ohio 45202, serves as the investment advisor to the Trust and each Fund. The Advisor is a wholly-owned subsidiary of IFS Financial Services, Inc., which is a wholly-owned subsidiary of the Western & Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company.

      The Advisor provides service to each Fund pursuant to an Investment Advisory Agreement with the Trust (the "Advisory Agreement"). The services provided by the Advisor consist of directing and supervising each Fund Sub-Advisor, reviewing and evaluating the performance of each Fund Sub-Advisor and determining whether or not any Fund Sub-Advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. The Advisory Agreement will continue in effect if such continuance is specifically approved at least annually by the Trustees and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.

      In determining whether to approve the continuation of the investment advisory agreement for the Funds, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the advisory agreement is in the best interests of the Funds and their shareholders. Specifically, the Board was provided (1) industry data comparing advisory fees and expense ratios of comparable investment companies,
(2) comparative performance information and (3) the Advisor's revenues and costs of providing services to the Funds. The Board compared the advisory fees and total expense ratios for the Funds with the industry median advisory fees and expense ratios in their respective investment categories and found the advisory fees paid by the Funds were reasonable and appropriate under all facts and circumstances. The Board noted the Funds' performance results during the twelve months ended September 30, 2003 and noted that it reviews on a quarterly basis detailed infromation about the Funds' performance results, portfolio composition and investment strategies. The Board also considered the effect of each Fund's growth and size on its performance and expenses. The Board further noted that the Advisor has consistently waived advisory fees and reimbursed expenses for various Funds as necessary to reduce their operating expenses to targeted levels. The Board also took into consideration the financial condition and profitability of the Advisor and the direct and indirect benefits derived by the Advisor from its relationship with the Funds. The Board also considered the level and depth of knowledge of the Advisor. It discussed the Advisor's effectiveness in monitoring the performance of the Sub-Advisors and its timeliness in responding to performance issues. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, conversations and reports during the preceding year. The Board took into account the Advisor's willingness to consider and implement organization and operational changes designed to improve investment results. It noted the various reorganizations that occurred during the past fiscal year in order to improve operating efficiencies. It noted the Advisor's efforts to strengthen operations by hiring additional qualified and experienced members to the senior management team. The Board also considered the Advisor's role in coordinating the activities of the Funds' other service providers, including its efforts to consolidate service providers and reduce costs to the Funds. The Board also considered the strategic planning process implemented by the Advisor and the results gained from this process. No single factor was considered to be determinative in the Board's decision to approve the continuation of the Advisory Agreement. Rather, the Trustees concluded, in light of weighing and balancing all factors, that the continuation of the Advisory Agreement was in the best interests of shareholders of the Funds.

      The Funds' investment advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Advisor. The investment advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

      For the periods indicated, each Fund incurred the following investment advisory fees equal on an annual basis to the following percentages of its average daily net assets.


                                                         ADVISORY FEES
                          Advisory Fee    -----------------------------------------
                              Rate         For the        For the         For the
                           For Fiscal        Year          Year             Year
                              Year          Ended          Ended           Ended
Advisory Fees            Ended 12-31-03    12/31/03      12/31/02         12/31/01
-------------            --------------    --------      --------         --------
Emerging Growth Fund          0.80%        $236,729      $243,643         $293,271
Enhanced Dividend 30 Fund     0.65%        $ 65,586      $ 61,961         $ 75,435
Value Plus Fund               0.75%        $104,833       $44,362         $ 51,558
Growth & Income Fund          0.80%        $216,804      $241,453         $345,077
Balanced Fund                 0.80%        $195,314      $201,843         $244,148
High Yield Fund               0.50%        $224,576      $129,152         $105,765
Core Bond Fund                0.55%        $242,570      $207,233         $186,182
Money Market Fund             0.19%        $133,980      $ 55,274         $ 20,618

                                                           ADVISORY FEES
                                             ------------------------------------------------
                              Advisory Fee      For the     For the    For the      For the
                               Rate For        Six Months    Year        Year        Year
                             Fiscal Period       Ended       Ended      Ended        Ended
Advisory Fees               Ended 12-31-03      12/31/03    06/30/03    06/30/02    06/30/01
-------------               --------------      --------    --------    --------    --------
Baron Small Cap Fund             1.05%          $ 73,462    $107,252    $94,655      $58,345
Third Avenue Value Fund          0.80%          $248,046    $276,900    $281,854    $159,863
Eagle Capital Appreciation Fund  0.75%          $116,764    $126,615    $171,282    $291,766

      The Trust, on behalf of each Fund, has entered into a Sponsor Agreement with the Advisor under which the Advisor provides oversight of the various service providers to the Trust. Pursuant to the Sponsor Agreement, the Advisor is entitled to a fee from each Fund equal on an annual basis to 0.20% of the average daily net assets of that Fund. The Advisor has agreed to waive its fees under the Sponsor Agreement or reimburse certain other fees and expenses of each Fund such that after such waivers and reimbursements, the aggregate Operating Expenses of each Fund (as used herein, "Operating Expenses" include amortization of organizational expenses but is exclusive of interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) do not exceed that Fund's expense cap (the "Expense Cap"). Each Fund's Expense Cap is as follows: Baron Small Cap Fund - 1.65%; Emerging Growth Fund - 1.15%; Third Avenue Value Fund - 1.05%; Eagle Capital Appreciation Fund - 1.05%, Enhanced Dividend 30 Fund - 0.75%; Value Plus Fund - 1.15%; Growth & Income Fund - 0.85%; Balanced Fund - 0.90%; High Yield Fund - 0.80%; Core Bond Fund - 0.75%; Money Market Fund-Service Class - 0.54% and Money Market-Class I - 0.28%. With respect to the Emerging Growth Fund, the Growth & Income Fund, the High Yield Fund, the Balanced Fund and the Core Bond
Fund, an Expense Cap may be terminated with respect to a Fund upon 30 days prior written notice by the Sponsor after December 31, 2004. With respect to the Baron Small Cap Fund, the Third Avenue Value Fund, the Eagle Capital Appreciation Fund and the Value Plus Fund, an Expense Cap may be terminated with respect to a Fund upon 30 days prior written notice by the Sponsor after April 30, 2005. With respect to the Money Market Fund, an Expense Cap may be terminated upon 30 days prior written notice by the Sponsor after December 31, 2005. With respect to the Enhanced Dividend 30 Fund, an Expense Cap may be terminated upon 30 days prior written notice by the Sponsor after December 12, 2005.

Set forth below are the advisory and sponsor fees waived and/or expenses reimbursed by the Advisor.

                                   For the        For the         For the
                                    Year           Year             Year
                                    Ended          Ended           Ended
Fees Waived and/or Reimbursed     12/31/03       12/31/02         12/31/01
                                 ------------   ------------    -------------
Emerging Growth Fund              $ 30,672        $20,896         $ 73,320
Enhanced Dividend 30 Fund         $ 74,353        $54,505         $120,101
Value Plus Fund                   $ 44,894        $47,688         $ 74,850
Growth & Income Fund              $100,145        $67,161        $ 218,662
Balanced Fund                     $ 96,055        $57,454        $ 160,483
High Yield Fund                   $ 57,304        $20,763        $ 115,368
Core Bond Fund                    $ 72,968        $27,585        $ 116,032
Money Market Fund                 $168,103        $73,296         $ 71,192

                                   For the       For the         For the            For the
                                 Six Months       Year             Year              Year
                                    Ended         Ended           Ended              Ended
Fees Waived and/or Reimbursed     12/31/03      06/30/03         06/30/02          06/30/01
-----------------------------     --------      --------         --------          --------
Baron Small Cap Fund              $  7,414       $84,925         $69,514            $86,353
Third Avenue Value Fund           $ 26,363       $18,853         $     0            $14,262
Eagle Capital Appreciation        $ 19,141       $62,080         $ 5,908                N/A
Fund

FUND SUB-ADVISORS

The Advisor has retained one or more sub-advisors (the "Sub-Advisor") to serve as the discretionary portfolio manager of each Fund. The Sub-Advisor selects the portfolio securities for investment by a Fund, purchases and sells securities of a Fund and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Advisor. The Sub-Advisor receives a fee from the Advisor that is paid monthly at an annual rate of a Fund's average daily net assets as set forth below.

BARON SMALL CAP FUND
BAMCO Inc.                                        0.80%

EMERGING GROWTH FUND (% of assets allocated)
TCW Investment Management Company LLC             0.50%
Westfield Capital Management Company, Inc.        0.50%

THIRD AVENUE VALUE FUND
Third Avenue Management LLC                       0.50%

EAGLE CAPITAL APPRECIATION FUND
Eagle Asset Management, Inc.                      0.40%

ENHANCED DIVIDEND 30 FUND
Todd Investment Advisors, Inc.                    0.25%

VALUE PLUS FUND
Fort Washington Investment Advisors, Inc.         0.45%

GROWTH & INCOME FUND
Deutsche Investment Management Americas Inc.      0.50%

BALANCED FUND
OpCap Advisors                                    0.59%

HIGH YIELD FUND
Fort Washington Investment Advisors, Inc.         0.30%

CORE BOND FUND
Fort Washington Investment Advisors, Inc.         0.30%

MONEY MARKET FUND
Fort Washington Investment Advisors, Inc.         0.06%

The services provided by the Sub-Advisors are paid for wholly by the Advisor. The compensation of any officer, director or employee of the Sub-Advisor who is rendering services to a Fund is paid by the Sub-Advisor. The employment of each Sub-Advisor will remain in force for an initial two year period and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The employment of the Sub-Advisor may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund's outstanding voting securities, by the Advisor, or by the Sub-Advisor. Each Sub-Advisory Agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder. In determining whether to approve the continuation of the Funds' sub-advisory agreements the Board considered the Funds' performance during the twelve months ended September 30, 2003 and noted that it reviews on a quarterly basis detailed information about the Funds' performance results, portfolio composition and investment strategies. The Board further noted that it has met with various portfolio managers and management of the Sub-Advisors to discuss their investment process, outlook and strategies.
The Board considered the Sub-Advisors' level of knowledge and investment style. It noted the Advisor's expertise and resources in monitoring the performance, investment style and risk adjusted performance of the Sub-Advisors.
The Board was mindful of the Advisor's focus on Sub-Advisor performance and its ways of addressing underperformance. The Board also considered the Sub-Advisors' level of compliance. It noted that the Advisor's compliance monitoring processes includes quarterly reviews of compliance reports and annual compliance visits to the Sub-Advisors and that compliance issues are reported to the Board. In determining to approve the continuation of the Sub-Advisory Agreements, the Board did not identify any information that was a controlling factor, rather after considering all factors, the Board determined that the continuation of the Sub-Advisory Agreements was in the best interests of shareholders of the Funds.

      The SEC has granted an exemptive order that permits the Trust or the Advisor, under certain circumstances, to select or change non-affiliated Sub-Advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. Shareholders of a Fund will be notified of any changes in its Fund Sub-Advisor.

SUB-ADVISOR CONTROL. Listed below is a description of the persons or entities that control the sub-advisors.

      o     BAMCO, Inc. is a wholly owned subsidiary of Baron Capital Group
            Inc.

      o Westfield Capital Management Company LLC is a wholly-owned subsidiary of Boston Private Financial Holdings, Inc., a publicly traded company listed on the NASDAQ exchange.

      o TCW Investment Management Company is a subsidiary of The TCW Group, Inc. The TCW Group, Inc. is a subsidiary of Societe Generale Asset Management S.A., which is owned by Societe Generale S.A.

      o Third Avenue Management LLC is majority owned by Affiliated Managers Group, Inc. Affiliated Managers Group, Inc. is a publicly traded company listed on the NYSE.

      o Eagle Asset Management Inc. is a wholly owned money management subsidiary of Raymond James Financial, Inc. Raymond James Financial, Inc. is a publicly traded company listed on the NYSE.

      o Todd Investment Advisors, Inc. is a wholly-owned subsidiary of Fort Washington Investment Advisors, Inc. Fort Washington Investment Advisors, Inc. is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company. Ms. McGruder, Mr. Barrett and Mr. Lindholm may be deemed to be affiliates of Todd Investment Advisors, Inc.

      o Fort Washington Investment Advisors, Inc. is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company. Ms. McGruder, Mr. Barrett and Mr. Lindholm may be deemed to be affiliates of Fort Washington Investment Advisors, Inc.

      o Deutsche Investment Management Americas Inc. is a wholly-owned subsidiary of Deutsche Bank AG.

      o OpCap Advisors LLC is a wholly-owned subsidiary of Oppenheimer Capital LLC. Oppenheimer Capital LLC is wholly-owned by Allianz Dresdner Asset Management U.S. Equities LLC, a subsidiary of Allianz Dresdner Asset Management of America L.P. The general partner of Allianz Dresdner Asset Management of America L.P. is Allianz-PacLife Partners LLP. Allianz AG has majority ownership of, and controls, Allianz Dresdner Asset Management of America L.P. and its subsidiaries, including Oppenheimer Capital LLC and OpCap Advisors LLC.

                                 THE DISTRIBUTOR

      Touchstone Securities, Inc. ("Touchstone Securities"), 221 East Fourth Street, Cincinnati, Ohio 45202, is the principal underwriter of the Funds and, as such, the exclusive agent for distribution of shares of the Funds. Touchstone Securities is an affiliate of the Advisor by reason of common ownership. Touchstone Securities is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis. Touchstone Securities receives no compensation under the Underwriting Agreement.

      Ms. McGruder may be deemed to be an affiliate of Touchstone Securities because of her position as a Director of the Advisor and Touchstone Securities. Mr. Barrett may be deemed to be an affiliate of Touchstone Securities because of his position as President and Chairman of Western-Southern Life Assurance Company and The Western and Southern Life Insurance Company, parent companies of Touchstone Securities. Mr. Lindholm may be deemed to be an affiliate of Touchstone Securities because of his position as President and CEO of Integrity Life Insurance Company and National Integrity Life Insurance Company, wholly-owned subsidiaries of Western & Southern Life Insurance Company. Ms. McGruder, Mr. Barrett and Mr. Lindholm, by reason of such affiliations, may directly or indirectly receive benefits from the underwriting fees paid to Touchstone.

      The Funds may compensate dealers, including Touchstone Securities and its affiliates, based on the average balance of all accounts in a Fund for which the dealer is designated as the party responsible for the account. See "Distribution Plan" below.

                                DISTRIBUTION PLAN

      SERVICE CLASS SHARES. The Trust has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for the Money Market Fund that permits its Service Class shares to pay for expenses incurred in the distribution and promotion of its shares, including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with Touchstone. The Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of 0.25% of the average daily net assets of Service Class shares. For the fiscal period ended December 31, 2003 Service Class shares paid $47,523 in distribution related expenses. All payments were to broker-dealers and others for the sale and retention of assets.

      GENERAL INFORMATION -- Agreements implementing the Plan (the "Implementation Agreements"), including agreements with dealers where such dealers agree for a fee to act as agents for the sale of the Money Market Fund's Service Class shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plan are made in accordance with written agreements.

      The continuance of the Plan and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding Service Class shares of the Money Market Fund. In the event the Plan is terminated in accordance with its terms, Service Class shares will not be required to make any payments for expenses incurred by Touchstone Securities after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding Service Class shares of the Fund on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plan may not be amended to materially increase the amount spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

      In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Board of Trustees believes that expenditure of the Fund's assets for distribution expenses under the Plan should assist in the growth of the Fund which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Fund's assets for distribution will be realized. While the Plan is in effect, all amounts spent by the Fund pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of the Independent Trustees will be at the discretion of the existing Independent Trustees during such period.

      John F. Barrett, Jill T. McGruder and John R. Lindholm, as interested persons of the Trust, may be deemed to have a financial interest in the operation of the Plan and the Implementation Agreements.

PORTFOLIO TURNOVER

      A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. High turnover may result in a Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains that a Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes. High turnover may also increase the amount of brokerage commissions. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one-year period. The rate of portfolio turnover will depend upon market and other conditions, and will not be a limiting factor when the Sub-Advisor believes that portfolio changes are appropriate. A Fund may engage in active trading to achieve its investment goals and, as a result, may have substantial portfolio turnover. The Sub-Advisor intends to hold securities of the Money Market Fund to maturity and limit portfolio turnover to the extent possible. The High Yield Fund does not intend to purchase securities for short term trading, however, a security may be sold in anticipation of market decline, or purchased in anticipation of a market rise and later sold. Securities in the High Yield Fund will be purchased and sold in response to the Sub-Advisor's evaluation of an issuer's ability to meet its debt obligations in the future. A security may be sold and another purchased, when, in the opinion of the Sub-Advisor, a favorable yield spread exists between specific issues or different market sectors.

     The higher turnover by the Enhanced Dividend 30 Fund during the 12-31-03 fiscal year is due to restructuring of the portfolio in response to changes in the Fund's investment strategies. The higher portfolio turnover by the Eagle Capital Appreciation Fund during the 12-31-03 fiscal period is due to changes in the sub-advisor during the period. The higher portfolio turnover by the High Yield Fund during the 12-31-03 fiscal year is due to high purchase and redemption activity in the Fund by a broker-dealer. The higher portfolio turnover by the Core Bond Fund during the 12-31-03 fiscal year is due to the Sub-Advisor's tactical allocation process among various sectors.

ADMINISTRATOR, FUND ACCOUNTING AGENT, CUSTODIAN AND TRANSFER AGENT

      Effective March 17, 2002, Integrated Fund Services, Inc. ("Integrated"), 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, serves as administrator, accounting agent and transfer agent to the Trust. Integrated is a wholly-owned indirect subsidiary of IFS Holdings, Inc., which is a wholly-owned indirect subsidiary of The Western and Southern Life Insurance Company. Integrated is an affiliate of the Advisor, certain Fund Sub-Advisors and Touchstone Securities by reason of common ownership. For its services as administrator and accounting agent, each Fund pays a monthly fee to Integrated based on its average daily net assets.

      Prior to March 17, 2002, Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116, served as administrator, fund accounting agent, custodian and transfer agent for the Trust. For its services as administrator and fund accounting agent, the Trust paid fees to Investors Bank, which were computed and paid monthly. Such fees equal, in the aggregate, 0.12% on an annual basis of the average daily net assets of all the Funds for which Investors Bank acts as fund accounting agent and administrator up to $1 billion in assets and 0.08% on an annual basis of average daily net assets which exceed $1 billion, subject to certain annual minimum fees.

      Prior to April 18, 2003, Integrity Life Insurance Company provided fund accounting services to the Baron Small Cap Fund, Third Avenue Value Fund and Eagle Capital Appreciation Fund. The fee paid for the services provided by Integrity was a unified fee, which included custody and accounting fees.

The Funds incurred and paid the following administration fees for the periods indicated:

    ADMINISTRATION FEES          For the Fiscal  For the Fiscal  For the Fiscal
                                   Year Ended      Year Ended      Year Ended
                                    12/31/03        12/31/02*       12/31/01*
                                    --------        ---------       ---------
Emerging Growth Fund                $23,998          $22,684          $86,304
Enhanced Dividend 30 Fund           $23,998          $22,684          $90,735
Value Plus Fund                     $23,998          $22,684          $78,780
Growth & Income Fund                $23,998          $22,684          $95,949
Balanced Fund                       $23,998          $22,684          $92,717
High Yield Fund                     $27,996          $22,684          $92,986
Core Bond Fund                      $26,696          $22,684          $77,343
Money Market Fund                   $49,833          $22,684          $58,707

                                          For the Six   For the Year
                                         Months Ended      Ended
                                            12/31/03     6/30/03**
                                          -----------   ------------
      Baron Small Cap Fund                  $10,065        $4,666
      Third Avenue Value Fund**             $18,000        $5,739
      Eagle Capital Appreciation            $11,597        $4,339
      Fund**

*     Amounts include custody and fund accounting fees.
**    Prior to April 28, 2003, the Fund did not pay administration fees.

      The Funds incurred and paid the following accounting and pricing fees for the periods indicated.

 ACCOUNTING AND PRICING FEES     For the         For the       For the
                                  Fiscal          Fiscal        Fiscal
                                Year Ended      Year Ended    Year Ended
                                 12/31/03        12/31/02      12/31/01
                                 --------        --------      --------

 Emerging Growth Fund            $15,998         $15,122       $ 86,304
 Enhanced Dividend 30 Fund       $15,998         $15,123       $ 90,735
 Value Plus Fund                 $15,998         $15,123       $ 78,780
 Growth & Income Fund            $15,998         $15,123       $ 95,949
 Balanced Fund                   $15,998         $15,123       $ 92,717
 High Yield Fund                 $17,999         $15,123       $ 92,986
 Core Bond Fund                  $17,900         $15,123       $ 77,343
 Money Market Fund               $33,089         $15,123       $ 58,707

                                For the Six     For the        For the      For the
                               Months Ended    Year Ended     Year Ended   Year Ended
                                 12/31/03       6/30/03        6/30/02*     6/30/01*
                                 --------       -------        --------     --------
 Baron Small Cap Fund            $ 6,760         $3,111        $ 49,673     $ 48,981
 Third Avenue Value Fund         $12,050         $3,761        $117,078     $ 66,405
 Eagle Capital Appreciation      $ 7,730         $2,893        $ 71,148     $121,195

*Amount includes custody and accounting fees.

CUSTODIAN

      Brown Brothers Harriman & Co. (BBH), 40 Water Street, Boston, Massachusetts 02109, provides custodial services for the Trust.

COUNSEL AND INDEPENDENT AUDITORS

      Frost Brown Todd LLC, 2200 PNC Center, 201 East Fifth Street, Cincinnati, OH 45202-4182, serves as counsel to the Trust. Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, serves as independent auditors to the Trust, providing audit services, tax return review and assistance and consultation in connection with the review of filings with the SEC.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

      The Fund Sub-Advisors are responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for each Fund, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, the Advisor, the Fund Sub-Advisors or their subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of a Fund are frequently placed by the Fund Sub-Advisor with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

      The Fund Sub-Advisors seek to evaluate the overall reasonableness of the brokerage commissions paid through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. In placing orders for the purchase and sale of securities for a Fund, the Fund Sub-Advisors take into account such factors as price, commission (if any, negotiable in the case of national securities exchange transactions), size of order, difficulty of execution and skill required of the executing broker-dealer. The Fund Sub-Advisors review on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

      The Fund Sub-Advisors are authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for a Fund with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. A Fund Sub-Advisor may use this research information in managing a Fund's assets, as well as the assets of other clients.

      Consistent with the policy stated above, the Rules of Conduct of the National Association of Securities Dealers, Inc. and such other policies as the Board of Trustees may determine, the Fund Sub-Advisors may consider sales of shares of the Trust or the Funds as a factor in the selection of broker-dealers to execute portfolio transactions. The Fund Sub-Advisor will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

      In order to reduce total operating expenses, the Funds may apply a portion of their brokerage commission dollars to offset custody expenses through a Commission Share Program offered by the Custodian. Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

      Although certain research, market and statistical information from brokers and dealers can be useful to a Fund and to the corresponding Fund Sub-Advisor, it is the opinion of the management of the Funds that such information is only supplementary to the Fund Sub-Advisor's own research effort, since the information must still be analyzed, weighed and reviewed by the Fund Sub-Advisor's staff. Such information may be useful to the Fund Sub-Advisor in providing services to clients other than the Funds, and not all such information is used by the Fund Sub-Advisor in connection with the Funds. Conversely, such information provided to the Fund Sub-Advisor by brokers and dealers through whom other clients of the Fund Sub-Advisor effect securities transactions may be useful to the Fund Sub-Advisor in providing services to the Funds.

      In certain instances there may be securities that are suitable for a Fund as well as for one or more of the respective Fund Sub-Advisor's other clients. Investment decisions for a Fund and for the Fund Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

COMMISSIONS

      The Funds paid the following brokerage commissions for the periods indicated:

                                   For the    For the   For the
                                    Year       Year       Year
                                    Ended      Ended     Ended
Commissions                       12/31/03   12/31/02   12/31/01
-----------                       --------   --------   --------

Emerging Growth Fund              $113,871    $82,261   $66,958
Enhanced Dividend 30 Fund         $ 15,462    $ 9,315    $2,424
Value Plus Fund                   $ 58,910    $14,331    $9,543
Growth & Income Fund              $ 42,052    $64,736   $115,911
Balanced Fund                     $ 37,161    $48,739   $43,960
High Yield Fund                     $ 457       $0         $0

The higher commissions paid by the Value Plus Fund during the December 31, 2003 fiscal year are due to restructuring of the portfolio as a result of a reorganization.

                                   For the    For the   For the    For the
                                   Period      Year       Year      Year
                                    Ended      Ended     Ended      Ended
Commissions                       12/31/03   06/30/03   06/30/02  06/30/01
-----------                       --------   --------   --------  --------

Baron Small Cap Fund              $ 15,005    $12,177   $19,291    $44,006
Third Avenue Value Fund           $102,822    $48,624   $47,906   $124,925
Eagle Capital Appreciation Fund   $ 69,510    $27,831   $17,986    $30,311

      During the fiscal period ended December 31, 2003, the amount of brokerage transactions and related commissions for the Funds directed to brokers due to research services provided were as follows:

                                               Brokerage             Brokerage
                                              Transactions         Commissions
                                               Directed to             from
                                                Research             Research
                                              ------------         -----------
Emerging Growth Fund                           $ 7,894,881           $ 11,946
Balanced Fund                                  $ 2,632,034           $  2,792
Small Cap Value Fund                           $    87,928           $    490
Value Plus Fund                                $12,901,110           $ 26,342
Growth & Income Fund                           $10,457,866           $  7,944
Eagle Capital Appreciation Fund                $24,115,295           $ 33,172

Baron Capital Inc. may be deemed to be an affiliate of the Baron Small Cap Fund because it is an affiliate of BAMCO, Inc., the sub-advisor for the Fund. M.J. Whitman Equities LLC may be deemed to be an affiliate of the Third Avenue
Value Fund because it is an affiliate of Third Avenue Management LLC, the sub-advisor to the Fund. Listed below is information about the brokerage commissions paid to these affiliated brokers during the fiscal period ended December 31, 2003.

                                                   Amount       Percentage of        Percentage of
                                                     of           Aggregate             Aggregate
Broker                Fund                       Commissions   Commissions Paid     Transactions Effected
------                ----                       -----------   ----------------     ---------------------
Baron Capital, Inc.   Baron Small Cap Fund         $ 5,422           36%                    37%
M.J. Whitman LLC      Third Avenue Value Fund      $89,467           86%                    86%

      During the fiscal period ended December 31, 2003, the Funds acquired securities of the Trust's regular broker-dealers as follows:

                                                                              Number of      Market Value
                                                                              Shares at           at
Fund                         Broker-Dealer                                     12-31-03         12-31-03
----------------------------------------------------------------------------------------------------------
Balanced Fund                Salomon Smith Barney, Inc. (Citigroup)              13,466       $  653,639
Balanced Fund                Bank of New York Co., Inc.                           8,000       $  264,960
Balanced Fund                Morgan Stanley Dean Witter & Co.                     6,000       $  347,220
Balanced Fund                Morgan Stanley Dean Witter & Co.
                             7.75%, Due 6-15-05                                 575,000       $  624,108
Baron Small Cap Fund         Jefferies Group, Inc.                               10,000       $  330,200
Core Bond Fund               Morgan Stanley Dean Witter & Co.                   485,000       $  541,667
                             6.60%, Due 4/1/12

Core Bond Fund               Goldman Sachs Group                                525,000       $  511,650
Enhanced Dividend 30 Fund    Citigroup Global Markets, Inc.                      15,950       $  774,213
Growth & Income Fund         Bear Stearns Companies                               4,300       $  343,785
Growth & Income Fund         Merrill Lynch & Co.                                  1,300       $   76,245
Growth & Income Fund         U.S. Bancorp                                        24,500       $  729,610
Growth & Income Fund         Salomon Smith Barney, Inc. (Citigroup)              14,900       $  723,246
Growth & Income Fund         J.P. Morgan Chase                                   27,400       $1,006,402
Growth & Income Fund         Wachovia Bank & Trust Co.                           16,300       $  759,417
Money Market Fund            Merrill Lynch & Co., 6.18%, Due 4-20-04            250,000       $  253,667
Money Market Fund            Merrill Lynch & Co., 5.35%, Due 6-15-04            235,000       $  239,262
Money Market Fund            Merrill Lynch & Co., 6.55%, Due 8-01-04            100,000       $  102,909
Money Market Fund            Bank One Corp., 7.25%, Due 8-15-04                 275,000       $  284,980
Money Market Fund            Bear, Stearns Companies,                           120,000       $  120,246
                             6.63%, Due 1-15-04
Money Market Fund            Bear, Stearns Companies,                           200,000       $  201,578
                             6.15%, Due 3-02-04
Money Market Fund            Bear, Stearns Companies,                           175,000       $  181,648
                             6.63%, Due 10-01-04
Money Market Fund            Chase Manhattan Corp. (J.P. Morgan) 125,000     $  265,251
                             5.75%, Due 4-15-04
Value Plus Fund              Lehman Brothers Holdings                             3,435       $  126,569
Value Plus Fund              Citigroup (Salomon Smith Barney, Inc.)              13,017       $  631,844

                       CAPITAL STOCK AND OTHER SECURITIES

      Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

      Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

OFFERING PRICE

      Shares of the Funds are offered at net asset value ("NAV") as defined in the Prospectus.

VALUATION OF SECURITIES

      The share price, ( "NAV") of the Funds' shares is determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in any Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price and the public offering price, see "Pricing of Fund Shares" in the Prospectus.

      Pursuant to Rule 2a-7 of the 1940 Act, the Money Market Fund values its portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the NAV of the Money Market Fund is affected by any unrealized appreciation or depreciation of the portfolio. The Board of Trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the portfolio securities of the Money Market Fund.

      Pursuant to Rule 2a-7, the Money Market Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only securities having remaining maturities of thirteen months or less and invest only in United States dollar-denominated securities determined by the Board of Trustees to be of high quality and to present minimal credit risks. If a security ceases to be an eligible security, or if the Board of Trustees believes such security no longer presents minimal credit risks, the Fund will dispose of the security as soon as possible. The maturity of U.S. Government obligations that have a variable rate of interest readjusted no less frequently than annually will be deemed to be the period of time remaining until the next readjustment of the interest rate.

      The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Money Market Fund as computed for the purpose of sales and redemptions at $1 per share. The procedures include a review of the Fund's portfolio holdings by the Board of Trustees to determine whether the Fund's NAV calculated by using available market quotations deviates more than one-half of one percent from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities; withholding dividends; redemptions of shares in kind; or establishing a NAV per share by using available market quotations. The Board has also established procedures designed to ensure that the Money Market Fund complies with the quality requirements of Rule 2a-7.

      While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Money Market Fund may tend to be higher than a like computation made by the fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Money Market Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

      Portfolio securities held by the Core Bond Fund or the High Yield Fund for which market quotations are readily available are generally valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures approved by and under the general supervision of the Board of Trustees.

      The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security is based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Board. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

      The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

REDEMPTION IN KIND

      Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made in securities a shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund is obligated to redeem shares or with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

PURCHASE IN KIND

      Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to shares of common stock, provided the acquisition of such securities is consistent with the applicable Fund's investment objectives and is otherwise acceptable to the Sub-Advisor.

                          TAXATION OF THE FUNDS

      The Trust intends to qualify annually and to elect each Fund to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

      To qualify as a regulated investment company, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income, if any, each taxable year.

      As a regulated investment company, each Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. The Funds will not be subject to the 4% federal excise tax imposed on registered investment companies that do not distribute all of their income anbd gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are either tax-exempt pension trusts or segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies.

      A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of December 31, 2003, the Funds had the following capital loss carryforwards for federal income tax purposes.

                                           Amount             Expiration Date
                                           ------             ---------------
Balanced Fund                            $  971,810          December 31, 2010
Baron Small Cap Fund*                    $   88,373          December 31, 2006
                                             40,171          December 31, 2007
                                             39,274          December 31, 2009
                                            728,991          December 31, 2010
                                            392,508          December 31, 2011
Core Bond Fund                           $  229,038          December 31, 2008
                                                 22          December 31, 2011
Eagle Capital Appreciation Fund*         $  102,386          December 31, 2008
                                          2,765,060          December 31, 2009
                                          9,414,121          December 31, 2010
Enhanced Dividend 30 Fund                $  210,997          December 31, 2007
                                            117,855          December 31, 2008
                                            220,188          December 31, 2009
                                            448,962          December 31, 2010
                                            460,149          December 31, 2011
Growth & Income Fund                     $  411,205          December 31, 2011
High Yield Fund                          $  357,539          December 31, 2007
                                          1,305,003          December 31, 2008
                                              6,124          December 31, 2009
                                            283,470          December 31, 2010
                                          1,376,648          December 31, 2011
Money Market Fund*                       $   35,009          December 31, 2006
                                             58,431          December 31, 2007
                                            104,616          December 31, 2008
                                            244,587          December 31, 2009
                                                 28          December 31, 2010
                                            459,372          December 31, 2011
Third Avenue Value Fund*                 $  610,865          December 31, 2009
                                          3,361,574          December 31, 2010
                                          2,191,678          December 31, 2011
Value Plus Fund*                         $  740,152          December 31, 2009
                                          3,973,380          December 31, 2010
                                          3,252,998          December 31, 2011

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

*     A portion of these capital losses may be limited under tax regulations.

From November 1, 2003 to December 31, 2003, the Funds incurred the following net losses. The Funds intend to elect to defer these losses and treat them as arising on January 1, 2004.

                                                                          Amount
                                                                          ------
Balanced Fund                                                           $ 11,595
Core Bond Fund                                                             1,427
Enhanced Dividend 30 Fund                                                109,517
Third Avenue Value Fund                                                  156,355
Value Plus Fund                                                           43,561

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis.

FOREIGN TAXES

      Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of each applicable Fund's assets to be invested in various countries will vary.

      If a Fund is liable for foreign taxes, and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, it may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by shareholders of the entities, which have invested in the Fund. Pursuant to such election, the amount of foreign taxes paid will be included in the income of the investing entities' shareholders and such investing entities' shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Each such investor will be notified after the close of the Fund's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived from sources within each such country.

      The amount of foreign taxes for which an investor may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Fund on the sale of foreign securities will be treated as U.S.-source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.

FOREIGN INCOME TAXES: Net income or capital gains earned by any Fund investing in foreign securities may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Funds to a reduced tax rate or even a tax exemption on related income and gains. It is impossible to determine the effective rate of foreign tax in advance since the amount of these Funds' assets to be invested within various countries is not known. Plus, a Fund may elect to treat foreign income taxes as income taxes paid by its shareholders for U.S. federal income tax purposes, under U.S. federal income tax principals, if a Fund meets certain requirements. These requirements of a Fund include:

      o     qualification as a regulated investment company;
      o     satisfaction of certain distribution requirements; and
      o more than 50% of the value of that Fund's assets at the close of the taxable year must consist of stocks or securities of foreign corporations.

      If a Fund makes this election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders. The shareholders would then be allowed to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct it from their U.S. taxable income, if any. Shortly after any year for which it makes this election, a Fund will report to its shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit.

      SPECIAL TAX CONSIDERATION: No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

DISTRIBUTIONS

      Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Distributions of any net realized long-term and short-term capital gains earned by a Fund will be made at least annually. Because you do not own shares of the Funds directly, your tax situation is not likely to be affected by a Fund's distributions. The separate accounts, which issue your variable annuity contract or variable annuity life policy, as the owner of the Funds' shares, may be affected. Each Fund's distribution may be taxed as ordinary income or capital gains (which may be tqxable at different rates depending on the length of time the Fund holds its assets). Each Fund's distributions may be subject to federal income tax whether distributions are reinvested in Fund shares or received as cash.

FOREIGN WITHHOLDING TAXES

      Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

BACKUP WITHHOLDING

      A Fund may be required to withhold U.S. federal income tax on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

OTHER TAXATION

      The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

TAXATION OF VARIABLE CONTRACTS

      For a discussion of tax consequences of variable contracts, please refer to your insurance company's separate account prospectus.

      Variable contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable contract, distributions from the contract may be subject to ordinary income tax and a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

      Section 817(h) of the Code provides that the investments of a separate account underlying a variable insurance contract (or the investments of a mutual fund, the shares of which are owned by the variable separate account) must be "adequately diversified" in order for the contract to be treated as an annuity or life insurance for tax purposes. The Department of the Treasury has issued regulations prescribing these diversification requirements. Each Fund intends to comply with these requirements.

                             PERFORMANCE INFORMATION

      From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or shareholder reports, if accompanied by performance of your insurance company's corresponding insurance separate account. These performance figures are calculated in the following manner:

YIELD:

      Yields for a Fund used in advertising are computed by dividing the Fund's interest and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purpose of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

      Income calculated for the purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions of the Fund paid over the same period or the rate of income reported in the Fund's financial statements. For the 30-day period ended December 31, 2003, the Funds' yields were as follows:

Balanced Fund 1.28% and High Yield Fund 7.78%.

      Yield quotations on investments in the Money Market Fund may be provided on both a current and an effective (compounded) basis. Current yields are calculated by determining the net change in the value of a hypothetical account for a seven calendar day period (base period) with a beginning balance of one share, dividing by the value of the account at the beginning of the base period to obtain the base period return, multiplying the result by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. Effective yields reflect daily compounding and are calculated as follows: Effective yield = (base period return + 1)365/7 -1. For purposes of these calculations, no effect is given to realized or unrealized gains or losses (the Money Market Fund does not normally recognize unrealized gains and losses under the amortized cost valuation method). The Money Market Fund 's current and effective yields for the seven days ended December 31, 2003 were 0.96% and 0.97%, respectively, for Institutional Shares and 1.01% and 1.02%, respectively, for Service Class Shares.

TOTAL RETURN:

      A Fund's standardized average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (with all distributions reinvested) to reach the value of that investment at the end of the periods. A Fund may also calculate non-standardized total return figures which represent aggregate (not annualized) performance over any period or year-by-year performance. Total returns do not reflect variable annuity contract or variable life policy fees or other expenses. If reflected returns would be lower.


Average Annual
Total Return as of                                              Since     Inception
December 31, 2003           One Year   Five Years  Ten Years  Inception      Date
-----------------           --------   ----------  ---------  ---------   ---------
Enhanced Dividend 30 Fund    31.86%       N/A         N/A      -1.55%        5/1/99
Value Plus Fund              29.72%       2.17%       N/A       2.29%        5/1/98
Growth & Income Fund         32.84%        N/A        N/A       4.22%        1/1/99
Balanced Fund                21.57%       6.99%       N/A      11.03%      11/21/94
High Yield Fund              23.99%        N/A        N/A       4.79%        5/1/99
Core Bond Fund                3.49%        N/A        N/A       5.37%        1/1/99
Money Market Fund - Class I   1.01%        N/A        N/A       1.76%        5/1/01
Money Market Fund -Service     N/A         N/A        N/A       0.28%       7/15/03
Baron Small Cap Fund         33.43%      3.82%       7.90%      7.93%      12/14/92
Third Avenue Value Fund      40.19%      5.42%      13.71%     13.14%      12/14/92
Eagle Capital Appreciation   32.24%     -6.98%       7.11%      6.45%      12/08/92
Emerging Growth Fund         47.26%     16.21%        N/A      16.20%      11/21/94

      Any total return quotation provided for a Fund should not be considered as representative of the performance of the Fund in the future since the net asset value of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Fund, but also on changes in the current value of such securities and on changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

      In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services, to the performance of various indices and investments for which reliable performance data is available. The performance figures of unmanaged indices may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. The performance of the Funds may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Evaluations of a Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for a Fund's performance information could include Asian Wall Street Journal, Barron's, Business Week, Changing Times, The Kiplinger Magazine, Consumer Digest, Financial Times, Financial World, Forbes, Fortune, Global Investor, Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, The New York Times, Personal Investing News, Personal Investor, Success, U.S. News and World Report, The Wall Street Journal and CDA/Weisenberger Investment Companies Services.

                              FINANCIAL STATEMENTS

      The following financial statements for the Trust for the fiscal year ended December 31, 2003 indicated are incorporated herein by reference from the current annual report to shareholders filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. A copy of such report will be provided, without charge, to each person receiving this Statement of Additional Information.

        TOUCHSTONE VARIABLE SERIES TRUST
        Schedule of Investments, December 31, 2003
        Statement of Assets and Liabilities, December 31, 2003
        Statement of Operations, for the year ended December 31, 2003
        Statement of Changes in Net Assets for the year ended December 31, 2003 Financial Highlights
        Notes to Financial Statements
        Report of Independent Accountants

                                    APPENDIX

BOND AND COMMERCIAL PAPER RATINGS

      Set forth below are descriptions of the ratings of Moody's and S&P, which represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

MOODY'S BOND RATINGS

      Aaa. Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B. Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Unrated. Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

      Should no rating be assigned, the reason may be one of the following:

      1.    An application for rating was not received or accepted.
      2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.
      3.    There is a lack of essential data pertaining to the issue or issuer.
      4. The issue was privately placed, in which case the rating is not published in Moody's publications.

      Suspension or withdrawal may occur if new and material circumstances arise, the effect of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

      Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1, Ba-1 and B-1.

S&P'S BOND RATINGS

      AAA. Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from higher rated issues only in a small degree.

      A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

      BBB. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

      BB, B, CCC, CC and C. Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

      C1. The rating C1 is reserved for income bonds on which no interest is being paid.

      D. Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

      Plus (+) or Minus (-). The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      NR. Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

S&P'S COMMERCIAL PAPER RATINGS

      A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its A classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

MOODY'S COMMERCIAL PAPER RATINGS

      Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

                                          |_| TOUCHSTONE VARIABLE SERIES TRUST
                                          |_| TOUCHSTONE BARON SMALL CAP FUND
                                          |_| TOUCHSTONE EMERGING GROWTH FUND
                                          |_| TOUCHSTONE THIRD AVENUE VALUE FUND
                                          |_| TOUCHSTONE EAGLE CAPITAL
                                          |_| APPRECIATION FUND ??TOUCHSTONE
                                          |_| ENHANCED DIVIDEND 30 FUND
                                          |_| TOUCHSTONE VALUE PLUS FUND
                                          |_| TOUCHSTONE GROWTH & INCOME FUND
                                          |_| TOUCHSTONE BALANCED FUND
                                          |_| TOUCHSTONE HIGH YIELD FUND
INVESTMENT ADVISOR                        |_| TOUCHSTONE CORE BOND FUND
                                          |_| TOUCHSTONE MONEY MARKET FUND

Touchstone Advisors, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio  45202

DISTRIBUTOR

Touchstone Securities, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio  45202

ADMINISTRATOR, FUND ACCOUNTING
AGENT AND TRANSFER AGENT

Integrated Fund Services, Inc.             STATEMENT OF ADDITIONAL INFORMATION
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202                     MAY 1, 2004

CUSTODIAN

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

INDEPENDENT AUDITORS

Ernst & Young LLP
1900 Scripps Center
312 Walnut Street
Cincinnati, Ohio 45202

                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS:

(a)(1)    Amended and Restated Declaration of Trust (13)

(b)(1)    By-Laws of the Trust.(13)

(c)       Inapplicable.

(d)(1)    Amended and Restated Investment Advisory Agreement.(6)

(d)(2) Amended and Restated Sub-Advisory Agreement with respect to Value Plus Fund (Ft. Washington).(7)

(d)(3) Sub-Advisory Agreement with respect to the Core Bond Fund (Ft. Washington).(7)

(d)(4) Amended and Restated Sub-Advisory Agreement with respect to Emerging Growth Fund (Westfield Capital Management).(7)

(d)(5) Sub-Advisory Agreement with respect to the High Yield Fund (Ft. Washington). (7)

(d)(6)    Sub-Advisory Agreement with respect to the Enhanced Dividend 30 Fund
          (Todd). (7)

(d)(7) Amendment to the Amended and Restated Investment Advisory Agreement adding the High Yield Fund, Small Cap Value Fund, and Enhanced 30 Fund.(7)

(d)(8) Amendment to the Amended and Restated Investment Advisory Agreement adding the Touchstone Growth/Value Fund, Touchstone Equity Fund and Touchstone Money Market Fund. (11)

(d)(9)    Sub-Advisory Agreement with respect to Balanced Fund (OpCaP).(9)

(d)(10) Sub-Advisory Agreement with respect to Emerging Growth Fund (Trust Company of the West). (10)

(d)(11) Form of Sub-Advisory Agreement with respect to Growth & Income Fund (Deutsche)(11)

(d)(12) Form of Sub-Advisory Agreement with respect to Baron Small Cap Fund (BAMCO, Inc.) (13)

(d)(13) Form of Sub-Advisory Agreement with respect to Third Avenue Value Fund (Third Avenue) (13)

(d)(14) Amendment to the Advisory Agreement adding breakpoints to the advisory fees. (13)

(d)(15) Amendment to the Advisory Agreement adding the Baron Small Cap Fund and reducing the Advisory fee paid by the Money Market Fund. (13)

(d)(16) Form of Sub-Advisory Agreement with respect to Money Market Fund (Ft. Washington). (14)

(d)(17) Form of Sub-Advisory Agreement with respect to Eagle Capital Appreciation Fund (Eagle). (15)

(e)       Form of Distribution Agreement. (13)

(f)       Trustee Deferred Compensation Plan.(10)

(g)(1)    Form of Custodian Agreement between Brown Brothers Harriman & Co.
          (BBH) and the Trust. (13)

(g)(2)    Form of Securities Lending Agreement with BBH is filed herewith.

(h)(1)    Form of Restated and Amended Sponsor Agreement. (12)

(h)(2)    Amendment No. 1 to Restated and Amended Sponsor Agreement (15)

(h)(3)    Amendment No. 2 to Restated and Amended Sponsor Agreement. (15)

(h)(4)    Administration and Accounting Services Agreement (12)

(h)(5)    Allocation Agreement for allocation of fidelity bond coverage. (15)

(h)(6) Integrated Fund Services Anti-Money Laundering Program Service Agreement Addendum. (15)

(h)(7) Administration, Accounting Services And Transfer Agency Agreement dated December 31, 2002. (15)

(i)(1)    Opinion of counsel.(4)

(i)(2) Opinion of counsel regarding Growth & Income Fund and Bond Fund by Bingham Dana, LLP.(5)

(i)(3)    Opinion of counsel regarding Value Plus Fund by Bingham Dana, LLP.(5)

(i)(4) Opinion of counsel regarding the High Yield Fund, Small Cap Value Fund, and Enhanced 30 Fund by Bingham Dana, LLP.(7)

(j) Consent of Ernst & Young LLP, independent accountants is filed herewith.

(k)       Inapplicable.

(l)       Investment letter of initial shareholders.(4)

(m)       Plan of Distribution Pursuant to Rule 12b-1 for Service Class shares
          (14)

(n) Amended Rule 18f-3 Plan Adopted With Respect To The Multiple Class Distribution System Of Touchstone Securities. (15)

(o)       Inapplicable.

(p)(1)    Code of Ethics of Touchstone Variable Series Trust is filed herewith.

(p)(2)    Code of Ethics of Touchstone Securities, Inc.(8)

(p)(3)    Code of Ethics of Touchstone Advisors, Inc.(8)

(p)(4)    Code of Ethics of Todd Investment Advisors, Inc. (8)

(p)(5)    Code of Ethics of Westfield Capital Management Company, Inc. (8)

(p)(6)    Code of Ethics of Fort Washington Investment Advisors, Inc. (8)

(p)(7)    Code of Ethics of OpCap Advisors is filed herewith.

(p)(8)    Code of Ethics of Trust Company of the West Group, Inc. (9)

(p)(9)    Amendment to Code of Ethics of The TCW Group, Inc. is filed herewith.

(p)(10)   Code of Ethics of Deutsche Investment Management, Inc. (10)

(p)(11)   Code of Ethics of Eagle Asset Management, Inc. (15)

(p)(12)   Code of Ethics of BAMCO, Inc. is filed herewith.

(p)(13)   Code of Ethics of Third Avenue Management LLC is filed herewith.

(q)(1)    Power of Attorney for John F. Barrett. (13)

(q)(2)    Power of Attorney for William O. Coleman (13)

(q)(3)    Power of Attorney for J. Leland Brewster II (13)

(q)(4)    Power of Attorney for Robert E. Stautberg (13)

(q)(5)    Power of Attorney for H. Jerome Lerner (13)

(q)(6)    Power of Attorney for Phillip R. Cox (13)

(q)(7)    Power of Attorney for John P. Zanotti (13)

(q)(8)    Power of Attorney for Jill T. McGruder (13)

(q)(9)    Power of Attorney for John R. Lindholm (15).

(1) Incorporated by reference from Post-Effective Amendment No. 2 to the Registration Statement as filed with the SEC via Edgar on April 29, 1996 (033-76566).

(2) Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement as filed with the SEC via Edgar on February 28, 1997 (033-76566).

(3) Incorporated by reference from Post-Effective Amendment No. 5 to the Registration Statement as filed with the SEC via Edgar on February 13, 1998 (033-76566).

(4) Incorporated by reference from Post-Effective Amendment No. 7 to the Registration Statement as filed with the SEC via Edgar on July 30, 1998 (033-76566).

(5) Incorporated by reference from Post-Effective Amendment No. 9 to the Registration Statement as filed with the SEC via Edgar on December 31, 1998 (033-76566).

(6) Incorporated by reference from Post-Effective Amendment No. 10 to the Registration Statement as filed with the SEC via Edgar on February 12, 1999 (033-76566).

(7) Incorporated by reference from Post-Effective Amendment No. 11 as filed with the SEC via Edgar on April 30, 1999 (033-76566).

(8) Incorporated by reference from Post-Effective Amendment No. 12 as filed with the SEC via Edgar on April 28, 2000 (033-76566).

(9) Incorporated by reference from Post-Effective Amendment No. 13 as filed with the SEC via Edgar on February 15, 2001 (033-76566).

(10) Incorporated by reference from Post-Effective Amendment No. 14 as filed with the SEC via Edgar on April 27, 2001 (033-76566).

(11) Incorporated by reference from Post-Effective Amendment No. 15 as filed with the SEC via EDGAR on March 1, 2002 (033-76566).

(12) Incorporated by reference from Post-Effective Amendment No. 16 filed with the SEC via EDGAR May 1, 2002 (033-76566).

(13) Incorporated by reference from Post-Effective Amendment No. 17 filed with the SEC via Edgar on January 31, 2003 (033-76566).

(14) Incorporated by reference from Post-Effective Amendment No. 18 filed with the SEC via Edgar on April 28, 2003 (033-76566).

(15) Incorporated by reference from Post-Effective Amendment No. 19 filed with the SEC via Edgar on October 31, 2003 (033-76566).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST.

Inapplicable.

ITEM 25.  INDEMNIFICATION.

Under Article V, Section 5.3 of the Trust's Declaration of Trust, (a) subject to the exceptions and limitations contained in paragraph (b) below: (i) every person who is or has been a Trustee or officer of the Trust shall be indemnified by the Trust, to the fullest extent permitted by law (including the 1940 Act) as currently in effect or as hereinafter amended, against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities. (b) No indemnification shall be provided hereunder to a Trustee or officer: (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or
(iii) in the event of a settlement involving a payment by a Trustee or officer or other disposition not involving a final adjudication as provided in paragraph
(b)(i) or (b)(ii) above resulting in a payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he did not engage in such conduct: (A) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or (B) by written opinion of independent legal counsel. (c) Subject to the provisions of the 1940 Act, the Trust may maintain insurance for the protection of the Trust Property, its present or former Shareholders, Trustees, officers, employees, independent contractors and agents in such amount as the Trustees shall deem adequate to cover possible tort liability (whether or not the Trust would have the power to indemnify such Persons against such liability), and such other insurance as the Trustees in their sole judgment shall deem advisable. (d) The rights of indemnification herein provided shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which personnel other than Trustees and officers may be entitled by contract or otherwise under law. (e) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 5.3, provided that either: (I) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification. As used in this
Section 5.3 a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and
(ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending. As used in this Section 5.3, the term "independent legal counsel" means an attorney who is independent in all respects from the Trust and from the person or persons who seek indemnification hereunder and in any event means an attorney who has not been retained by or performed services for the Trust or any person to be so indemnified within the five years prior to the Initial request for indemnification pursuant hereto.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.

In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR AND SUB-ADVISORS.

A. TOUCHSTONE ADVISORS, INC. (the "Advisor") is a registered investment adviser that provides investment advisory services to the Funds. The Advisor also serves as the investment adviser to Touchstone Investment Trust, Touchstone Strategic Trust and Touchstone Tax Free Trust, registered investment companies.

The following list sets forth the business and other connections of the directors and executive officers of the Advisor. Unless otherwise noted, the address of the corporations listed below is 221 E. Fourth Street, Cincinnati, Ohio 45202.

     (1)  Jill T. McGruder, A Director of the Advisor.

          (a) Senior Vice President and a Director of Fort Washington Brokerage Services, Inc., 400 Broadway, Cincinnati, Ohio, a broker-dealer.

          (b) A Director of Capital Analysts Incorporated, 3 Radnor Corporate Center, Radnor, PA, an investment adviser and broker-dealer, Integrated Fund Services, Inc., a transfer agent, IFS Fund Distributors, Inc., a broker-dealer and Touchstone Securities, Inc., a broker-dealer.

          (c) President, Chief Executive Officer and a Director of IFS Financial Services, Inc., a holding company.

          (d) President and a Director of IFS Agency Services, Inc., an insurance agency, W&S Financial Group Distributors, Inc., an insurance agency and IFS Systems, Inc., an information systems provider, 400 Broadway, Cincinnati, Ohio.

          (e) Senior Vice President of The Western and Southern Life Insurance Company, 400 Broadway, Cincinnati, Ohio, an insurance company.

          (f) A Trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

          (g) President of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust until November 2002.

          (h) President of Touchstone Advisors, Inc. and Touchstone Securities, Inc. until February 2004.

     (2)  Edward S. Heenan, Vice President & Comptroller of the Advisor

          (a) Director, Vice President & Comptroller of IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc. and IFS Systems, Inc.

          (b)  Director and Controller of Touchstone Securities, Inc.

          (c) Senior Vice President of The Western-Southern Life Insurance Company.

     (3)  Patricia J. Wilson, Chief Compliance Officer of the Advisor

          (a)  Chief Compliance Officer of Touchstone Securities, Inc.

     (4)  Donald J. Wuebbling, Director/Chief Legal Officer of the Advisor

          (a) Director of Touchstone Securities, Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., IFS Systems, Inc., Integrated Fund Services, Inc. and IFS Holdings, Inc.

          (b) Vice President and General Counsel of The Western and Southern Life Insurance Company

          (c) Secretary of Fort Washington Investment Advisors, Inc., 420 E. Fourth Street, Cincinnati, OH 45202 and IFS Financial Services, Inc.

          (d) Senior Vice President and Director of Fort Washington Brokerage Services, Inc., 400 Broadway, Cincinnati, Ohio, a broker-dealer.

     (5)  Richard K. Taulbee, Vice President of the Advisor

          (a) Vice President of IFS Financial Services, Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., Touchstone Securities, Inc., Fort Washington Brokerage Services, Inc. and IFS Fund Distributors, Inc.

     (6)  James J. Vance, Vice President & Treasurer of the Advisor

          (a) Vice President & Treasurer of The Western and Southern Life Insurance Company, Fort Washington Investment Advisors, Inc., IFS Financial Services, Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., IFS Systems, Inc. and Touchstone Securities, Inc.

          (b)  Treasurer of Fort Washington Brokerage Services, Inc.

     (7)  Terrie A. Wiedenheft - Chief Financial Officer of the Advisor

          (a) Senior Vice President and Chief Financial Officer of Integrated Fund Services, Inc. and Fort Washington Brokerage Services, Inc.

          (b) Chief Financial Officer of IFS Financial Services, Inc. and Touchstone Securities, Inc.

          (c) Senior Vice President, Chief Financial Officer and Treasurer of IFS Holdings, Inc. and IFS Fund Distributors, Inc.

          (d) Treasurer and Controller of Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

     (8)  Robert F. Morand, Secretary of the Advisor

          (a)  Secretary of Touchstone Securities, Inc.

     (9)  Michael S. Spangler, President of the Advisor

          (a)  Vice President, Business Operations of Touchstone Securities,
               Inc.

          (b)  Vice President of Evergreen Investment Services until July 2002.

          (c) President of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

B. FORT WASHINGTON INVESTMENT ADVISORS, INC. ("Ft. Washington") is a registered investment adviser that provides sub-advisory services to the Value Plus Fund, High Yield Fund, Core Bond Fund and Money Market Fund. Ft. Washington also serves as the Sub-Advisor to Touchstone Investment Trust , Touchstone Tax-Free Trust and certain series of Touchstone Strategic Trust. Ft. Washington also provides investment advice to institutional and individual clients. The address of Ft. Washington is 420 East Fourth Street, Cincinnati, Ohio 45202.

The following list sets forth the business and other connections of the directors and executive officers of Ft. Washington.

     (1)  Maribeth S. Rahe, President of Ft. Washington

          (a) President of United States Trust Company of New York until October 2003.

     (2)  John F. Barrett, Director of Ft. Washington

          (a) President and Chief Executive Officer of The Western and Southern Life Insurance Company and Western- Southern Life Assurance Company.

          (b) A Trustee of Touchstone Tax-Free Trust, Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust

          (c) A Director and Chairman of Columbus Life Insurance Company, Fort Washington Investment Advisors, Inc., Integrity Life Insurance Company and National Integrity Life Insurance Company

          (d) Director of Eagle Realty Group, Inc., Eagle Realty Investments, Inc., Integrated Fund Services, Inc. and IFS Holdings, Inc.

          (e)  Director, Chairman & CEO of WestAd, Inc.

          (f)  President and Trustee of Western & Southern Foundation

     (3) Nicolas P. Sargen, Senior Vice President & Chief Investment Officer of Ft. Washington

          (a) Managing Director, Global Market Strategies of JP Morgan Chase until April 2003.

     (4)  James J. Vance, Vice President & Treasurer of Ft. Washington

          See biography above

     (5) Rance G. Duke, Vice President and Senior Portfolio Manager of Ft. Washington

          (a) Second Vice President and Senior Portfolio Manager of The Western and Southern Life Insurance Company

     (6) John C. Holden, Vice President and Senior Portfolio Manager of Ft. Washington

     (7)  Charles E. Stutenroth IV, Vice President and Senior Portfolio Manager
          - Private Investment Counsel of Ft. Washington

     (8) Brendan M. White, Vice President and Senior Portfolio Manager of Ft. Washington

     (9) John J. Goetz, Vice President and Senior Portfolio Manager of Ft. Washington

     (10) James A. Markley, Managing Director - Private Investment Counsel of Ft. Washington

     (11) Roger M. Lanham - Vice President and Senior Portfolio Manager of Ft. Washington

     (12) Augustine A. Long, Managing Director, Marketing of Ft. Washington

     (13) John J. O'Connor, Vice President-Research of Ft. Washington

     (14) Timothy J. Policinski, Vice President and Senior Portfolio Manager of Ft. Washington

          (a) Vice President- Public Bond Manager of Lincoln Investment Management, Ft. Wayne, Indiana, until June 2001.

     (15) Thomas L. Finn, Vice President and Senior Portfolio Manager of Ft. Washington

          (a) Vice President and Senior Portfolio Manager of Provident Financial Group until May 2002.

     (16) Stephen A. Baker, Vice President of Ft. Washington

     (17) John J. Discepoli, Vice President of Ft. Washington

     (18) Michele Hawkins- Compliance Officer of Ft. Washington

     (19) Donald J. Wuebbling- Secretary of Ft. Washington

          See biography above

C. BAMCO, INC. ("BAMCO") is a registered investment adviser providing advisory services to the Baron Small Cap Fund. The address of BAMCO is 767 Fifth Avenue, New York, New York 10153.

D. DEUTSCHE INVESTMENT MANAGEMENT INC. ("DeIM") (formerly Zurich Scudder Investments, Inc.) is a registered investment adviser providing sub-advisory services to the Growth & Income Fund. The address of DeIM is 345 Park Avenue, New York, NY 10154.

E. OPCAP ADVISORS, INC. ("OpCap") is a registered investment adviser providing sub-advisory services to the Balanced Fund. The address of OpCap is Oppenheimer Tower, One World Financial Center, New York, NY 10281.

F. TCW INVESTMENT MANAGEMENT COMPANY ("TCW") is a registered investment adviser providing sub-advisory services to the Emerging Growth Fund. The address of TCW is 865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017.

G. WESTFIELD CAPITAL MANAGEMENT COMPANY, INC. ("Westfield") is a registered adviser providing sub-advisory services to the Emerging Growth Fund. The address of Westfield is One Financial Center, Boston, MA 02111.

H. TODD INVESTMENT ADVISORS, INC. ("Todd") is a registered adviser providing sub-advisory services to the Enhanced 30 Fund. The address of Todd is 3160 National City Tower, Louisville, KY 40202.

I. THIRD AVENUE MANAGEMENT LLC ("Third Avenue") is a registered investment adviser providing services to the Third Avenue Fund. The address of Third Avenue is 767 Third Avenue, New York, NY 10107.

J. EAGLE ASSET MANAGEMENT, INC. ("Eagle") is a registered adviser providing advisory services to the Eagle Capital Appreciation Fund (fka Large Cap Growth
Fund). The address of Eagle is 880 Carillon Parkway, St. Petersburg, FL 33716.

ITEM 27.  PRINCIPAL UNDERWRITERS.

(a) Touchstone Securities, Inc. also acts as underwriter for Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax Free Trust.

Unless otherwise noted, the address of the persons named below is 221 East Fourth Street, Cincinnati, Ohio 45202.

*The address is 420 East Fourth Street, Cincinnati, OH 45202
**The address is 400 Broadway, Cincinnati, OH 45202
***The address is 515 West Market Street, Louisville, KY 40202

(b)
                                POSITION WITH               POSITION
     NAME                       UNDERWRITER                 WITH REGISTRANT

     James H. Grifo             President                   Vice President

     Jill T. McGruder           Director                    Trustee

     James N. Clark             Director                    None

     Michael S. Spangler        Vice President              President

     Richard K. Taulbee**       Vice President              None

     James J. Vance**           Treasurer                   None

     Edward S. Heenan**         Controller/Director         None

     Robert F. Morand**         Secretary                   None

     Terrie A. Wiedenheft       Chief Financial Officer     Controller and
                                                            Treasurer

     Donald W. Cummings***      Vice President              None

(c)  None

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

Touchstone Variable Series Trust
221 East Fourth Street
Cincinnati, OH 45202

Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, OH 45202
(investment advisor)

Integrated Fund Services, Inc.
221 East Fourth Street,  Suite 300
Cincinnati, OH 45202
(administrator, fund accounting agent and transfer agent)

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109
(custodian)

ITEM 29.  MANAGEMENT SERVICES.

Not applicable.

ITEM 30.  UNDERTAKINGS.

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Registration Statement meets the requirements for effectiveness under rule 485(b) under the Securities Act and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati, Ohio on April 30, 2004.

                                             TOUCHSTONE VARIABLE SERIES TRUST

                                             By: /s/ Michael Spangler
                                                 ----------------------
                                                 Michael Spangler
                                                 President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 30, 2004.

SIGNATURE                           TITLE

* John F. Barrett                   Trustee

* William O. Coleman                Trustee

* Phillip R. Cox                    Trustee

* H. Jerome Lerner                  Trustee

* J. Leland Brewster II             Trustee

* Robert E. Stautberg               Trustee

* Jill T. McGruder                  Trustee

* John P. Zanotti                   Trustee

* John R. Lindholm                  Trustee


                                    Treasurer
/s/ Terrie A. Wiedenheft
------------------------------
Terrie A. Wiedenheft


By:
/s/ Tina H. Bloom
-----------------------
Tina H. Bloom
* Attorney-in-Fact
April 30, 2004

EXHIBIT INDEX

(g)(2)    Form of Securities Lending Agreement with Brown Brothers Harriman

(j)       Consent of Ernst & Young LLP

(p)(1)    Code of Ethics of Touchstone Variable Series Trust

(p)(7)    Code of Ethics of OpCap Advisors

(p)(9)    Amendment to Code of Ethics of The TCW Group, Inc.

(p)(12)   Code of Ethics of BAMCO, Inc.

(p)(13)   Code of Ethics of Third Avenue Management LLC